United States
                     Securities and Exchange Commission
                            Washington, DC 20549

                                  FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-04984

                             AMERICAN BEACON FUNDS
               (Exact name of registrant as specified in charter)

                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
              (Address of principal executive offices) (Zip code)

                          Douglas G. Herring, PRESIDENT
                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: October 31, 2007

                   Date of reporting period: July 31, 2007

ITEM 1. SCHEDULES OF INVESTMENTS.

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
COMMON STOCKS - 57.74%
CONSUMER DISCRETIONARY - 7.11%
   AUTO COMPONENTS - 0.21%
      Magna International, Inc. ..................         25,900   $      2,272
                                                                    ------------
   HOTELS, RESTAURANTS & LEISURE - 0.98%
      Carnival Corp. .............................        112,000          4,963
      Wyndham Worldwide Corp. @@ + ...............        113,540          3,821
      Yum! Brands, Inc. ..........................         60,400          1,935
                                                                    ------------
                                                                          10,719
                                                                    ------------
   HOUSEHOLD DURABLES - 1.88%
      Centex Corp + ..............................        169,200          6,313
      Fortune Brands, Inc. + .....................         53,000          4,309
      Koninklijke (Royal) Philips Electronics
         NV ......................................         31,231          1,262
      Lennar Corp. + .............................         97,200          2,980
      Newell Rubbermaid, Inc. ....................         59,000          1,560
      Pulte Homes, Inc. + ........................        220,800          4,270
                                                                    ------------
                                                                          20,694
                                                                    ------------
   MEDIA - 1.30%
      CBS Corp. ..................................         83,900          2,661
      Citadel Broadcasting Corp. + ...............          6,427             32
      Idearc, Inc. + .............................         59,646          2,070
      Interpublic Group of Cos., Inc. @@ + .......        341,800          3,586
      R.H. Donnelley Corp. @@ ....................         49,700          3,108
      Walt Disney Co. Ltd. .......................         87,400          2,884
                                                                    ------------
                                                                          14,341
                                                                    ------------
   MULTILINE RETAIL - 1.34%
      Macy's, Inc. ...............................        118,454          4,273
      Target Corp. ...............................         64,000          3,877
      Wal-Mart Stores, Inc. ......................        143,600          6,598
                                                                    ------------
                                                                          14,748
                                                                    ------------
   SPECIALTY RETAIL - 1.40%
      Gap, Inc. ..................................        219,300          3,772
      Home Depot, Inc. ...........................        266,100          9,891
      Liz Claiborne, Inc. + ......................         50,300          1,767
                                                                    ------------
                                                                          15,430
                                                                    ------------
   TOTAL CONSUMER DISCRETIONARY ..................                        78,204
                                                                    ------------
CONSUMER STAPLES - 3.56%
   BEVERAGES - 0.52%
      Constellation Brands, Inc. @@ + ............         22,700            498
      Diageo plc, ADR ............................         64,100          5,235
                                                                    ------------
                                                                           5,733
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   FOOD & DRUG RETAILING - 0.15%
      Safeway, Inc. ..............................         53,000   $      1,689
                                                                    ------------
   FOOD PRODUCTS - 0.63%
      General Mills, Inc. ........................         38,500          2,142
      Kraft Foods, Inc. ..........................        146,545          4,799
                                                                    ------------
                                                                           6,941
                                                                    ------------
   TOBACCO - 2.26%
      Altria Group, Inc. .........................        157,500         10,469
      Imperial Tobacco Group plc, ADR ............        114,700         10,055
      UST, Inc. + ................................         80,000          4,284
                                                                    ------------
                                                                          24,808
                                                                    ------------
   TOTAL CONSUMER STAPLES ........................                        39,171
                                                                    ------------
ENERGY - 4.88%
   OIL & GAS - 4.88%
      Chevron Corp. ..............................         90,028          7,676
      ConocoPhillips .............................        252,276         20,394
      Devon Energy Corp. .........................        108,600          8,103
      Duke Energy Corp. ..........................        211,300          3,598
      Occidental Petroleum Corp. .................        148,800          8,440
      Royal Dutch Shell plc, ADR .................         46,900          3,718
      Sunoco, Inc. ...............................         24,800          1,655
                                                                    ------------
   TOTAL ENERGY ..................................                        53,584
                                                                    ------------
FINANCIALS - 15.65%
   BANKS - 4.34%
      Bank of America Corp. ......................        429,896         20,386
      Bank of New York Mellon Corp. ..............         40,377          1,718
      Comerica, Inc. .............................         33,500          1,764
      First Horizon National Corp. + .............         29,500            936
      KeyCorp + ..................................         34,000          1,179
      SunTrust Banks, Inc. .......................         11,600            908
      U.S. Bancorp ...............................        123,560          3,701
      UnionBanCal Corp. ..........................         16,700            923
      Wachovia Corp. .............................         87,100          4,112
      Washington Mutual, Inc. + ..................        206,400          7,746
      Wells Fargo & Co. ..........................        129,800          4,383
                                                                    ------------
                                                                          47,756
                                                                    ------------
   DIVERSIFIED FINANCIALS - 5.95%
      Bear Stearns Cos., Inc. + ..................         63,500          7,698
      Capital One Financial Corp. ................         22,100          1,564
      Citigroup, Inc. ............................        315,642         14,699
      Discover Financial Services @@ .............         30,600            705
      Federal Home Loan Mortgage Corp. ...........         94,000          5,383
      Federal National Mortgage Association ......         52,100          3,118

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Goldman Sachs Group, Inc. ..................         20,600   $      3,880
      JP Morgan Chase & Co. ......................        300,234         13,213
      Merrill Lynch & Co., Inc. ..................         48,300          3,584
      Morgan Stanley Dean Witter & Co. ...........         61,200          3,909
      SLM Corp. ..................................        155,400          7,641
                                                                    ------------
                                                                          65,394
                                                                    ------------
   INSURANCE - 5.11%
      ACE Ltd. ...................................         85,400          4,929
      Allstate Corp. .............................         31,000          1,648
      American International Group, Inc. .........        120,700          7,746
      AON Corp. + ................................         33,500          1,341
      Conseco, Inc. @@ + .........................         93,400          1,699
      Genworth Financial, Inc. ...................        171,400          5,231
      Hartford Financial Services Group, Inc. ....         21,700          1,994
      MetLife, Inc. ..............................        162,880          9,809
      Travelers Companies, Inc. ..................        183,200          9,303
      UnumProvident Corp. ........................        156,900          3,813
      XL Capital Ltd. ............................        111,000          8,642
                                                                    ------------
                                                                          56,155
                                                                    ------------
   REAL ESTATE - 0.25%
      St. Joe Co. + ..............................         67,800          2,749
                                                                    ------------
   TOTAL FINANCIALS ..............................                       172,054
                                                                    ------------
HEALTH CARE - 5.03%
   HEALTH CARE EQUIPMENT & SUPPLIES - 0.80%
      Baxter International, Inc. .................        112,200          5,902
      Covidien Ltd. @@ ...........................         71,525          2,929
                                                                    ------------
                                                                           8,831
                                                                    ------------
   HEALTH CARE PROVIDERS & SERVICES - 1.41%
      Cigna Corp. ................................        101,800          5,257
      Omnicare, Inc. .............................          6,600            219
      Tenet Healthcare Corp. @@ + ................        274,000          1,419
      UnitedHealth Group, Inc. ...................         55,300          2,678
      WellPoint, Inc. @@ .........................         78,700          5,912
                                                                    ------------
                                                                          15,485
                                                                    ------------
   PHARMACEUTICALS - 2.82%
      Bristol-Myers Squibb Co. ...................        274,300          7,793
      Eli Lilly & Co. ............................        132,300          7,156
      Johnson & Johnson ..........................         27,100          1,639
      Merck & Co., Inc. ..........................         28,200          1,400
      Pfizer, Inc. ...............................        420,700          9,891
      Wyeth Corp. ................................         64,400          3,125
                                                                    ------------
                                                                          31,004
                                                                    ------------
   TOTAL HEALTH CARE .............................                        55,320
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
INDUSTRIALS - 7.58%
   AEROSPACE & DEFENSE - 1.86%
      Boeing Co. .................................         59,300   $      6,133
      Northrop Grumman Corp. .....................         78,800          5,997
      Raytheon Co. ...............................         77,100          4,268
      United Technologies Corp. ..................         54,800          3,999
                                                                    ------------
                                                                          20,397
                                                                    ------------
   AIR FREIGHT & COURIERS - 0.24%
      FedEx Corp. ................................         23,900          2,647
                                                                    ------------
   INDUSTRIAL CONGLOMERATES - 3.14%
      3M Co. .....................................         53,700          4,775
      General Electric Co. .......................        229,100          8,880
      Honeywell International, Inc. ..............        212,300         12,209
      Textron, Inc. ..............................         35,300          3,985
      Tyco International Ltd. ....................        100,025          4,730
                                                                    ------------
                                                                          34,579
                                                                    ------------
   MACHINERY - 1.84%
      Caterpillar, Inc. ..........................         74,200          5,847
      Flowserve Corp. ............................         32,700          2,363
      Illinois Tool Works, Inc. + ................        135,300          7,448
      ITT Industries, Inc. .......................         72,400          4,553
                                                                    ------------
                                                                          20,211
                                                                    ------------
   TRANSPORTATION INFRASTRUCTURE - 0.50%
      Burlington Northern Santa Fe Corp. .........         67,400          5,536
                                                                    ------------
   TOTAL INDUSTRIALS .............................                        83,370
                                                                    ------------
INFORMATION TECHNOLOGY - 6.21%
   COMMERCIAL SERVICES & SUPPLIES - 0.36%
      First Data Corp. ...........................        124,600          3,961
                                                                    ------------
   COMMUNICATIONS EQUIPMENT - 0.30%
      Nokia Corp., ADR ...........................        116,100          3,325
                                                                    ------------
   COMPUTERS & PERIPHERALS - 2.16%
      Hewlett-Packard Co. ........................        222,300         10,232
      International Business Machines Corp. + ....        122,500         13,555
                                                                    ------------
                                                                          23,787
                                                                    ------------
   ELECTRONIC COMPONENTS - 0.63%
      Intel Corp. ................................        121,500          2,870
      Tyco Electronics Ltd. @@ + .................        112,625          4,034
                                                                    ------------
                                                                           6,904
                                                                    ------------
   IT CONSULTING & SERVICES - 0.86%
      Computer Sciences Corp. @@ .................         33,400          1,860

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Electronic Data Systems Corp. ..............        281,800   $      7,606
                                                                    ------------
                                                                           9,466
                                                                    ------------
   SOFTWARE - 1.90%
      CA, Inc. ...................................        385,974          9,680
      Microsoft Corp. ............................        276,300          8,010
      Oracle Corp. @@ ............................        164,700          3,149
                                                                    ------------
                                                                          20,839
                                                                    ------------
   TOTAL INFORMATION TECHNOLOGY ..................                        68,282
                                                                    ------------
MATERIALS - 1.83%
   BASIC MATERIALS - 0.07%
      Alcoa, Inc. ................................         21,196            810
                                                                    ------------
   CHEMICALS - 1.76%
      Air Products & Chemicals, Inc. .............         30,500          2,634
      Dow Chemical Co. ...........................         49,000          2,130
      E. I. du Pont de Nemours & Co. .............        147,500          6,893
      Eastman Chemical Co. + .....................         38,200          2,629
      Lyondell Chemical Co. + ....................         57,800          2,595
      PPG Industries, Inc. .......................         31,900          2,433
                                                                    ------------
                                                                          19,314
                                                                    ------------
   TOTAL MATERIALS ...............................                        20,124
                                                                    ------------
TELECOMMUNICATION SERVICES - 2.54%
   DIVERSIFIED TELECOMMUNICATION - 2.54%
      AT&T, Inc. .................................        383,777         15,029
      Verizon Communications, Inc. ...............        303,228         12,923
                                                                    ------------
   TOTAL TELECOMMUNICATION SERVICES ..............                        27,952
                                                                    ------------
UTILITIES - 3.35%
   ELECTRIC UTILITIES - 2.96%
      CenterPoint Energy, Inc. + .................        134,500          2,217
      Dominion Resources, Inc. ...................         53,400          4,497
      DTE Energy Co. .............................         40,000          1,855
      Entergy Corp. ..............................         54,500          5,448
      Exelon Corp. ...............................        190,500         13,364
      FPL Group, Inc. ............................         62,900          3,631
      Public Service Enterprise Group, Inc. ......         17,200          1,482
                                                                    ------------
                                                                          32,494
                                                                    ------------
   GAS UTILITIES - 0.39%
      Spectra Energy Corp. .......................        170,400          4,340
                                                                    ------------
   TOTAL UTILITIES ...............................                        36,834
                                                                    ------------
   TOTAL COMMON STOCKS ...........................                       634,895
                                                                    ------------

                                                          PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
CORPORATE OBLIGATIONS - 6.97%
   BANKS - 1.33%
      Banco Popular North America, Inc.,
         4.25%, Due 4/1/2008 .....................   $        500   $        495
      Bank of America Corp.,
         5.375%, Due 8/15/2011 ...................            570            568
         5.375%, Due 6/15/2014 ...................            445            434
         7.80%, Due 9/15/2016 ....................          1,000          1,127
      Bank One Corp.,
         5.90%, Due 11/15/2011 ...................          1,080          1,102
         4.90%, Due 4/30/2015 ....................            450            426
      Citigroup, Inc.,
         5.125%, Due 2/14/2011 + .................          2,700          2,673
      Credit Suisse First Boston,
         6.50%, Due 5/1/2008 + ++ ................            750            755
      ING Bank, NV,
         5.125%, Due 5/1/2015 ++ .................            450            432
      JP Morgan Chase & Co.,
         6.75%, Due 2/1/2011 .....................          1,350          1,406
      National City Bank,
         4.50%, Due 3/15/2010 ....................          1,500          1,473
      Synovus Financial Corp.,
         4.875%, Due 2/15/2013 ...................            450            435
      Wachovia Corp.,
         5.30%, Due 10/15/2011 ...................            500            494
         5.70%, Due 8/1/2013 .....................            585            587
      Washington Mutual Finance Corp.,
         6.875%, Due 5/15/2011 ...................            660            692
      Washington Mutual, Inc.,
         8.25%, Due 4/1/2010 .....................            500            533
         4.625%, Due 4/1/2014 ....................          1,050            965
                                                                    ------------
                                                                          14,597
                                                                    ------------
   BASIC MATERIALS - 0.06%
      Alcoa, Inc.,
         5.90%, Due 2/1/2027 .....................            360            338
      Weyerhaeuser Co.,
         5.95%, Due 11/1/2008 ....................            340            342
                                                                    ------------
                                                                             680
                                                                    ------------
   COMMUNICATIONS - 0.37%
      Comcast Cable Communications Holdings, Inc.,
         8.375%, Due 3/15/2013 ...................          1,050          1,171
      Comcast Corp.,
         5.30%, Due 1/15/2014 ....................            710            679
         5.875%, Due 2/15/2018 ...................            345            332
         6.45%, Due 3/15/2037 ....................            155            149

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                          PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Time Warner Cable, Inc.,
         5.85%, Due 5/1/2017 ++ ..................   $      1,180   $      1,138
      Time Warner, Inc.,
         6.50%, Due 11/15/2036 ...................            370            351
      Viacom, Inc.,
         6.875%, Due 4/30/2036 ...................            265            248
                                                                    ------------
                                                                           4,068
                                                                    ------------
   CONSUMER DISCRETIONARY - 0.17%
      Costco Wholesale Corp.,
         5.50%, Due 3/15/2017 ....................            680            666
      Wal-Mart Stores, Inc.,
         4.55%, Due 5/1/2013 .....................            635            607
         7.55%, Due 2/15/2030 ....................            550            632
                                                                    ------------
                                                                           1,905
                                                                    ------------
   CONSUMER STAPLES - 0.06%
      PepsiCo, Inc.,
         5.15%, Due 5/15/2012 ....................            670            670
                                                                    ------------
   ENERGY - 0.22%
      Apache Corp.,
         5.25%, Due 4/15/2013 ....................            545            537
      Canadian Natural Resources Ltd.,
         5.70%, Due 5/15/2017 ....................            400            387
         6.25%, Due 3/15/2038 ....................            500            478
      EOG Resources, Inc.,
         4.75%, Due 3/15/2014 ++ .................            550            525
      Weatherford International, Inc.,
         5.95%, Due 6/15/2012 ++ .................            510            517
                                                                    ------------
                                                                           2,444
                                                                    ------------
   FINANCE - 0.83%
      American General Finance Corp.,
         5.375%, Due 9/1/2009 ....................          1,090          1,093
         4.875%, Due 5/15/2010 ...................            500            495
      Ameriprise Financial, Inc.,
         5.35%, Due 11/15/2010 ...................            975            973
      Capital One Financial Corp.,
         5.70%, Due 9/15/2011 ....................            490            487
      General Electric Capital Corp.,
         4.375%, Due 3/3/2012 ....................            995            957
         Goldman Sachs Group, Inc.,
         4.75%, Due 7/15/2013 ....................            550            519
      HSBC Finance Corp.,
         5.25%, Due 1/14/2011 + ..................          2,150          2,134
      International Lease Finance Corp.,
         6.375%, Due 3/15/2009 ...................          1,025          1,041
         5.75%, Due 6/15/2011 ....................            475            477

                                                          PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Lehman Brothers Holdings, Inc.,
      4.25%, Due 1/27/2010 .......................   $        450   $        441
   Merrill Lynch & Co., Inc.,
      6.11%, Due 1/29/2037 .......................            560            506
                                                                    ------------
                                                                           9,123
                                                                    ------------
INDUSTRIALS - 1.08%
   Caterpillar Financial Services Corp.,
      4.15%, Due 1/15/2010 .......................            500            489
   Con-way, Inc.,
      8.875%, Due 5/1/2010 .......................          1,850          1,991
   CRH America, Inc.,
      6.00%, Due 9/30/2016 .......................            435            428
   Daimler Finance NA LLC,
      7.75%, Due 1/18/2011 .......................          1,000          1,062
      5.875%, Due 3/15/2011 ......................            450            452
      5.75%, Due 9/8/2011 ........................            550            550
   John Deere Capital Corp.,
      4.125%, Due 1/15/2010 ......................          1,250          1,219
      5.40%, Due 10/17/2011 ......................            655            655
   Martin Marietta Materials, Inc.,
      6.90%, Due 8/15/2007 .......................            200            200
   Masco Corp.,
      6.125%, Due 10/3/2016 ......................            430            418
   Nissan Motor Acceptance Corp.,
      5.625%, Due 3/14/2011 ++ ...................            500            500
   Norfolk Southern Corp.,
      8.625%, Due 5/15/2010 ......................            500            541
   Unilever Capital Corp.,
      7.125%, Due 11/1/2010 ......................          2,000          2,108
   Union Pacific Corp.,
      3.875%, Due 2/15/2009 ......................            775            759
      6.50%, Due 4/15/2012 + .....................            450            466
                                                                    ------------
                                                                          11,838
                                                                    ------------
INSURANCE - 0.91%
   Aegon Funding Corp.,
      5.75%, Due 12/15/2020 ......................            450            453
   American International Group, Inc.,
      6.25%, Due 5/1/2036 ........................            550            556
   ASIF Global Financing,
      3.90%, Due 10/22/2008 ++ ...................            700            689
   Hartford Financial Services Group, Inc.,
      5.25%, Due 10/15/2011 ......................          1,150          1,147
      5.375%, Due 3/15/2017 ......................            540            520
   John Hancock Global Funding II,
      7.90%, Due 7/2/2010 ++ .....................          1,500          1,611
   Liberty Mutual Insurance Co.,
      7.875%, Due 10/15/2026 + ++ ................          1,500          1,621

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                          PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Lincoln National Corp.,
         4.75%, Due 2/15/2014 ....................   $        200   $        190
      MetLife, Inc.,
         5.375%, Due 12/15/2012 ..................            660            657
         5.00%, Due 6/15/2015 ....................            485            460
      Metropolitan Life Global Funding I,
         4.625%, Due 8/19/2010 ++ ................            700            689
      Prudential Financial, Inc.,
         4.50%, Due 7/15/2013 ....................            550            517
         5.10%, Due 9/20/2014 ....................            535            515
      Willis North America, Inc.,
         6.20%, Due 3/28/2017 ....................            360            359
                                                                    ------------
                                                                           9,984
                                                                    ------------
   PHARMACEUTICALS - 0.25%
      Abbott Laboratories,
         5.60%, Due 5/15/2011 ....................            510            514
      Amgen, Inc.,
         4.00%, Due 11/18/2009 ...................            540            524
      Hospira, Inc.,
         6.05%, Due 3/30/2017 ....................            360            354
      Schering-Plough Corp.,
         6.75%, Due 12/1/2033 ....................            525            567
      Wyeth Corp.,
         5.50%, Due 2/1/2014 .....................            780            767
                                                                    ------------
                                                                           2,726
                                                                    ------------
   REAL ESTATE - 0.34%
      Equity Residential,
         5.125%, Due 3/15/2016 ...................            385            360
      iStar Financial, Inc.,
         5.85%, Due 3/15/2017 + ..................            750            663
      ProLogis Trust,
         7.10%, Due 4/15/2008 ....................            470            473
      ProLogis,
         5.50%, Due 4/1/2012 .....................            450            448
         5.625%, Due 11/15/2016 ..................            450            439
      Simon Property Group LP,
         6.375%, Due 11/15/2007 ..................            400            401
         5.375%, Due 6/1/2011 ....................            450            447
         5.75%, Due 12/1/2015 ....................            560            552
                                                                    ------------
                                                                           3,783
                                                                    ------------
   TECHNOLOGY - 0.11%
      Cisco Systems, Inc.,
         5.25%, Due 2/22/2011 ....................            450            448
         5.50%, Due 2/22/2016 ....................            725            712
                                                                    ------------
                                                                           1,160
                                                                    ------------

                                                          PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   TELEPHONE - 0.57%
      America Movil, S.A. de C.V.,
         6.375%, Due 3/1/2035 ....................   $        550   $        517
      AT&T, Inc.,
         5.10%, Due 9/15/2014 ....................            625            592
         5.625%, Due 6/15/2016 ...................            995            961
         6.80%, Due 5/15/2036 ....................            225            233
      Cingular Wireless Services, Inc.,
         8.75%, Due 3/1/2031 .....................            445            551
      Deutsche Telekom AG,
         8.00%, Due 6/15/2010 ....................            380            406
      Nextel Communications, Inc.,
         6.875%, Due 10/31/2013 ..................            615            590
      Sprint Capital Corp.,
         8.375%, Due 3/15/2012 ...................            450            493
      Telecom Italia S.p.A.,
         4.00%, Due 11/15/2008 ...................            580            568
      Telefonica Emisiones SAU,
         5.984%, Due 6/20/2011 ...................            380            382
      Verizon Communications, Inc.,
         5.50%, Due 4/1/2017 + ...................            500            479
      Vodafone Group plc,
         6.15%, Due 2/27/2037 ....................            500            457
                                                                    ------------
                                                                           6,229
                                                                    ------------
   UTILITIES - 0.67%
      Columbus Southern Power Co.,
         5.50%, Due 3/1/2013 .....................            830            819
      Dominion Resources, Inc.,
         Series A, 5.60%, Due 11/15/2016 .........            345            335
      Duke Energy Indiana, Inc.,
         6.05%, Due 6/15/2016 ....................            520            520
      FPL Group Capital, Inc.,
         5.625%, Due 9/1/2011 ....................          1,025          1,033
      MidAmerican Energy Holdings Co.,
         5.875%, Due 10/1/2012 ...................          1,070          1,085
         6.125%, Due 4/1/2036 ....................            550            526
      Public Service Enterprise Group, Inc.,
         6.95%, Due 6/1/2012 .....................            925            971
      Southern Power Co.,
         6.25%, Due 7/15/2012 ....................            690            709
      Virginia Electric and Power Co.,
         6.00%, Due 5/15/2037 ....................            360            344
      Xcel Energy, Inc.,
         5.613%, Due 4/1/2017 ++ .................          1,089          1,072
                                                                    ------------
                                                                           7,414
                                                                    ------------
   TOTAL CORPORATE OBLIGATIONS ...................                        76,621
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                          PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.46%
   COMMERCIAL MORTGAGE-BACKED SECURITY - 0.98%
      Banc of America Commercial Mortgage, Inc.,
         2005-6, 5.001%, Due 9/10/2047 ...........   $        794   $        787
         2007-2 A2, 5.634%, Due 4/10/2049 ........          1,100          1,097
      Bear Stearns Commercial Mortgage
         Securities, Inc.,
         2006-T22 A2, 5.633%, Due 4/12/2038 ......            590            591
         2006-PW13 A4, 5.54%, Due 9/11/2041 ......          1,260          1,227
         2004-PWR5 A4, 4.831%, Due 7/11/2042 .....          1,015            973
         2005-T20 A2, 5.127%, Due 10/12/2042 .....            875            866
      Citigroup Commercial Mortgage Trust,
         2004-C2 A3, 4.38%, Due 10/15/2041 .......            805            773
      General Electric Capital Commercial
         Mortgage Corp.,
         2003-C2 A2, 4.17%, Due 7/10/2037 ........            430            422
      JP Morgan Chase Commercial Mortgage
         Securities Corp.,
         2004-CBX A4, 4.529%, Due 1/12/2037 ......            555            536
         2005-LDP3 A1, 4.655%, Due 8/15/2042 .....            307            303
         2005-LDP4 A1, 4.613%, Due 10/15/2042 ....            136            135
         2005-LDP1 A2, 4.625%, Due 3/15/2046 .....          1,035          1,015
         2007-CB19 A4, 5.747%, Due 2/12/2049 .....            800            788
      LB-UBS Commercial Mortgage Trust,
         2004-C1 A4, 5.424%, Due 2/15/2040 .......            750            720
      Wachovia Bank Commercial Mortgage Trust,
         2007-C32 A2, 5.736%, Due 6/15/2049 ......            530            531
                                                                    ------------
                                                                          10,764
                                                                    ------------
   WHOLE LOAN COLLATERALIZED MORTGAGE
      OBLIGATIONS - 0.48%
      Banc of America Mortgage Securities, Inc.,
         2004-8 3A1, 5.25%, Due 10/25/2019 .......          1,193          1,160
      Chase Mortgage Finance Corp.,
         2006A1 A1, 6.054%, Due 9/25/2036 # ......          1,387          1,377
      Prime Mortgage Trust,
         2005-2, 5.25%, Due 7/25/2020 ............          1,894          1,843
      Wells Fargo Mortgage Backed Securities
         Trust,
         2006-11 A8, 6.00%, Due 9/25/2036 ........            924            917
                                                                    ------------
                                                                           5,297
                                                                    ------------
   TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS ..                        16,061
                                                                    ------------
ASSET-BACKED SECURITIES - 0.57%
      American Express Credit Account Master
         Trust,
         2006-2 A, 5.35%, Due 1/15/2014 ..........          2,150          2,166

                                                          PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Capital Auto Receivables Asset Trust,
         2006-SN1A A4A, 5.32%, Due 3/20/2010 ++ ..   $      1,500   $      1,501
      Capital One Multi-Asset Execution Trust,
         2006-A10 A10, 5.15%, Due 6/15/2014 ......          1,600          1,600
      Volkswagen Auto Loan Enhanced Trust,
         2005-1 A4, 4.86%, Due 4/20/2012 .........          1,000            995
                                                                    ------------
   TOTAL ASSET-BACKED SECURITIES .................                         6,262
                                                                    ------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 7.94%
   FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.73%
      Pool # E90777, 5.50%, Due 8/1/2017 .........             72             72
      Pool # G11295, 5.50%, Due 9/1/2017 .........            341            339
      Pool # E97381, 5.50%, Due 6/1/2018 .........            157            156
      Pool # E01492, 5.50%, Due 10/1/2018 ........          1,289          1,279
      Pool # E01602, 4.50%, Due 3/1/2019 .........            961            920
      Pool # G11879, 5.00%, Due 10/1/2020 ........          1,357          1,317
      Pool # G11994, 5.50%, Due 5/1/2021 .........            815            805
      Pool # G12486, 5.00%, Due 7/1/2021 .........          1,921          1,865
      Pool # G18139, 5.50%, Due 9/1/2021 .........            414            409
      Pool # J03849, 5.00%, Due 11/1/2021 ........            708            687
      Pool # G12603, 5.50%, Due 4/1/2022 .........            549            542
      Pool # G18181, 5.00%, Due 5/1/2022 .........            644            624
      Pool # G18190, 5.50%, Due 6/1/2022 .........          1,023          1,010
      Pool # C26472, 6.50%, Due 5/1/2029 .........             67             69
      Pool # C27089, 6.50%, Due 6/1/2029 .........             12             12
      Pool # C00835, 6.50%, Due 7/1/2029 .........            215            220
      Pool # G01457, 6.00%, Due 8/1/2029 .........            113            113
      Pool # C01598, 5.00%, Due 8/1/2033 .........          1,756          1,657
      Pool # C01786, 5.50%, Due 2/1/2034 .........          1,752          1,699
      Pool # C01796, 5.00%, Due 3/1/2034 .........          1,377          1,298
      Pool # C01848, 6.00%, Due 6/1/2034 .........          1,058          1,053
      Pool # G08006, 6.00%, Due 8/1/2034 .........            962            957
      Pool # G08072, 5.00%, Due 8/1/2035 .........          1,226          1,153
      Pool # G08079, 5.00%, Due 9/1/2035 .........          1,752          1,648
      Pool # G02418, 5.50%, Due 11/1/2036 ........          1,767          1,708
      Pool # 1G1389, 5.895%, Due 12/1/2036 # .....          2,139          2,142
      Pool # 1B3208, 5.855%, Due 1/1/2037 # ......          2,672          2,684
      Pool # 1B3314, 5.795%, Due 3/1/2037 # ......          1,526          1,527
      Pool # 1G1916, 5.264%, Due 4/1/2037 # ......          1,803          1,778
      Pool # G03111, 5.50%, Due 5/1/2037 .........          6,525          6,307
      Pool # G08210, 6.00%, Due 7/1/2037 .........          4,470          4,435
      Pool # A63838, 6.50%, Due 8/1/2037 .........            580            587
                                                                    ------------
                                                                          41,072
                                                                    ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.65%
      Pool # 488099, 5.50%, Due 2/1/2014 .........            525            521
      Pool # 535846, 6.00%, Due 4/1/2016 .........            399            402
      Pool # 254545, 5.00%, Due 12/1/2017 ........          1,001            976

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                          PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Pool # 555549, 5.00%, Due 6/1/2018 .........   $      2,084   $      2,031
      Pool # 254865, 4.50%, Due 9/1/2018 .........          1,574          1,507
      Pool # 747844, 5.50%, Due 12/1/2018 ........             99             98
      Pool # 837219, 4.00%, Due 8/1/2020 .........          1,159          1,076
      Pool # 745562, 5.50%, Due 4/1/2021 .........          1,259          1,245
      Pool # 256480, 5.50%, Due 11/1/2021 ........            458            452
      Pool # 252211, 6.00%, Due 1/1/2029 .........            605            605
      Pool # 555880, 5.50%, Due 11/1/2033 ........          2,358          2,288
      Pool # 725238, 5.00%, Due 3/1/2034 .........          1,820          1,717
      Pool # 725866, 4.50%, Due 9/1/2034 .........            794            724
      Pool # 815762, 6.50%, Due 3/1/2035 .........            297            302
      Pool # 844809, 5.00%, Due 11/1/2035 ........            892            840
      Pool # 256022, 5.50%, Due 12/1/2035 ........          1,473          1,426
      Pool # 850280, 5.50%, Due 12/1/2035 ........            448            434
      Pool # 849299, 5.50%, Due 1/1/2036 .........          1,604          1,553
      Pool # 866593, 5.50%, Due 1/1/2036 .........          3,339          3,233
      Pool # 745275, 5.00%, Due 2/1/2036 .........            891            838
      Pool # 256101, 5.50%, Due 2/1/2036 .........          1,083          1,049
      Pool # 879518, 5.50%, Due 3/1/2036 .........            383            370
      Pool # 745418, 5.50%, Due 4/1/2036 .........          2,622          2,539
      Pool # 886395, 6.00%, Due 8/1/2036 .........            692            686
      Pool # 745822, 6.00%, Due 9/1/2036 .........          1,246          1,235
      Pool # 893523, 6.00%, Due 9/1/2036 .........            240            238
      Pool # 893688, 6.00%, Due 10/1/2036 ........          1,498          1,486
      Pool # 905058, 6.00%, Due 11/1/2036 ........          2,488          2,466
      Pool # 888030, 5.50%, Due 12/1/2036 ........          2,012          1,944
      Pool # 912531, 6.00%, Due 2/1/2037 .........            773            766
      Pool # 936595, 5.00%, Due 5/1/2037 .........            644            604
      Federal National Mortgage Association,
         6.50%, Due TBA ..........................          4,415          4,459
                                                                    ------------
                                                                          40,110
                                                                    ------------
   GOVERNMENT NATIONAL MORTGAGE
      ASSOCIATION - 0.56%
      Pool # 780400, 7.00%, Due 12/15/2025 .......            354            370
      2006-9 A, 4.201%, Due 8/16/2026 ............            839            820
      Pool # 780615, 6.50%, Due 8/15/2027 ........            434            444
      Pool # 780680, 6.50%, Due 11/15/2027 .......            424            434
      Pool # 780936, 7.50%, Due 12/15/2028 .......            327            342
      Pool # 781636, 5.50%, Due 7/15/2033 ........          1,128          1,101
      Pool # 781690, 6.00%, Due 12/15/2033 .......          1,207          1,209
      Pool # 003515, 5.50%, Due 2/20/2034 ........          1,496          1,457
                                                                    ------------
                                                                           6,177
                                                                    ------------
   TOTAL U.S. AGENCY MORTGAGE-BACKED
      OBLIGATIONS ................................                        87,359
                                                                    ------------
U.S. AGENCY OBLIGATIONS - 7.70%
   FEDERAL FARM CREDIT BANK - 0.40%
      5.10%, Due 8/14/2007 # .....................          4,415          4,407
                                                                    ------------

                                                          PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   FEDERAL HOME LOAN BANK - 0.47%
      5.00%, Due 10/16/2009 + ....................   $      2,280   $      2,270
      5.25%, Due 11/3/2009 .......................          1,360          1,359
      4.50%, Due 9/16/2013 .......................          1,600          1,540
                                                                    ------------
                                                                           5,169
                                                                    ------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.37%
      5.25%, Due 2/24/2011 + .....................          2,860          2,853
      5.875%, Due 3/21/2011 + ....................            610            626
      5.125%, Due 4/18/2011 + ....................          3,700          3,706
      4.50%, Due 1/15/2015 + .....................         34,290         32,683
      5.40%, Due 3/17/2021 .......................          2,740          2,698
      6.00%, Due 12/15/2031 ......................          1,665          1,690
      6.00%, Due 12/1/2099 .......................          3,805          3,774
                                                                    ------------
                                                                          48,030
                                                                    ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.46%
      Zero Coupon, Due 8/14/2007 @@ ..............          3,805          3,798
      4.375%, Due 9/7/2007 .......................          9,260          9,250
      5.125%, Due 1/2/2014 + .....................            820            810
      6.25%, Due 5/15/2029 + .....................         12,200         13,255
                                                                    ------------
                                                                          27,113
                                                                    ------------
   TOTAL U.S. AGENCY OBLIGATIONS .................                        84,719
                                                                    ------------
U.S. TREASURY OBLIGATIONS - 12.59%
      9.125%, Due 5/15/2018 + ....................          1,750          2,370
      7.875%, Due 2/15/2021 + ....................          1,200          1,539
      6.25%, Due 8/15/2023 + .....................          1,400          1,588
      6.875%, Due 8/15/2025 + ....................          1,580          1,925
      5.25%, Due 11/15/2028 + ....................          1,750          1,808
      5.25%, Due 2/15/2029 + .....................         32,165         33,258
      5.375%, Due 2/15/2031 + ....................          2,200          2,322
      4.50%, Due 2/15/2036 + .....................          3,845          3,595
      4.625%, Due 3/31/2008 + ....................         22,225         22,180
      4.875%, Due 8/15/2009 + ....................          3,560          3,581
      3.50%, Due 11/15/2009 + ....................          5,850          5,716
      4.875%, Due 4/30/2011 + ....................          6,550          6,614
      4.50%, Due 3/31/2012 + .....................          5,800          5,772
      4.75%, Due 5/31/2012 + .....................         16,300         16,399
      4.75%, Due 5/15/2014 + .....................         11,600         11,634
      4.125%, Due 5/15/2015 + ....................          4,150          3,981
      4.875%, Due 8/15/2016 + ....................          2,800          2,817
      4.625%, Due 2/15/2017 + ....................         11,455         11,307
                                                                    ------------
   TOTAL U.S. TREASURY OBLIGATIONS ...............                       138,406
                                                                    ------------

                                                        SHARES
                                                     ------------
SHORT TERM INVESTMENTS - 4.95%
   American Beacon Money Market Select
      Fund *       ...............................     45,793,218         45,793

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                          PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   United States Treasury Bill,
      4.72%, Due 9/6/2007 ## @ ...................   $      5,490   $      5,465
   United States Treasury Bill,
      4.70%, Due 11/15/2007 + ....................          3,190          3,145
                                                                    ------------
   TOTAL SHORT TERM INVESTMENTS ..................                        54,403
                                                                    ------------

                                                        SHARES
                                                     ------------
SECURITIES LENDING COLLATERAL - 23.91%
   American Beacon Cash Plus Trust *       .......    178,286,218        178,286
   American Beacon Money Market Select
      Fund *       ...............................     84,644,912         84,645
                                                                    ------------
   TOTAL SECURITIES LENDING COLLATERAL ...........                       262,931
                                                                    ------------
TOTAL INVESTMENTS 123.83% - (COST $1,233,793) ....                     1,361,657
LIABILITIES, NET OF OTHER ASSETS - (23.83%) ......                      (262,025)
                                                                    ------------
TOTAL NET ASSETS - 100.00% .......................                  $  1,099,632
                                                                    ============

        Percentages are stated as a percent of net assets.

@@      Non-income producing security.

+       All or a portion of this security is on loan at July 31, 2007.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,050 or 1.00% of net assets. The Fund has no right to demand registration of these securities.

# The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

*       The Fund/Trust is affiliated by having the same investment advisor.

##      Rates represent discount rate.

@ At July 31, 2007, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                             UNREALIZED
                        NUMBER OF   EXPIRATION    MARKET   APPRECIATION/
                        CONTRACTS      DATE       VALUE    (DEPRECIATION)
                        ---------   ----------   -------   -------------
Emini S&P 500 Index..     627        Sep 2007    $45,831        $(2,280)
                                                 =======        ========

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
COMMON STOCKS - 95.02%
CONSUMER DISCRETIONARY - 9.91%
   AUTO COMPONENTS - 0.10%
      Magna International, Inc. ..................         90,500   $      7,938
                                                                    ------------
   HOTELS, RESTAURANTS & LEISURE - 1.11%
      Carnival Corp. + ...........................      1,144,200         50,700
      Wyndham Worldwide Corp. @@ .................        868,180         29,214
      Yum! Brands, Inc. + ........................        211,400          6,773
                                                                    ------------
                                                                          86,687
                                                                    ------------
   HOUSEHOLD DURABLES - 1.94%
      Centex Corp + ..............................        592,300         22,098
      Fortune Brands, Inc. + .....................        460,900         37,471
      Koninklijke (Royal) Philips Electronics
         NV ......................................        187,966          7,594
      Lennar Corp. + .............................        382,300         11,721
      Matsushita Electric Industrial Co. Ltd.,
         ADR .....................................      2,579,000         47,067
      Newell Rubbermaid, Inc. ....................        405,700         10,731
      Pulte Homes, Inc. + ........................        797,200         15,418
                                                                    ------------
                                                                         152,100
                                                                    ------------
   MEDIA - 2.86%
      CBS Corp. ..................................        784,200         24,875
      Citadel Broadcasting Corp. + ...............         66,374            333
      Idearc, Inc. + .............................        193,600          6,720
      Interpublic Group of Cos., Inc. @@ + .......      1,229,500         12,897
      R.H. Donnelley Corp. @@ ....................        186,400         11,656
      Time Warner, Inc. ..........................      3,278,000         63,134
      Walt Disney Co. Ltd. .......................      2,307,500         76,148
      Warner Music Group Corp. + .................      2,259,200         27,991
                                                                    ------------
                                                                         223,754
                                                                    ------------
   MULTILINE RETAIL - 2.10%
      J.C. Penney Company, Inc. + ................        990,000         67,360
      Macy's, Inc. . .............................      1,033,212         37,268
      Target Corp. + .............................        584,300         35,391
      Wal-Mart Stores, Inc. ......................        519,200         23,857
                                                                    ------------
                                                                         163,876
                                                                    ------------
   SPECIALTY RETAIL - 1.80%
      Gap, Inc. ..................................        767,100         13,194
      Home Depot, Inc. + .........................      2,903,600        107,927
      Liz Claiborne, Inc. + ......................        555,300         19,513
                                                                    ------------
                                                                         140,634
                                                                    ------------
   TOTAL CONSUMER DISCRETIONARY ..................                       774,989
                                                                    ------------
CONSUMER STAPLES - 9.45%
   BEVERAGES - 1.51%
      Constellation Brands, Inc. @@ ..............        234,000          5,132

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Diageo plc, ADR ............................      1,382,200   $    112,898
                                                                    ------------
                                                                         118,030
                                                                    ------------
   FOOD & DRUG RETAILING - 0.88%
      Safeway, Inc. ..............................        195,500          6,230
      Sysco Corp. + ..............................      1,968,000         62,740
                                                                    ------------
                                                                          68,970
                                                                    ------------
   FOOD PRODUCTS - 2.43%
      Archer-Daniels-Midland Co. .................      1,918,000         64,445
      General Mills, Inc. ........................        384,900         21,408
      Kellogg Co. ................................      1,044,000         54,090
      Kraft Foods, Inc. ..........................      1,522,813         49,872
                                                                    ------------
                                                                         189,815
                                                                    ------------
   PERSONAL PRODUCTS - 0.74%
      L'Oreal SA, ADR ............................      2,520,000         57,960
                                                                    ------------
   TOBACCO - 3.89%
      Altria Group, Inc. .........................      1,342,600         89,243
      Imperial Tobacco Group plc, ADR ............      1,240,600        108,751
      UST, Inc. + ................................      1,981,700        106,120
                                                                    ------------
                                                                         304,114
                                                                    ------------
   TOTAL CONSUMER STAPLES ........................                       738,889
                                                                    ------------
ENERGY - 8.10%
   ENERGY EQUIPMENT & SERVICES - 0.90%
      Weatherford International Ltd. @@ ..........      1,265,000         69,993
                                                                    ------------
   OIL & GAS - 7.20%
      Chevron Corp. ..............................        871,462         74,301
      ConocoPhillips .............................      3,464,896        280,102
      Devon Energy Corp. .........................      1,001,300         74,707
      Duke Energy Corp. ..........................      2,135,900         36,374
      Occidental Petroleum Corp. .................      1,379,100         78,223
      Royal Dutch Shell plc, ADR .................        169,500         13,438
      Sunoco, Inc. ...............................         89,500          5,971
                                                                    ------------
                                                                         563,116
                                                                    ------------
   TOTAL ENERGY ..................................                       633,109
                                                                    ------------
FINANCIALS - 22.90%
   BANKS - 6.25%
      Bank of America Corp. . ....................      3,832,678        181,746
      Bank of New York Mellon Corp. ..............        212,400          9,038
      Comerica, Inc. + ...........................        120,500          6,346
      First Horizon National Corp. + .............        366,200         11,616
      KeyCorp + ..................................        165,800          5,752
      SunTrust Banks, Inc. .......................        187,500         14,681
      U.S. Bancorp ...............................      1,308,660         39,194

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      UnionBanCal Corp. ..........................         58,600   $      3,238
      Wachovia Corp. .............................        811,300         38,301
      Washington Mutual, Inc. + ..................      1,441,900         54,115
      Wells Fargo & Co. ..........................      3,674,400        124,084
                                                                    ------------
                                                                         488,111
                                                                    ------------
   DIVERSIFIED FINANCIALS - 10.16%
      Bear Stearns Cos., Inc. + ..................        620,700         75,241
      Capital One Financial Corp. ................        232,200         16,430
      Charles Schwab Corp. .......................      3,426,000         68,965
      Citigroup, Inc. ............................      3,097,538        144,252
      Discover Financial Services @@ .............        636,150         14,663
      Federal Home Loan Mortgage Corp. ...........        329,100         18,848
      Federal National Mortgage Association ......        408,500         24,445
      Goldman Sachs Group, Inc. ..................        143,600         27,046
      JP Morgan Chase & Co. ......................      3,559,598        156,658
      Merrill Lynch & Co., Inc. ..................        440,900         32,715
      Mitsubishi UFJ Financial Group, Inc.,
         ADR + ...................................      4,511,000         47,997
      Morgan Stanley Dean Witter & Co. ...........      1,340,300         85,605
      SLM Corp. ..................................      1,656,600         81,455
                                                                    ------------
                                                                         794,320
                                                                    ------------
   INSURANCE - 6.37%
      ACE Ltd. ...................................        845,300         48,791
      Aflac, Inc. ................................      1,189,000         61,971
      Allstate Corp. .............................        330,428         17,562
      American International Group, Inc. .........      2,126,100        136,453
      AON Corp. + ................................        296,500         11,872
      Conseco, Inc. @@ ...........................        332,600          6,050
      Genworth Financial, Inc. ...................        651,900         19,896
      Hartford Financial Services Group, Inc. ....        132,800         12,200
      MetLife, Inc. ..............................        826,400         49,766
      Travelers Companies, Inc. ..................        941,900         47,830
      UnumProvident Corp. + ......................        555,900         13,508
      XL Capital Ltd. + ..........................        927,400         72,207
                                                                    ------------
                                                                         498,106
                                                                    ------------
   REAL ESTATE - 0.12%
      St. Joe Co. + ..............................        237,300          9,620
                                                                    ------------
   TOTAL FINANCIALS ..............................                     1,790,157
                                                                    ------------
HEALTH CARE - 10.21%
   HEALTH CARE EQUIPMENT & SUPPLIES - 1.67%
      Baxter International, Inc. .................      2,284,500        120,165
      Covidien Ltd. @@ ...........................        258,600         10,589
                                                                    ------------
                                                                         130,754
                                                                    ------------
   HEALTH CARE PROVIDERS & SERVICES - 2.49%
      Cigna Corp. ................................      1,009,300         52,120
      Omnicare, Inc. .............................         58,700          1,947

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Tenet Healthcare Corp. @@ +.................      1,030,600   $      5,339
      UnitedHealth Group, Inc. ...................        464,700         22,505
      Universal Health Services, Inc. ............        961,000         50,395
      WellPoint, Inc. @@ .........................        828,900         62,267
                                                                    ------------
                                                                         194,573
                                                                    ------------
   PHARMACEUTICALS - 6.05%
      AstraZeneca plc, ADR .......................      1,046,000         54,214
      Bristol-Myers Squibb Co. ...................      2,841,700         80,733
      Eli Lilly & Co. ............................      1,666,100         90,120
      Hospira, Inc. @@ ...........................      1,078,000         41,686
      Johnson & Johnson ..........................        293,700         17,769
      Merck & Co., Inc. ..........................        248,200         12,323
      Pfizer, Inc. ...............................      4,190,100         98,509
      Wyeth Corp. ................................      1,598,000         77,535
                                                                    ------------
                                                                         472,889
                                                                    ------------
   TOTAL HEALTH CARE .............................                       798,216
                                                                    ------------
INDUSTRIALS - 11.94%
   AEROSPACE & DEFENSE - 3.86%
      Boeing Co. .................................      1,310,700        135,566
      Northrop Grumman Corp. .....................      1,058,000         80,514
      Raytheon Co. ...............................        856,600         47,421
      United Technologies Corp. ..................        519,000         37,871
                                                                    ------------
                                                                         301,372
                                                                    ------------
   AIR FREIGHT & COURIERS - 0.31%
      FedEx Corp. ................................        217,900         24,130
                                                                    ------------
   INDUSTRIAL CONGLOMERATES - 3.73%
      3M Co. .....................................        478,600         42,557
      General Electric Co. .......................      2,029,200         78,652
      Honeywell International, Inc. ..............      2,086,725        120,007
      Textron, Inc. ..............................        297,100         33,540
      Tyco International Ltd. ....................        361,500         17,095
                                                                    ------------
                                                                         291,851
                                                                    ------------
   MACHINERY - 3.30%
      Caterpillar, Inc. ..........................        663,900         52,316
      Deere & Co. ................................        624,000         75,142
      Flowserve Corp. ............................        118,200          8,542
      Illinois Tool Works, Inc. + ................      1,370,200         75,430
      ITT Industries, Inc. .......................        744,200         46,795
                                                                    ------------
                                                                         258,225
                                                                    ------------
   TRANSPORTATION INFRASTRUCTURE - 0.74%
      Burlington Northern Santa Fe Corp. .........        702,300         57,687
                                                                    ------------
   TOTAL INDUSTRIALS .............................                       933,265
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
INFORMATION TECHNOLOGY - 9.68%
   COMMERCIAL SERVICES & SUPPLIES - 0.18%
      First Data Corp. ...........................        435,800   $     13,854
                                                                    ------------
   COMMUNICATIONS EQUIPMENT - 0.37%
      Nokia Corp., ADR + .........................      1,007,500         28,855
                                                                    ------------
   COMPUTERS & PERIPHERALS - 4.97%
      Apple Computer, Inc. @@ ....................        700,000         92,232
      Hewlett-Packard Co. ........................      2,133,000         98,182
      International Business Machines Corp. + ....      1,789,900        198,052
                                                                    ------------
                                                                         388,466
                                                                    ------------
   ELECTRICAL EQUIPMENT - 0.63%
      Molex, Inc. ................................        139,000          3,939
      Molex, Inc., Class A Shares + ..............      1,688,000         45,205
                                                                    ------------
                                                                          49,144
                                                                    ------------
   ELECTRONIC COMPONENTS - 0.52%
      Intel Corp. ................................      1,083,900         25,602
      Tyco Electronics Ltd. @@ ...................        412,300         14,768
                                                                    ------------
                                                                          40,370
                                                                    ------------
   IT CONSULTING & SERVICES - 0.49%
      Computer Sciences Corp. @@ .................        204,700         11,398
      Electronic Data Systems Corp. ..............      1,011,700         27,306
                                                                    ------------
                                                                          38,704
                                                                    ------------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.69%
      Texas Instruments, Inc. ....................      1,545,000         54,369
                                                                    ------------
   SOFTWARE - 1.83%
      CA, Inc. + .................................      1,387,203         34,791
      Microsoft Corp. ............................        984,300         28,535
      Oracle Corp. @@ ............................      4,171,400         79,757
                                                                    ------------
                                                                         143,083
                                                                    ------------
   TOTAL INFORMATION TECHNOLOGY ..................                       756,845
                                                                    ------------
MATERIALS - 3.24%
   BASIC MATERIALS - 0.04%
      Alcoa, Inc. ................................         76,768          2,933
                                                                    ------------
   CHEMICALS - 3.17%
      Air Products & Chemicals, Inc. + ...........      1,099,100         94,929
      Dow Chemical Co. ...........................        463,100         20,136
      E. I. du Pont de Nemours & Co. + ...........      1,860,100         86,922
      Lyondell Chemical Co. + ....................        526,800         23,653
      PPG Industries, Inc. .......................        295,800         22,561
                                                                    ------------
                                                                         248,201
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   PAPER & FOREST PRODUCTS - 0.03%
      Sappi Ltd., ADR + ..........................        145,400   $      2,364
                                                                    ------------
   TOTAL MATERIALS ...............................                       253,498
                                                                    ------------
TELECOMMUNICATION SERVICES - 5.12%
   DIVERSIFIED TELECOMMUNICATION - 5.12%
      AT&T, Inc. .................................      5,643,652        221,005
      Verizon Communications, Inc. ...............      3,121,846        133,053
      Vodafone Group plc, ADR + ..................      1,509,949         45,827
                                                                    ------------
   TOTAL TELECOMMUNICATION SERVICES ..............                       399,885
                                                                    ------------
UTILITIES - 4.47%
   ELECTRIC UTILITIES - 3.88%
      CenterPoint Energy, Inc. + .................      1,110,900         18,308
      Dominion Resources, Inc. ...................      1,322,400        111,373
      DTE Energy Co. + ...........................        306,500         14,215
      Entergy Corp. ..............................        578,800         57,857
      Exelon Corp. ...............................      1,088,400         76,351
      FPL Group, Inc. ............................        224,500         12,960
      Public Service Enterprise Group, Inc. ......        138,800         11,958
                                                                    ------------
                                                                         303,022
                                                                    ------------
   GAS UTILITIES - 0.59%
      Spectra Energy Corp. .......................      1,805,300         45,981
                                                                    ------------
   TOTAL UTILITIES ...............................                       349,003
                                                                    ------------
   TOTAL COMMON STOCKS ...........................                     7,427,856
                                                                    ------------
SHORT TERM INVESTMENTS - 4.37%
   American Beacon Money Market Select
      Fund ++ ....................................    315,098,847        315,099

                                                         PAR
                                                        AMOUNT
                                                     ------------
   United States Treasury Bill,
      4.72%, Due 9/6/2007 # *       ..............   $     26,745         26,620
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS .....................                       341,719
                                                                    ------------

                                                        SHARES
                                                     ------------
SECURITIES LENDING
   COLLATERAL - 5.30%
      American Beacon Cash Plus Trust ++ .........    280,707,860        280,708
      American Beacon Money Market Select
         Fund ++ .................................    133,271,615        133,271
                                                                    ------------
   TOTAL SECURITIES LENDING COLLATERAL ...........                       413,979
                                                                    ------------
TOTAL INVESTMENTS 104.69% - (COST $7,490,821) ....                     8,183,554
LIABILITIES, NET OF OTHER ASSETS - (4.69%) .......                      (366,457)
                                                                    ------------
TOTAL NET ASSETS - 100.00% .......................                  $  7,817,097
                                                                    ============

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

        Percentages are stated as a percent of net assets.

@@      Non-income producing security.

+       All or a portion of this security is on loan at July 31, 2007.

++      The Fund/Trust is affiliated by having the same investment advisor.

#       Rates represent discount rate.

* At July 31, 2007, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                 NUMBER                              UNREALIZED
                                   OF      EXPIRATION    MARKET     APPRECIATION/
                               CONTRACTS      DATE        VALUE    (DEPRECIATION)
                               ---------   ----------   --------   --------------
Emini S&P 500 Index ........     4,626      Sep 2007    $338,137       $(16,231)
                                                        ========       ========

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
COMMON STOCKS - 97.91%
CONSUMER DISCRETIONARY - 13.72%
   AUTOMOBILES - 0.86%
      Harley-Davidson, Inc. + ....................         13,833   $        793
                                                                    ------------
   HOTELS, RESTAURANTS & LEISURE - 1.14%
      Carnival Corp. .............................            100              4
      Marriott International, Inc. ...............          6,150            256
      McDonald's Corp. ...........................         16,684            799
                                                                    ------------
                                                                           1,059
                                                                    ------------
   HOUSEHOLD DURABLES - 0.15%
      The Toro Co. ...............................          2,500            140
                                                                    ------------
   INTERNET & CATALOG RETAIL - 0.74%
      Amazon.com, Inc. @@ ........................          5,600            440
      eBay, Inc. @@ ..............................            200              6
      Expedia, Inc. @@ + .........................          8,900            237
                                                                    ------------
                                                                             683
                                                                    ------------
   MEDIA - 4.36%
      CBS Corp. ..................................         34,845          1,105
      The DIRECTV Group, Inc. @@ .................            396              9
      Liberty Media Holding Corp. @@ .............          1,300            149
      The McGraw-Hill Companies, Inc. ............          2,500            151
      Omnicom Group, Inc. ........................         16,708            867
      Time Warner, Inc. ..........................         62,500          1,204
      Walt Disney Co. Ltd. .......................         17,000            561
                                                                    ------------
                                                                           4,046
                                                                    ------------
   MULTILINE RETAIL - 3.09%
      IAC/InterActiveCorp @@ + ...................          1,300             37
      J.C. Penney Company, Inc. ..................         10,552            718
      Kohl's Corp. @@ ............................         11,424            695
      Nordstrom, Inc. ............................         15,938            758
      Wal-Mart Stores, Inc. ......................         14,400            662
                                                                    ------------
                                                                           2,870
                                                                    ------------
   SPECIALTY RETAIL - 3.38%
      Aeropostale, Inc. @@ .......................            200              8
      American Eagle Outfitters, Inc. ............         31,205            757
      AutoNation, Inc. @@ + ......................          6,501            127
      Best Buy Company, Inc. + ...................         18,065            805
      Nike, Inc. .................................         15,485            874
      RadioShack Corp. + .........................         22,700            570
                                                                    ------------
                                                                           3,141
                                                                    ------------
   TOTAL CONSUMER DISCRETIONARY ..................                        12,732
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
CONSUMER STAPLES - 6.87%
   BEVERAGES - 2.16%
      Coca-Cola Co. ..............................         22,576   $      1,177
      PepsiCo, Inc. ..............................         12,624            828
                                                                    ------------
                                                                           2,005
                                                                    ------------
   FOOD & DRUG RETAILING - 2.08%
      CVS Caremark Corp. .........................         22,596            795
      The Kroger Co. .............................         11,300            293
      Walgreen Co. ...............................         19,118            845
                                                                    ------------
                                                                           1,933
                                                                    ------------
   FOOD PRODUCTS - 0.62%
      Tyson Foods, Inc. ..........................         26,800            571
                                                                    ------------
   HOUSEHOLD PRODUCTS - 0.92%
      Colgate-Palmolive Co. ......................         12,880            850
                                                                    ------------
   TOBACCO - 1.09%
      Altria Group, Inc. .........................          2,800            186
      UST, Inc. + ................................         15,500            830
                                                                    ------------
                                                                           1,016
                                                                    ------------
   TOTAL CONSUMER STAPLES ........................                         6,375
                                                                    ------------
ENERGY - 8.26%
   ENERGY EQUIPMENT & SERVICES - 5.10%
      Cameron International Corp. @@ .............         12,097            944
      Dresser-Rand Group, Inc. @@ ................          7,000            260
      ENSCO International, Inc. ..................            600             37
      Global Industries Ltd. @@ ..................          5,100            132
      GlobalSantaFe Corp. ........................          6,300            452
      Grant Prideco, Inc. @@ .....................         14,661            822
      Halliburton Co. ............................         23,913            861
      National Oilwell Varco, Inc. @@ ............          7,796            936
      SEACOR Holdings, Inc. @@ ...................            100              9
      Tidewater, Inc. ............................            100              7
      Transocean, Inc. @@ ........................          2,600            279
                                                                    ------------
                                                                           4,739
                                                                    ------------
   OIL & GAS - 3.16%
      Cabot Oil & Gas Corp. ......................          2,200             75
      Devon Energy Corp. .........................          7,400            552
      Exxon Mobil Corp. ..........................          8,500            724
      Holly Corp. ................................          3,700            249
      Murphy Oil Corp. ...........................         14,298            887
      Tesoro Corp. ...............................          2,500            125
      Valero Energy Corp. @@ .....................            400             27

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Western Refining, Inc. + ...................          5,300   $        294
                                                                    ------------
                                                                           2,933
                                                                    ------------
   TOTAL ENERGY ..................................                         7,672
                                                                    ------------
FINANCIALS - 9.35%
   DIVERSIFIED FINANCIALS - 5.51%
      AmeriCredit Corp. @@ + .....................          5,600            114
      Citigroup, Inc. ............................          2,700            126
      Discover Financial Services @@ .............          7,100            164
      Franklin Resources, Inc. ...................          6,554            835
      Mastercard, Inc. + .........................          7,500          1,206
      Merrill Lynch & Co., Inc. ..................          1,800            133
      Moody's Corp. ..............................         15,800            850
      Morgan Stanley Dean Witter & Co. ...........         12,686            810
      T Rowe Price Group, Inc. ...................         16,774            874
                                                                    ------------
                                                                           5,112
                                                                    ------------
   INSURANCE - 2.93%
      American International Group, Inc. .........         11,735            753
      MBIA, Inc. + ...............................          8,095            454
      The Progressive Corp. ......................         36,075            757
      Prudential Financial, Inc. .................          8,485            752
                                                                    ------------
                                                                           2,716
                                                                    ------------
   REAL ESTATE - 0.91%
      CB Richard Ellis Group, Inc. @@ ............         10,200            356
      Douglas Emmett, Inc. + .....................            300              7
      Jones Lang LaSalle, Inc. ...................          1,600            176
      ProLogis ...................................            900             51
      Simon Property Group, Inc. .................          2,300            199
      SL Green Realty Corp. ......................            500             61
                                                                    ------------
                                                                             850
                                                                    ------------
   TOTAL FINANCIALS ..............................                         8,678
                                                                    ------------
HEALTH CARE - 15.48%
   BIOTECHNOLOGY - 3.05%
      Amgen, Inc. @@ .............................          9,800            527
      Genentech, Inc. @@ .........................            900             67
      Gilead Sciences, Inc. @@ ...................         58,156          2,165
      Millennium Pharmaceuticals, Inc. @@ ........          7,600             77
                                                                    ------------
                                                                           2,836
                                                                    ------------
   HEALTH CARE EQUIPMENT & SUPPLIES - 1.72%
      Becton, Dickinson and Co. ..................         11,107            848
      St. Jude Medical, Inc. @@ ..................          4,300            185
      Zimmer Holdings, Inc. @@ ...................          7,300            568
                                                                    ------------
                                                                           1,601
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   HEALTH CARE PROVIDERS & SERVICES - 3.61%
      AmerisourceBergen Corp. ....................         19,600   $        923
      Cigna Corp. ................................         14,200            733
      Humana, Inc. @@ ............................          1,400             90
      McKesson Corp. .............................         13,710            792
      UnitedHealth Group, Inc. ...................         15,698            760
      WellCare Health Plans, Inc. @@ .............            500             51
                                                                    ------------
                                                                           3,349
                                                                    ------------
   PHARMACEUTICALS - 7.10%
      Eli Lilly & Co. ............................         17,505            947
      Forest Laboratories, Inc. @@ ...............         14,100            567
      Johnson & Johnson ..........................         14,296            865
      Medco Health Solutions, Inc. @@ ............          6,100            496
      Merck & Co., Inc. ..........................         16,640            826
      Mylan Laboratories, Inc. + .................         44,087            707
      NBTY, Inc. @@ ..............................            400             17
      Pfizer, Inc. ...............................         48,500          1,140
      Schering-Plough Corp. ......................          9,800            280
      Watson Pharmaceuticals, Inc. @@ ............            700             21
      Wyeth Corp. ................................         14,881            722
                                                                    ------------
                                                                           6,588
                                                                    ------------
   TOTAL HEALTH CARE .............................                        14,374
                                                                    ------------
INDUSTRIALS - 15.14%
   AEROSPACE & DEFENSE - 3.98%
      Boeing Co. .................................          9,948          1,029
      Lockheed Martin Corp. ......................          8,793            866
      Northrop Grumman Corp. .....................          8,300            632
      Raytheon Co. ...............................          5,100            282
      United Technologies Corp. ..................         12,162            887
                                                                    ------------
                                                                           3,696
                                                                    ------------
   AIR FREIGHT & COURIERS - 0.05%
      United Parcel Service, Inc. ................            600             46
                                                                    ------------
   COMMERCIAL SERVICES & SUPPLIES - 2.29%
      ITT Educational Services, Inc. @@ ..........          3,900            412
      Manpower, Inc. + ...........................         20,455          1,617
      Sotheby's @@ + .............................          2,200             94
                                                                    ------------
                                                                           2,123
                                                                    ------------
   ELECTRICAL EQUIPMENT - 1.35%
      Emerson Electric Co. .......................         17,806            838
      General Cable Corp. @@ + ...................          5,200            414
                                                                    ------------
                                                                           1,252
                                                                    ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.72%
      Energizer Holdings, Inc. @@ + ..............          6,600            666
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   INDUSTRIAL CONGLOMERATES - 3.04%
      3M Co. .....................................         13,068   $      1,162
      General Electric Co. .......................         15,400            597
      Honeywell International, Inc. ..............         18,454          1,061
                                                                    ------------
                                                                           2,820
                                                                    ------------
   MACHINERY - 3.41%
      AGCO Corp. @@ + ............................         12,500            480
      Cummins, Inc. ..............................          4,400            522
      Illinois Tool Works, Inc. + ................         16,345            900
      PACCAR, Inc. + .............................          1,700            139
      SPX Corp. ..................................          1,000             94
      Terex Corp. @@ .............................         11,986          1,034
                                                                    ------------
                                                                           3,169
                                                                    ------------
   PAPER & FOREST PRODUCTS - 0.04%
      Domtar Corp. @@ ............................          3,700             35
                                                                    ------------
   RENTAL AUTO/EQUIPMENT - 0.21%
      Avis Budget Group, Inc. @@ .................          7,800            200
                                                                    ------------
   TRADING COMPANIES & DISTRIBUTORS - 0.05%
      W.W. Grainger, Inc. ........................            500             44
                                                                    ------------
   TOTAL INDUSTRIALS .............................                        14,051
                                                                    ------------
INFORMATION TECHNOLOGY - 20.94%
   COMMERCIAL SERVICES & SUPPLIES - 0.02%
      First Data Corp. ...........................            600             19
                                                                    ------------
   COMMUNICATIONS EQUIPMENT - 3.79%
      Cisco Systems, Inc. @@ .....................         91,352          2,641
      Juniper Networks, Inc. @@ ..................         29,300            878
                                                                    ------------
                                                                           3,519
                                                                    ------------
   COMPUTERS & PERIPHERALS - 5.53%
      Apple Computer, Inc. @@ ....................          5,000            659
      Dell, Inc. @@ ..............................          2,100             59
      EMC Corp. @@ ...............................         26,700            494
      Hewlett-Packard Co. ........................         31,329          1,442
      International Business Machines Corp. + ....          8,229            910
      Lexmark International, Inc. @@ + ...........         10,100            399
      NVIDIA Corp. @@ ............................         25,538          1,169
                                                                    ------------
                                                                           5,132
                                                                    ------------
   ELECTRONIC COMPONENTS - 0.21%
      Intel Corp. ................................          8,400            199
                                                                    ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.55%
      Avnet, Inc. @@ + ...........................          6,800            258

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Waters Corp. @@ ............................          4,300   $        250
                                                                    ------------
                                                                             508
                                                                    ------------
   INTERNET SOFTWARE & SERVICES - 0.27%
      Google, Inc. @@ ............................            500            255
                                                                    ------------
   IT CONSULTING & SERVICES - 0.88%
      Accenture Ltd. .............................         19,300            813
                                                                    ------------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS - 3.98%
      Lam Research Corp. @@ ......................         16,060            929
      MEMC Electronic Materials, Inc. @@ .........         14,630            897
      Novellus Systems, Inc. @@ + ................         15,600            445
      Texas Instruments, Inc. ....................         40,500          1,425
                                                                    ------------
                                                                           3,696
                                                                    ------------
   SOFTWARE - 5.71%
      Microsoft Corp. ............................        117,129          3,396
      Oracle Corp. @@ ............................         44,726            855
      Symantec Corp. @@ ..........................         47,000            902
      Synopsys, Inc. @@ ..........................          6,100            149
                                                                    ------------
                                                                           5,302
                                                                    ------------
   TOTAL INFORMATION TECHNOLOGY ..................                        19,443
                                                                    ------------
MATERIALS - 4.84%
   CHEMICALS - 1.96%
      Celanese Corp. .............................         12,800            480
      Monsanto Co. ...............................          6,200            400
      Praxair, Inc. ..............................         12,235            937
                                                                    ------------
                                                                           1,817
                                                                    ------------
   METALS & MINING - 2.84%
      Chaparral Steel Co. ........................          4,100            345
      Cleveland-Cliffs, Inc. @@ + ................          6,900            478
      Freeport-McMoRan Copper & Gold, Inc. + .....         11,236          1,056
      Nucor Corp. ................................         15,228            764
                                                                    ------------
                                                                           2,643
                                                                    ------------
   PAPER & FOREST PRODUCTS - 0.04%
      Weyerhaeuser Co. + .........................            500             36
                                                                    ------------
   TOTAL MATERIALS ...............................                         4,496
                                                                    ------------
TELECOMMUNICATION SERVICES - 2.16%
   DIVERSIFIED TELECOMMUNICATION - 1.96%
      AT&T, Inc. .................................         21,195            830
      Embarq Corp. ...............................            200             13
      Sprint Nextel Corp. ........................         47,400            973
                                                                    ------------
                                                                           1,816
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   WIRELESS TELECOMMUNICATION SERVICES - 0.20%
      Telephone and Data Systems, Inc. ...........          1,800   $        119
      US Cellular Corp. @@ .......................            700             68
                                                                    ------------
                                                                             187
                                                                    ------------
   TOTAL TELECOMMUNICATION SERVICES ..............                         2,003
                                                                    ------------
UTILITIES - 1.15%
   ELECTRIC UTILITIES - 1.15%
      NRG Energy, Inc. @@ + ......................          1,000             39
      PG&E Corp. + ...............................            100              4
      Reliant Energy, Inc. @@ ....................         34,725            892
      TXU Corp. ..................................          2,000            130
                                                                    ------------
   TOTAL UTILITIES ...............................                         1,065
                                                                    ------------
   TOTAL COMMON STOCKS ...........................                        90,889
                                                                    ------------
SHORT TERM INVESTMENTS - 2.60%
   American Beacon Money Market Select Fund ++ ...      1,970,272          1,970

                                                          PAR
                                                        AMOUNT          VALUE
                                                     ------------
   United States Treasury Bill,
      4.72%, Due 9/6/2007 # *       ..............   $        450            448
                                                                    ------------
   TOTAL SHORT TERM INVESTMENTS ..................                         2,418
                                                                    ------------

                                                        SHARES
                                                     ------------
SECURITIES LENDING COLLATERAL - 10.68%
   American Beacon Cash Plus Trust ++ ............      6,719,882          6,720
   American Beacon Money Market Select Fund ++ ...      3,190,397          3,190
                                                                    ------------
   TOTAL SECURITIES LENDING COLLATERAL ...........                         9,910
                                                                    ------------
TOTAL INVESTMENTS 111.19% - (COST $97,842) .......                       103,217
LIABILITIES, NET OF OTHER ASSETS - (11.19%) ......                       (10,389)
                                                                    ------------
TOTAL NET ASSETS - 100.00% .......................                  $     92,828
                                                                    ============

        Percentages are stated as a percent of net assets.

@@      Non-income producing security.

+       All or a portion of this security is on loan at July 31, 2007.

++      The Fund/Trust is affiliated by having the same investment advisor.

#       Rates represent discount rate.

* At July 31, 2007, security pledged as collateral for open futures contracts.

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                             UNREALIZED
                         NUMBER OF   EXPIRATION   MARKET    APPRECIATION/
                         CONTRACTS      DATE       VALUE   (DEPRECIATION)
                         ---------   ----------   ------   --------------
Emini S&P 500 Index ..       32       Sep 2007    $2,339         $(103)
                                                  ======         ======

                             See accompanying notes

AMERIAN BEACON MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
COMMON STOCKS - 95.05%
CONSUMER DISCRETIONARY - 21.50%
   AUTO COMPONENTS - 3.79%
      Advance Auto Parts, Inc. ...................         43,900   $      1,526
      Lear Corp. @@ + ............................         59,200          1,988
      Magna International, Inc. ..................         14,550          1,276
                                                                    ------------
                                                                           4,790
                                                                    ------------
   HOTELS, RESTAURANTS & LEISURE - 1.31%
      Royal Caribbean Cruises Ltd. + .............         43,000          1,657
                                                                    ------------
   HOUSEHOLD DURABLES - 5.97%
      Black & Decker Corp. + .....................         33,550          2,904
      Stanley Works + ............................         32,800          1,815
      Whirlpool Corp. + ..........................         27,700          2,828
                                                                    ------------
                                                                           7,547
                                                                    ------------
   LEISURE EQUIPMENT & PRODUCTS - 0.73%
      Hasbro, Inc. + .............................         32,975            924
                                                                    ------------
   MEDIA - 1.38%
      Idearc, Inc. + .............................         50,100          1,739
                                                                    ------------
   MULTILINE RETAIL - 1.23%
      Family Dollar Stores, Inc. + ...............         52,300          1,549
                                                                    ------------
   SPECIALTY RETAIL - 6.12%
      Hanesbrands, Inc. @@ .......................         46,900          1,455
      Regis Corp. ................................         46,825          1,632
      Rent-A-Center, Inc. @@ + ...................        106,550          2,068
      Sherwin-Williams Co. + .....................         19,800          1,380
      TJX Cos., Inc. + ...........................         43,425          1,205
                                                                    ------------
                                                                           7,740
                                                                    ------------
   TEXTILES & APPAREL - 0.97%
      Sealy Corp. + ..............................         80,525          1,221
                                                                    ------------
   TOTAL CONSUMER DISCRETIONARY ..................                        27,167
                                                                    ------------
CONSUMER STAPLES - 5.23%
   FOOD PRODUCTS - 1.61%
      Del Monte Foods Co. ........................        176,100          2,043
                                                                    ------------
   TOBACCO - 3.62%
      Loews Corp. ................................         24,300          1,841
      Reynolds American, Inc. + ..................         32,300          1,976
      UST, Inc. + ................................         14,100            755
                                                                    ------------
                                                                           4,572
                                                                    ------------
   TOTAL CONSUMER STAPLES                                                  6,615
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
ENERGY - 3.42%
   OIL & GAS - 3.42%
      El Paso Corp. + ............................        115,600   $      1,925
      Murphy Oil Corp. ...........................         38,700          2,401
                                                                    ------------
TOTAL ENERGY                                                               4,326
                                                                    ------------
FINANCIALS - 26.16%
   BANKS - 5.45%
      Comerica, Inc. + ...........................         29,225          1,539
      New York Community Bancorp, Inc. + .........         51,600            837
      Peoples United Financial, Inc. + ...........        108,654          1,752
      Popular, Inc. + ............................         41,750            551
      South Financial Group, Inc. + ..............         43,800            944
      UnionBanCal Corp. + ........................         22,725          1,256
                                                                    ------------
                                                                           6,879
                                                                    ------------
   DIVERSIFIED FINANCIALS - 1.32%
      Mastercard, Inc. + .........................         10,400          1,672
                                                                    ------------
   INSURANCE - 15.75%
      AON Corp.  + ...............................         40,225          1,611
      Axis Capital Holdings Ltd. + ...............         43,400          1,599
      Delphi Financial Group, Inc. + .............         18,800            755
      First American Corp. + .....................         38,325          1,774
      IPC Holdings Ltd. + ........................         41,950          1,041
      Old Republic International Corp. + .........         80,387          1,476
      Protective Life Corp. . ....................         45,975          1,978
      Radian Group, Inc. + .......................         21,800            735
      RenaissanceRe Holdings Ltd. + ..............         39,675          2,281
      Torchmark Corp. + ..........................         35,875          2,208
      Willis Group Holdings Ltd. .................         44,400          1,802
      XL Capital Ltd. + ..........................         33,850          2,636
                                                                    ------------
                                                                          19,896
                                                                    ------------
   REAL ESTATE - 3.64%
      American Financial Realty Trust + ..........        116,100          1,018
      American Home Mortgage Investment Corp. + ..         13,250             14
      Annaly Capital Management, Inc. + ..........        136,300          1,969
      First Industrial Realty Trust, Inc. + ......         41,400          1,603
                                                                    ------------
                                                                           4,604
                                                                    ------------
   TOTAL FINANCIALS                                                       33,051
                                                                    ------------
HEALTH CARE - 10.26%
   BIOTECHNOLOGY - 0.55%
      Charles River Laboratories International,
         Inc. @@ + ...............................         13,525            692
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   HEALTH CARE EQUIPMENT & SUPPLIES - 2.88%
      Hillenbrand Industries, Inc. ...............         30,175   $      1,902
      IMS Health, Inc. + .........................         61,800          1,739
                                                                    ------------
                                                                           3,641
                                                                    ------------
   HEALTH CARE PROVIDERS & SERVICES - 6.09%
      AmerisourceBergen Corp. + ..................         35,875          1,690
      Coventry Health Care, Inc. @@ + ............         39,200          2,188
      McKesson Corp. + ...........................         11,075            640
      Omnicare Inc. ..............................         50,500          1,674
      Quest Diagnostics, Inc. + ..................         27,100          1,503
                                                                    ------------
                                                                           7,695
                                                                    ------------
   PHARMACEUTICALS - 0.74%
      Valeant Pharmaceuticals International + ....         59,400            932
                                                                    ------------
   TOTAL HEALTH CARE .............................                        12,960
                                                                    ------------
INDUSTRIALS - 13.19%
   AEROSPACE & DEFENSE - 4.82%
      Goodrich Corp. + ...........................         29,900          1,881
      L-3 Communications Holdings, Inc. ..........         43,150          4,210
                                                                    ------------
                                                                           6,091
                                                                    ------------
   COMMERCIAL SERVICES & SUPPLIES - 2.89%
      Con-way, Inc. ..............................         27,200          1,343
      Kelly Services, Inc. + .....................         43,575          1,083
      Pitney Bowes, Inc. @@ ......................          6,500            300
      United Stationers, Inc. @@ + ...............         14,550            927
                                                                    ------------
                                                                           3,653
                                                                    ------------
   DIVERSIFIED MANUFACTURING - 1.03%
      Kennametal, Inc. ...........................         16,875          1,294
                                                                    ------------
   ELECTRICAL EQUIPMENT - 0.52%
      Brady Corp. + ..............................         18,850            660
                                                                    ------------
   FREIGHT TRANSPORTATION - 1.37%
      Ryder System, Inc. + .......................         31,900          1,734
                                                                    ------------
   MACHINERY - 1.78%
      Briggs & Stratton Corp. + ..................         35,000            992
      ITT Industries, Inc. .......................         20,000          1,258
                                                                    ------------
                                                                           2,250
                                                                    ------------
   TRADING COMPANIES & DISTRIBUTORS - 0.78%
      Genuine Parts Co. + ........................         20,600            980
                                                                    ------------
   TOTAL INDUSTRIALS .............................                        16,662
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
INFORMATION TECHNOLOGY - 7.57%
   COMMUNICATIONS EQUIPMENT - 1.38%
      Alcatel-Lucent, ADR + ......................        149,898   $      1,739
                                                                    ------------
   IT CONSULTING & SERVICES - 4.83%
      Affiliated Computer Services, Inc. @@ ......         44,500          2,388
      Computer Sciences Corp. @@ + ...............         17,500            974
      Tech Data Corp. @@ .........................         73,285          2,746
                                                                    ------------
                                                                           6,108
                                                                    ------------
   SOFTWARE - 1.36%
      CA, Inc. + .................................         68,500          1,718
                                                                    ------------
   TOTAL INFORMATION TECHNOLOGY ..................                         9,565
                                                                    ------------
UTILITIES - 7.72%
   ELECTRIC UTILITIES - 5.18%
      CenterPoint Energy, Inc. + .................         73,200          1,207
      Pinnacle West Capital Corp. + ..............         40,800          1,529
      Wisconsin Energy Corp. .....................         47,325          2,032
      Xcel Energy, Inc. + ........................         87,500          1,776
                                                                    ------------
                                                                           6,544
                                                                    ------------
   GAS UTILITIES - 2.54%
      MDU Resources Group, Inc. + ................         66,650          1,817
      Sempra Energy ..............................         26,375          1,390
                                                                    ------------
                                                                           3,207
                                                                    ------------
   TOTAL UTILITIES ...............................                         9,751
                                                                    ------------
   TOTAL COMMON STOCKS ...........................                       120,097
                                                                    ------------
SHORT TERM INVESTMENTS - 5.26%
   American Beacon Money Market Select
      Fund ++ ....................................      5,414,082          5,414

                                                      PAR AMOUNT
                                                     ------------
   United States Treasury Bill,
      4.72%, Due 9/6/2007 # *       ..............   $      1,235          1,229
                                                                    ------------
   TOTAL SHORT TERM INVESTMENTS ..................                         6,643
                                                                    ------------

                                                        SHARES
                                                     ------------
SECURITIES LENDING COLLATERAL - 18.33%
   American Beacon Cash Plus Trust ++ ............     15,700,617         15,701
   American Beacon Money Market Select Fund ++ ...      7,454,179          7,454
                                                                    ------------
   TOTAL SECURITIES LENDING COLLATERAL ...........                        23,155
                                                                    ------------
   TOTAL INVESTMENTS 118.64% - (COST $146,697) ...                       149,895
   LIABILITIES, NET OF OTHER ASSETS - (18.64%) ...                       (23,552)
                                                                    ------------
   TOTAL NET ASSETS - 100.00% ....................                  $    126,343
                                                                    ============

                             See accompanying notes

AMERICAN BEACON MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

         Percentages are stated as a percent of net assets.

@@       Non-income producing security.

+        All or a portion of this security is on loan at July 31, 2007.

++       The Fund/Trust is affiliated by having the same investment advisor.

#        Rates represent discount rate.

* At July 31, 2007, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                              UNREALIZED
                         NUMBER OF   EXPIRATION    MARKET   APPRECIATION/
                         CONTRACTS      DATE       VALUE    (DEPRECIATION)
                         ---------   ----------   -------   --------------
Emini S&P 400 Index ..      76       Sep 2007    $6,547        $(308)
                                                  =======      ======

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
COMMON STOCKS - 96.44%
COMMUNICATIONS - 0.16%
   MEDIA - 0.16%
      Entravision Communications Corp. @@ + ......        302,700   $      2,833
      McClatchy Co. + ............................         97,800          2,389
                                                                    ------------
   TOTAL COMMUNICATIONS ..........................                         5,222
                                                                    ------------
CONSUMER DISCRETIONARY - 18.47%
   AUTO COMPONENTS - 2.39%
      Aftermarket Technology Corp. @@ ............        115,300          3,499
      American Axle & Manufacturing Holdings,
         Inc. + ..................................        712,200         17,235
      ArvinMeritor, Inc. + .......................        230,100          4,563
      Gentex Corp. ...............................        392,500          7,748
      Keystone Automotive Industries, Inc. @@ + ..         99,400          4,648
      Lear Corp. @@ ..............................        563,300         18,916
      Modine Manufacturing Co. ...................        166,100          4,252
      Tenneco, Inc. @@ + .........................        230,000          8,119
      TRW Automotive Holdings Corp. @@ ...........        327,300         10,758
                                                                    ------------
                                                                          79,738
                                                                    ------------
   HOTELS, RESTAURANTS & LEISURE - 1.55%
      CBRL Group Inc. + ..........................        193,497          7,436
      CEC Entertainment, Inc. @@ .................         73,000          2,154
      JAKKS Pacific, Inc. @@ + ...................        196,500          4,659
      Landry's Restaurants, Inc. + ...............        281,700          7,462
      Live Nation, Inc. @@ + .....................        335,100          6,655
      Lodgian, Inc. @@ ...........................        495,000          6,302
      Mortons Restaurant Group, Inc. @@ + ........        154,000          2,783
      Red Lion Hotels Corp. @@ ...................         79,800            862
      Ruby Tuesday, Inc. + .......................        406,300          9,040
      Speedway Motorsports, Inc. + ...............        121,500          4,492
                                                                    ------------
                                                                          51,845
                                                                    ------------
   HOUSEHOLD DURABLES - 2.81%
      Beazer Homes USA, Inc. + ...................        178,400          2,496
      Blyth, Inc. ................................         25,600            571
      Cavco Industries, Inc. @@ ..................         46,400          1,608
      Champion Enterprises, Inc. @@ + ............      1,117,000         13,091
      Ethan Allen Interiors, Inc. + ..............        313,200         10,699
      Furniture Brands International, Inc. + .....        891,950          9,829
      Helen of Troy Ltd. @@ + ....................        338,300          7,514
      M.D.C. Holdings, Inc. + ....................        346,673         15,947
      Meritage Homes Corp. @@ + ..................         46,800            913
      Russ Berrie and Company, Inc. @@ + .........         94,500          1,454
      Ryland Group, Inc. + .......................        175,700          5,842
      Standard Pacific Corp. + ...................         19,100            283
      Tempur-Pedic International, Inc. + .........        238,600          7,432

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Tupperware Corp. + .........................        427,700   $     11,125
      WCI Communities, Inc. @@ + .................        586,300          5,177
                                                                    ------------
                                                                          93,981
                                                                    ------------
   INTERNET & CATALOG RETAIL - 0.48%
      Insight Enterprises, Inc. @@ + .............        494,549         11,157
      School Specialty, Inc. @@ + ................        137,600          4,739
                                                                    ------------
                                                                          15,896
                                                                    ------------
   LEISURE EQUIPMENT & PRODUCTS - 0.72%
      Brunswick Corp  + ..........................        708,600         19,813
      Polaris Industries, Inc. + .................         47,800          2,359
      Thor Industries, Inc. + ....................         43,400          1,780
                                                                    ------------
                                                                          23,952
                                                                    ------------
   MEDIA - 1.54%
      Belo Corp. .................................        373,100          6,678
      Courier Corp. + ............................         78,099          2,941
      Cox Radio, Inc. @@ + .......................        270,900          3,508
      Entercom Communications Corp. + ............        148,400          3,351
      Getty Images, Inc. @@ ......................         31,380          1,410
      Hearst-Argyle Television, Inc. + ...........         95,990          2,016
      Journal Communications, Inc. ...............        336,500          3,564
      Media General, Inc. + ......................        110,400          3,113
      Meredith Corp. .............................         93,210          5,265
      New York Times Co. + .......................         68,900          1,575
      Scholastic Corp. @@ + ......................        287,900          9,265
      Westwood One, Inc. + .......................      1,672,100          8,795
                                                                    ------------
                                                                          51,481
                                                                    ------------
   MULTILINE RETAIL - 0.89%
      BJ's Wholesale Club, Inc. @@ ...............        619,350         21,033
      Fred's, Inc. + .............................        452,900          5,376
      Tuesday Morning Corp. + ....................        292,700          3,413
                                                                    ------------
                                                                          29,822
                                                                    ------------
   SPECIALTY RETAIL - 6.29%
      American Greetings Corp. + .................        172,100          4,256
      Asbury Automotive Group, Inc. ..............        416,500          9,213
      Big 5 Sporting Goods Corp. .................        383,100          8,187
      Buckle, Inc. ...............................        111,600          3,900
      Cabela's, Inc. @@ + ........................        320,500          6,541
      Cache, Inc. @@ + ...........................        181,700          3,098
      Cato Corp. .................................        216,300          4,473
      Charlotte Russe Holding, Inc. @@ + .........        336,200          5,974
      Charming Shoppes, Inc. @@ ..................      1,060,100         10,474
      Circuit City Stores, Inc. + ................        108,100          1,286
      Conn's, Inc. @@ + ..........................         86,500          2,195
      Dress Barn Inc. @@ + .......................        506,300          9,210
      Finish Line, Inc., Class A Shares ..........        178,700          1,208
      Foot Locker, Inc. ..........................        118,700          2,203

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Genesco, Inc. @@ + .........................         75,000   $      3,791
      Group 1 Automotive, Inc. + .................        461,100         17,301
      HOT Topic, Inc. @@ .........................        211,300          1,902
      Jos. A. Bank Clothiers, Inc. @@ + ..........        176,170          6,078
      Lithia Motors, Inc. + ......................         67,400          1,388
      Lululemon Athletica, Inc. @@ ...............          2,070             37
      MarineMax, Inc. @@ + .......................        378,800          7,084
      Men's Wearhouse, Inc. + ....................        596,950         29,489
      OfficeMax, Inc. ............................         67,800          2,229
      Pacific Sunwear of California @@ ...........        381,500          6,875
      Penske Auto Group, Inc. + ..................        469,950          9,155
      Regis Corp. ................................        243,480          8,488
      Rent-A-Center, Inc. @@ + ...................        663,650         12,881
      Sonic Automotive, Inc., A Shares + .........        593,500         16,262
      Stage Stores, Inc. + .......................         96,320          1,718
      Williams-Sonoma, Inc. + ....................         80,000          2,463
      Zale Corp. @@ + ............................        521,150         11,064
                                                                    ------------
                                                                         210,423
                                                                    ------------
   TEXTILES & APPAREL - 1.80%
      Brown Shoe Company, Inc. ...................         88,400          1,851
      Columbia Sportswear Co. + ..................         13,056            819
      Jones Apparel Group, Inc. ..................        272,200          6,794
      Kenneth Cole Productions, Inc. + ...........        181,100          3,830
      K-Swiss, Inc. + ............................        179,539          3,998
      New York & Co., Inc. @@ + ..................        457,402          4,460
      Steven Madden Ltd. .........................         68,000          1,918
      Timberland Co. @@ ..........................        450,350         10,705
      Warnaco Group, Inc. @@ .....................        304,800         11,006
      Wolverine World Wide, Inc. .................        546,500         14,788
                                                                    ------------
                                                                          60,169
                                                                    ------------
   TOTAL CONSUMER DISCRETIONARY ..................                       617,307
                                                                    ------------
CONSUMER STAPLES - 2.40%
   FOOD & DRUG RETAILING - 0.88%
      Casey's General Stores, Inc. ...............        244,900          6,105
      Longs Drug Stores Corp. ....................        264,050         12,769
      Pathmark Stores, Inc. @@ + .................        349,400          4,326
      Ruddick Corp. + ............................         63,400          1,762
      Winn-Dixie Stores, Inc. @@ + ...............        168,200          4,493
                                                                    ------------
                                                                          29,455
                                                                    ------------
   FOOD PRODUCTS - 1.47%
      Del Monte Foods Co. ........................      1,416,900         16,436
      JM Smucker Co. . ...........................         39,410          2,200
      Lance, Inc. + ..............................        151,110          3,807
      Ralcorp Holdings, Inc. @@ + ................        275,110         14,295
      Sanderson Farms, Inc. + ....................         52,700          2,101

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Sensient Technologies Corp. ................        192,650   $      4,893
      Smithfield Foods, Inc. @@ ..................        169,300          5,258
                                                                    ------------
                                                                          48,990
                                                                    ------------
   TOBACCO - 0.05%
      Universal Corp. + ..........................         31,200          1,723
                                                                    ------------
   TOTAL CONSUMER STAPLES ........................                        80,168
                                                                    ------------

ENERGY - 5.02%
ENERGY EQUIPMENT & SERVICES - 2.25%
   CARBO Ceramics, Inc. + ........................        189,610          8,548
      Dril-Quip, Inc. @@ .........................         73,840          3,543
      Gulfmark Offshore, Inc. @@ + ...............         20,900            982
      Helmerich & Payne, Inc. + ..................        313,500         10,148
      Oil States International, Inc. @@ + ........        467,130         20,432
      Superior Well Services, Inc. @@ + ..........        277,470          5,386
      Tetra Technologies, Inc. @@ + ..............        159,000          4,422
      Tidewater, Inc. + ..........................        185,700         12,706
      Unit Corp. @@ ..............................        126,570          6,969
      Universal Compression Holdings, Inc. @@ + ..         30,100          2,198
                                                                    ------------
                                                                          75,334
                                                                    ------------
   OIL & GAS - 2.77%
      Alon USA Energy, Inc. + ....................         70,766          2,524
      Berry Petroleum Co. + ......................        161,500          6,009
      Bronco Drilling Co., Inc. @@ + .............         97,600          1,415
      Cabot Oil & Gas Corp. ......................         37,120          1,270
      Cimarex Energy Co. + .......................        390,600         14,784
      Edge Petroleum Corp. @@ + ..................        242,300          3,007
      Encore Acquisition Co. @@ + ................        404,949         10,476
      EXCO Resources, Inc. @@ + ..................        948,800         16,566
      Penn Virginia Corp. ........................        145,600          5,635
      Pioneer Drilling Co. @@ + ..................        434,200          5,462
      Pogo Producing Co. + .......................         36,900          1,965
      St Mary Land & Exploration Co. .............        238,900          7,953
      Stone Energy Corp. @@ ......................        217,000          7,053
      W&T Offshore, Inc. + .......................        361,900          8,476
                                                                    ------------
                                                                          92,595
                                                                    ------------
   TOTAL ENERGY ..................................                       167,929
                                                                    ------------
FINANCIALS - 24.00%
   BANKS - 7.27%
      1st Source Corp. + .........................         20,300            416
      Anchor BanCorp Wisconsin, Inc. + ...........         49,838          1,114
      Astoria Financial Corp. ....................        368,200          8,671
      BancorpSouth, Inc. .........................        184,900          4,317
      Bank of Hawaii Corp. + .....................        193,600          9,297
      BankAtlantic Bancorp, Inc. + ...............        342,400          3,003

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Cathay General Bancorp + ...................        179,200   $      5,485
      Chemical Financial Corp. + .................        161,431          3,516
      Chittenden Corp. ...........................        104,525          3,496
      Citizens Republic Bancorp, Inc. + ..........        544,600          8,768
      City National Corp. ........................         50,480          3,574
      Columbia Banking System, Inc. ..............         91,600          2,327
      Community Bank System, Inc. + ..............        211,400          3,803
      Community Trust Bancorp, Inc. + ............         30,400            872
      Corus Bankshares, Inc. + ...................        280,974          4,569
      Cullen/Frost Bankers, Inc. + ...............        158,824          7,889
      CVB Financial Corp. + ......................        542,747          5,314
      Dime Community Bancshares, Inc. + ..........         45,800            513
      Downey Financial Corp. + ...................        136,100          7,239
      F.N.B. Corp. + .............................        392,600          5,893
      First Charter Corp. + ......................        158,400          2,919
      First Commonwealth Financial Corp. + .......        203,500          1,929
      First Indiana Corp. + ......................         92,900          2,912
      First Midwest Bancorp, Inc. + ..............         99,400          3,269
      FirstFed Financial Corp. @@ + ..............         12,700            574
      FirstMerit Corp. + .........................        235,500          4,317
      Flagstar Bancorp, Inc. + ...................        355,700          3,806
      Flushing Financial Corp. + .................        114,900          1,714
      Fulton Financial Corp. + ...................        783,978         10,364
      Greater Bay Bancorp ........................         25,700            691
      Hancock Holding Co. + ......................         72,900          2,578
      Harleysville National Corp. + ..............         98,509          1,452
      IBERIABANK Corp. + .........................         64,500          2,718
      Independent Bank Corp. + ...................         83,500          1,012
      International Bancshares Corp. + ...........        346,950          7,643
      Intervest Bancshares Corp. + ...............         71,400          1,768
      MAF Bancorp, Inc. ..........................         44,830          2,354
      National Penn Bancshares, Inc. + ...........        204,394          3,021
      NBT Bancorp, Inc. + ........................        169,906          3,074
      Old National Bancorp + .....................        134,500          1,937
      Pacific Capital Bancorp NA + ...............        339,300          7,091
      Park National Corp. + ......................         72,900          5,792
      PFF Bancorp, Inc. + ........................         74,800          1,251
      Provident Bankshares Corp. + ...............        227,320          6,524
      Provident Financial Services, Inc. + .......         98,300          1,386
      S&T Bancorp, Inc. + ........................          9,164            285
      Southwest Bancorp, Inc. ....................         51,500          1,017
      Sterling Bancshares, Inc. ..................        993,350         10,341
      Susquehanna Bancshares, Inc. + .............        325,600          5,633
      TierOne Corp. + ............................         23,900            555
      TrustCo Bank Corp NY + .....................        128,000          1,188
      Trustmark Corp. + ..........................        332,560          8,324
      United Bankshares, Inc. + ..................        152,571          4,249

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Washington Federal, Inc. ...................        742,694   $     16,733
      Washington Trust Bancorp, Inc. .............         12,800            303
      Webster Financial Corp. ....................        296,600         12,890
      WesBanco, Inc. + ...........................         65,100          1,435
      Whitney Holding Corp. + ....................        236,545          5,911
      Wilmington Trust Corp. .....................         50,380          1,962
                                                                    ------------
                                                                         242,998
                                                                    ------------
   DIVERSIFIED FINANCIALS - 3.64%
      Affiliated Managers Group, Inc. @@ + .......         88,000          9,944
      AmeriCredit Corp. @@ + .....................        265,275          5,396
      Apollo Investment Corp. + ..................        450,900          9,509
      Ares Capital Corp. + .......................        457,800          7,137
      Asset Acceptance Capital Corp. + ...........        201,722          2,800
      Asta Funding, Inc. + .......................        183,800          6,632
      CBRE Realty Finance, Inc. + ................        220,560          2,045
      CompuCredit Corp. @@ + .....................        261,300          6,859
      Cowen Group, Inc. @@ + .....................        129,700          1,862
      Ezcorp, Inc. @@ ............................        268,500          3,233
      Financial Federal Corp. + ..................        255,850          7,253
      IndyMac Bancorp, Inc. + ....................        268,006          5,896
      Investment Technology Group, Inc. @@ + .....        269,000         10,749
      Jackson Hewitt Tax Service, Inc. @@ + ......         37,600          1,023
      Knight Capital Group, Inc. @@ ..............        804,230         11,372
      MCG Capital Corp. + ........................        744,300         10,770
      Nelnet, Inc. + .............................        205,200          3,550
      Piper Jaffray Co. @@ .......................        137,253          6,577
      Raymond James Financial, Inc. ..............         58,200          1,785
      Texas Capital Bancshares, Inc. @@ + ........        144,400          2,868
      World Acceptance Corp. @@ + ................        144,000          4,635
                                                                    ------------
                                                                         121,895
                                                                    ------------
   INSURANCE - 9.63%
      Alfa Corp. + ...............................        186,067          3,295
      American Equity Investment Life Holding
         Co. + ...................................        379,700          4,310
      American Financial Group, Inc. .............        160,900          4,520
      American National Insurance Co. + ..........         11,600          1,735
      Argonaut Group, Inc. + .....................        313,052          8,618
      Aspen Insurance Holdings Ltd. ..............        649,040         15,869
      Assured Guaranty Ltd. ......................        480,300         11,691
      CNA Surety Corp. @@ ........................        154,000          2,603
      Commerce Group, Inc. .......................        327,500          9,409
      Conseco, Inc. @@ + .........................        963,499         17,526
      Delphi Financial Group, Inc. ...............        518,750         20,838
      Employers Holdings, Inc. + .................        451,100          8,291
      FBL Financial Group, Inc. ..................        200,748          7,064
      Great American Financial Resources,
         Inc. + ..................................         26,300            630
      Hanover Insurance Group, Inc. ..............        501,800         22,024

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Harleysville Group, Inc. ...................        167,821   $      4,701
      HCC Insurance Holdings, Inc. ...............        248,800          7,285
      Horace Mann Educators Corp. ................        449,000          8,006
      Infinity Property and Casualty Corp. .......        139,998          6,166
      KMG America Corp. @@ .......................        360,000          1,685
      LandAmerica Financial Group, Inc. + ........         70,700          5,415
      Mercury General Corp. ......................        273,500         14,162
      Midland Co. + ..............................         96,465          4,584
      National Western Life Insurance Co. ........          2,400            566
      Navigators Group, Inc. @@ ..................        209,100         10,938
      Odyssey Re Holdings Corp. + ................        384,500         13,534
      Ohio Casualty Corp. ........................        117,430          5,098
      Phoenix Cos., Inc. .........................        313,700          4,326
      PMA Capital Corp. @@ + .....................        201,500          1,809
      Presidential Life Corp. ....................        154,800          2,525
      ProAssurance Corp. @@ ......................         58,000          2,864
      Protective Life Corp. ......................        289,980         12,475
      Quanta Capital Holdings Ltd. @@ ............        265,200            716
      Reinsurance Group of America, Inc. + .......        253,300         13,503
      RLI Corp. ..................................         34,000          1,972
      Safety Insurance Group, Inc. + .............        113,100          3,766
      Security Capital Assurance Ltd. ............        150,260          3,483
      Selective Insurance Group, Inc. + ..........        164,700          3,380
      StanCorp Financial Group, Inc. .............        411,400         19,319
      State Auto Financial Corp. + ...............         92,400          2,389
      Stewart Information Services Corp. + .......        332,276         12,121
      Triad Guaranty, Inc. @@ + ..................        191,600          5,282
      United America Indemnity Ltd. @@ ...........        265,597          5,705
      United Fire & Casualty, Co. ................         55,100          1,897
      Unitrin, Inc. ..............................         88,000          3,729
                                                                    ------------
                                                                         321,824
                                                                    ------------
   REAL ESTATE - 3.46%
      Alexandria Real Estate Equities, Inc. ......         19,570          1,686
      American Financial Realty Trust + ..........        769,700          6,750
      Annaly Capital Management, Inc. ............        130,200          1,881
      Anthracite Capital, Inc. ...................        288,500          2,712
      Anworth Mortgage Asset Corp. ...............        233,200          1,842
      Bluegreen Corp. @@ + .......................        359,900          3,045
      Brookfield Homes Corp. + ...................         76,870          1,630
      California Coastal Communities, Inc. + .....        198,500          3,527
      CapLease, Inc. .............................        870,000          8,065
      Care Investment Trust, Inc. @@ .............        140,300          1,918
      Corrections Corp of America @@ .............         71,860          2,073
      Crystal River Capital, Inc. + ..............         66,900          1,163
      DiamondRock Hospitality Co. ................        612,600         10,316
      Eagle Hospitality Properties Trust, Inc. ...        196,000          2,571
      Education Realty Trust, Inc. + .............        267,300          3,515

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Equity Inns, Inc. + ........................        243,300   $      5,440
      First Potomac Realty Trust + ...............        144,700          2,835
      Health Care Real Estate Investment
         Trust, Inc. .............................         52,520          1,928
      Jones Lang LaSalle, Inc. ...................         21,100          2,316
      LaSalle Hotel Properties + .................        288,100         11,533
      Lexington Realty Trust .....................        498,490          9,406
      Luminent Mortgage Capital, Inc. + ..........        292,900          2,147
      MI Developments, Inc. ......................        425,100         13,731
      Mission West Properties, Inc. + ............        183,300          2,310
      Redwood Trust, Inc. ........................        184,190          5,305
      St. Joe Co. + ..............................         42,100          1,707
      Strategic Hotel Capital, Inc. + ............        202,680          4,313
                                                                    ------------
                                                                         115,665
                                                                    ------------
   TOTAL FINANCIALS ..............................                       802,382
                                                                    ------------
HEALTH CARE - 3.88%
   BIOTECHNOLOGY - 0.24%
      Charles River Laboratories International,
         Inc. @@ + ...............................         65,430          3,349
      Invitrogen Corp. @@ ........................         65,110          4,675
                                                                    ------------
                                                                           8,024
                                                                    ------------
   HEALTH CARE EQUIPMENT & SUPPLIES - 0.11%
      Kinetic Concepts, Inc. @@ ..................         15,200            935
      Medical Action Industries, Inc. @@ .........        138,400          2,693
                                                                    ------------
                                                                           3,628
                                                                    ------------
   HEALTH CARE PROVIDERS & SERVICES - 2.91%
      Air Methods Corp. @@ + .....................        107,100          4,080
      AMERIGROUP Corp. @@ ........................        302,700          8,379
      Apria Healthcare Group, Inc. @@ + ..........        185,700          4,869
      HealthSouth Corp. @@ + .....................        168,100          2,656
      Healthspring, Inc. @@ ......................         42,900            734
      Kindred Healthcare, Inc. @@ + ..............         98,600          2,640
      LifePoint Hospitals, Inc. @@ ...............        644,670         19,050
      Magellan Health Services, Inc. @@ ..........        150,560          6,296
      MAXIMUS, Inc. ..............................        376,900         15,751
      MDS, Inc. ..................................         83,900          1,602
      Odyssey HealthCare, Inc. @@ ................        318,800          3,446
      Option Care, Inc. + ........................        460,763          8,934
      Pediatrix Medical Group, Inc. @@ ...........        178,420          9,628
      RehabCare Group, Inc. @@ + .................        160,900          2,280
      Res-Care, Inc. @@ ..........................        230,900          4,486
      Universal Health Services, Inc. ............         45,100          2,365
                                                                    ------------
                                                                          97,196
                                                                    ------------
   PHARMACEUTICALS - 0.62%
      Aspreva Pharmaceuticals Corp. @@ + .........        350,300          6,036

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Endo Pharmaceuticals Holdings, Inc. @@ .....         30,800   $      1,047
      KV Pharmaceutical Co. @@ + .................        101,300          2,770
      Medicines Co @@ + ..........................        127,600          2,030
      Sciele Pharma, Inc. @@ + ...................        389,000          9,021
                                                                    ------------
                                                                          20,904
                                                                    ------------
   TOTAL HEALTH CARE .............................                       129,752
                                                                    ------------
INDUSTRIALS - 17.76%
   AEROSPACE & DEFENSE - 0.99%
      Alliant Techsystems, Inc. @@ + .............         31,710          3,143
      BE Aerospace, Inc. @@ ......................        192,600          7,812
      Curtiss-Wright Corp. .......................        106,500          4,640
      Esterline Technologies Corp. @@ + ..........        150,400          6,962
      Ladish Co., Inc. @@ + ......................         88,600          4,296
      Moog, Inc. @@ + ............................         98,900          4,235
      United Industrial Corp. + ..................         32,500          2,053
                                                                    ------------
                                                                          33,141
                                                                    ------------
   BUILDING PRODUCTS - 1.44%
      Builders FirstSource, Inc. @@ + ............        166,300          2,438
      Crane Co. ..................................        128,300          5,884
      Drew Industries, Inc. @@ + .................         88,500          3,078
      Griffon Corp. @@ + .........................        201,100          3,533
      Insituform Technologies, Inc. @@ + .........        547,600          9,046
      Lennox International, Inc. .................        283,300         10,851
      NCI Building Systems, Inc. @@ + ............         95,000          4,594
      Simpson Manufacturing Co., Inc. + ..........        171,100          5,788
      Universal Forest Products, Inc. + ..........         75,392          2,983
                                                                    ------------
                                                                          48,195
                                                                    ------------
   COMMERCIAL SERVICES & SUPPLIES - 6.12%
      American Ecology Corp. + ...................        161,500          3,291
      Bowne & Co., Inc. ..........................        402,100          6,972
      Brink's Co. + ..............................         52,520          3,212
      Career Education Corp. @@ ..................        102,200          3,033
      Casella Waste Systems, Inc. @@ + ...........        293,000          3,261
      CheckFree Corp. @@ + .......................         55,690          2,052
      Clean Harbors, Inc. @@ + ...................        202,410          9,722
      Con-way, Inc. ..............................        441,300         21,796
      CSG Systems International, Inc. @@ + .......        291,370          7,290
      Deluxe Corp. ...............................        364,100         13,748
      Ennis, Inc. + ..............................        148,300          2,993
      Headwaters, Inc. @@ + ......................        274,900          4,434
      Hewitt Associates, Inc. @@ .................         35,600          1,065
      Hudson Highland Group, Inc. @@ .............        504,500          8,324
      Kelly Services, Inc. .......................        504,600         12,539
      Kforce, Inc. @@ ............................        427,700          6,197
      Labor Ready, Inc. @@ .......................        325,700          7,674

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      LECG Corp. @@ + ............................        774,300   $     10,817
      McGrath Rentcorp + .........................        133,338          3,990
      Navigant Consulting, Inc. @@ + .............        369,600          5,821
      PeopleSupport, Inc. @@ + ...................         30,900            287
      PHH Corp. @@ + .............................        318,600          9,284
      Pre-Paid Legal Services, Inc. @@ ...........        100,400          5,291
      Providence Service Corp. @@ + ..............        175,100          4,600
      Spherion Corp @@ ...........................        359,400          3,174
      Steelcase, Inc., A Shares + ................        136,270          2,372
      Tetra Tech, Inc. @@ ........................         55,300          1,163
      United Stationers, Inc. @@ .................        166,750         10,629
      Valassis Communications, Inc. @@ + .........      1,886,700         22,395
      Waste Connections, Inc. @@ + ...............        227,770          7,061
                                                                    ------------
                                                                         204,487
                                                                    ------------
   CONSTRUCTION & ENGINEERING - 0.23%
      Comfort Systems USA, Inc. ..................        127,622          1,651
      Granite Construction, Inc. .................         19,910          1,294
      Shaw Group, Inc. @@ ........................         89,850          4,782
                                                                    ------------
                                                                           7,727
                                                                    ------------
   DIVERSIFIED MANUFACTURING - 0.79%
      Barnes Group, Inc. + .......................        316,300          9,869
      Kennametal, Inc. ...........................        216,950         16,631
                                                                    ------------
                                                                          26,500
                                                                    ------------
   ELECTRICAL EQUIPMENT - 1.38%
      AO Smith Corp. + ...........................        135,000          6,554
      Brady Corp. + ..............................        203,200          7,110
      II-VI, Inc. @@ + ...........................        120,300          2,987
      Regal-Beloit Corp. + .......................        549,600         27,876
      Thomas & Betts Corp. @@ ....................         26,090          1,612
                                                                    ------------
                                                                          46,139
                                                                    ------------
   FREIGHT TRANSPORTATION - 0.63%
      Pacer International, Inc. + ................        174,400          3,838
      Ryder System, Inc. + .......................        319,200         17,355
                                                                    ------------
                                                                          21,193
                                                                    ------------
   INDUSTRIAL CONGLOMERATES - 0.25%
      Carlisle Cos., Inc. ........................        184,150          8,338
                                                                    ------------
   MACHINERY - 3.26%
      Actuant Corp. + ............................         27,400          1,671
      AGCO Corp. @@ + ............................        115,980          4,457
      Albany International Corp. + ...............         23,500            881
      Blount International, Inc. @@ + ............         35,700            406
      Briggs & Stratton Corp. + ..................         78,100          2,215
      Flowserve Corp. ............................        373,700         27,007
      Harsco Corp. + .............................        255,000         13,428
      Kaydon Corp. + .............................        388,300         20,662

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Lincoln Electric Holdings, Inc. ............         10,700   $        770
      Miller Industries, Inc. @@ + ...............        212,200          5,161
      Mueller Industries, Inc. ...................        231,210          8,527
      Reliance Steel & Aluminum Co. + ............         40,000          2,102
      Timken Co. .................................        604,400         20,187
      Wabash National Corp. + ....................        110,100          1,399
                                                                    ------------
                                                                         108,873
                                                                    ------------
   MARINE - 0.86%
      Alexander & Baldwin, Inc. + ................        202,800         10,996
      Hornbeck Offshore Services, Inc. @@ + ......         42,700          1,838
      Kirby Corp. @@ + ...........................        293,400         11,885
      Overseas Shipholding Group, Inc. + .........         54,000          4,190
                                                                    ------------
                                                                          28,909
                                                                    ------------
   RENTAL AUTO/EQUIPMENT - 0.47%
      Avis Budget Group, Inc. @@ .................        178,150          4,573
      United Rentals, Inc. @@ ....................        347,200         11,159
                                                                    ------------
                                                                          15,732
                                                                    ------------
   ROAD & RAIL - 1.00%
      Arkansas Best Corp. + ......................        163,800          5,902
      Covenant Transport Group, Inc. @@ + ........        182,300          1,557
      GATX Corp. .................................         17,000            771
      Werner Enterprises, Inc. + .................        378,500          7,358
      YRC Worldwide, Inc. @@ + ...................        550,400         17,679
                                                                    ------------
                                                                          33,267
                                                                    ------------
   TRADING COMPANIES & DISTRIBUTORS - 0.08%
      MSC Industrial Direct Co., Inc. ............         52,970          2,664
                                                                    ------------
   TRANSPORT-SERVICES - 0.26%
      Bristow Group, Inc. @@ + ...................        182,100          8,637
                                                                    ------------
   TOTAL INDUSTRIALS .............................                       593,802
                                                                    ------------
INFORMATION TECHNOLOGY - 12.82%
   COMMUNICATIONS EQUIPMENT - 1.70%
      Andrew Corp. @@ ............................        126,990          1,785
      Avocent Corp. @@ + .........................        245,800          6,723
      CommScope, Inc. @@ + .......................        187,300         10,195
      Comtech Telecommunications Corp. @@ + ......        186,950          8,127
      Emulex Corp. @@ ............................        363,170          7,191
      Foundry Networks, Inc. @@ + ................        510,920          8,987
      Plantronics, Inc. + ........................        100,900          2,827
      Powerwave Technologies, Inc. @@ + ..........        941,580          6,158
      Tekelec, Inc. @@ + .........................        387,850          4,968
                                                                    ------------
                                                                          56,961
                                                                    ------------
   COMPUTERS & PERIPHERALS - 0.71%
      Avid Technology, Inc. @@ + .................        180,730          5,801
      Cray, Inc. @@ + ............................        251,400          1,823

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Electronics for Imaging, Inc. @@ ...........        292,730   $      7,687
      Hutchinson Technology, Inc. @@ + ...........         79,550          1,596
      Mercury Computer Systems, Inc. @@ + ........        635,300          6,944
                                                                    ------------
                                                                          23,851
                                                                    ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 5.29%
      Anixter International, Inc. @@ +............         63,959          5,286
      Benchmark Electronics, Inc. @@ .............        883,850         19,622
      Diebold, Inc. + ............................        310,000         15,708
      IKON Office Solutions, Inc. ................        713,000          9,882
      Ingram Micro, Inc. @@ ......................      1,566,450         31,407
      Littelfuse, Inc. @@ + ......................        337,200         10,989
      Methode Electronics, Inc. + ................        746,000         12,063
      Mettler-Toledo International, Inc. @@ ......         16,100          1,532
      MTS Systems Corp. ..........................        107,300          4,480
      Multi-Fineline Electronix, Inc. @@ + .......         75,600          1,078
      Park Electrochemical Corp. + ...............         60,500          1,794
      PerkinElmer, Inc. ..........................         89,740          2,497
      Plexus Corp. @@ + ..........................      1,110,300         26,925
      Rogers Corp @@ + ...........................         60,100          2,172
      TTM Technologies, Inc. @@ + ................        741,100          9,664
      Vishay Intertechnology, Inc. @@ + ..........      1,392,800         21,602
                                                                    ------------
                                                                         176,701
                                                                    ------------
   INTERNET SOFTWARE & SERVICES - 0.43%
      EarthLink, Inc. @@ + .......................         77,400            538
      Netgear, Inc. @@ + .........................        159,795          4,420
      NIC, Inc. + ................................        435,700          2,906
      United Online, Inc. ........................        463,080          6,538
                                                                    ------------
                                                                          14,402
                                                                    ------------
   IT CONSULTING & SERVICES - 1.02%
      BearingPoint, Inc. @@ + ....................        429,000          2,797
      Lionbridge Technologies @@ + ...............        364,500          1,709
      MPS Group, Inc. @@ .........................        587,900          7,837
      Perot Systems Corp. @@ .....................        506,000          7,701
      Phase Forward, Inc. @@ .....................        234,500          4,031
      SI International, Inc. @@ + ................         88,800          2,587
      SRA International, Inc. @@ .................        127,790          3,044
      SYNNEX Corp. @@ + ..........................        180,200          3,662
      Unisys Corp. @@ ............................         83,100            672
                                                                    ------------
                                                                          34,040
                                                                    ------------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.42%
      Actel Corp. @@ .............................        222,300          2,623
      Advanced Energy Industries, Inc. @@ ........        121,916          2,159
      Brooks Automation, Inc. @@ + ...............        706,700         12,417
      Cirrus Logic, Inc. @@ ......................        371,100          2,702
      Cymer, Inc. @@ .............................         80,600          3,446
      Fairchild Semiconductor International,
         Inc. @@ .................................         94,350          1,722

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      FEI Co. @@ + ...............................        163,900   $      4,701
      Integrated Device Technology, Inc. @@ ......        117,850          1,917
      Kulicke and Soffa Industries, Inc. @@ ......        242,500          2,270
      Micrel, Inc. ...............................        405,400          4,196
      Microsemi Corp. @@ + .......................        309,990          7,226
      MKS Instruments, Inc. @@ ...................        640,600         14,542
      Omnivision Technologies, Inc. @@ + .........        154,085          2,646
      Photronics, Inc. @@ + ......................        121,200          1,699
      RF Micro Devices, Inc. @@ + ................        605,700          4,203
      Rudolph Technologies, Inc. @@ + ............        176,900          2,768
      Semtech Corp. @@ ...........................        296,640          4,820
      Teradyne, Inc. @@ ..........................        297,260          4,664
                                                                    ------------
                                                                          80,721
                                                                    ------------
   SOFTWARE - 1.25%
      Computer Programs and Systems, Inc. + ......         98,600          2,637
      Epicor Software Corp. @@ + .................        257,900          3,368
      EPIQ Systems, Inc. @@ + ....................        153,300          2,614
      Fair Isaac Corp. ...........................        129,410          5,081
      Mentor Graphics Corp. @@ + .................      1,185,500         14,238
      Novell, Inc. @@ ............................        618,000          4,147
      Parametric Technology Corp. @@ .............        197,500          3,482
      Sybase, Inc. @@ ............................        263,620          6,253
                                                                    ------------
                                                                          41,820
                                                                    ------------
   TOTAL INFORMATION TECHNOLOGY  .................                       428,496
                                                                    ------------
MATERIALS - 6.29%
   CHEMICALS - 3.35%
      Cytec Industries, Inc. .....................        116,400          7,798
      FMC Corp. ..................................        233,920         20,849
      Georgia Gulf Corp. + .......................        748,200         12,113
      H.B. Fuller Co. ............................        213,000          5,885
      Hercules, Inc. @@ ..........................        126,900          2,634
      International Flavors & Fragrances, Inc. ...         55,500          2,781
      Lubrizol Corp. .............................        199,500         12,501
      Olin Corp. .................................        570,400         11,904
      Pioneer Companies, Inc. @@ + ...............        160,400          5,550
      PolyOne Corp. @@ ...........................      1,879,500         14,134
      RPM International, Inc. ....................         43,900          1,032
      Tronox, Inc. + .............................        397,900          4,826
      UAP Holding Corp. ..........................         37,800          1,027
      Westlake Chemical Corp. + ..................        353,600          8,833
                                                                    ------------
                                                                         111,867
                                                                    ------------
   CONSTRUCTION MATERIALS - 0.29%
      Ameron International Corp. + ...............         62,900          6,153
      U.S. Concrete, Inc. @@ + ...................        467,000          3,545
                                                                    ------------
                                                                           9,698
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   CONTAINERS & PACKAGING - 0.06%
      Silgan Holdings, Inc. ......................         37,958   $      1,960
                                                                    ------------
   METALS & MINING - 2.21%
      AMCOL International Corp. + ................         97,700          2,797
      Century Aluminum Co. @@ + ..................        245,500         12,653
      Compass Minerals International, Inc. + .....        103,200          3,389
      Foundation Coal Holdings, Inc. + ...........        177,300          6,179
      Gibraltar Industries, Inc. + ...............        530,000         10,234
      GrafTech Int'l, Ltd. @@ ....................        695,500         10,773
      Metal Management, Inc. .....................        127,300          5,348
      Quanex Corp. ...............................         90,150          4,062
      USEC, Inc. @@ + ............................        329,000          5,524
      Worthington Industries, Inc. + .............        627,800         12,996
                                                                    ------------
                                                                          73,955
                                                                    ------------
   PAPER & FOREST PRODUCTS - 0.38%
      Glatfelter + ...............................        198,700          2,668
      Louisiana-Pacific Corp. ....................        222,200          4,115
      Neenah Paper, Inc. + .......................         99,500          3,854
      Wausau Paper Corp. + .......................        189,800          2,124
                                                                    ------------
   TOTAL MATERIALS ...............................                        12,761
                                                                    ------------
                                                                         210,241
                                                                    ------------
TELECOMMUNICATION SERVICES - 0.45%
   DIVERSIFIED TELECOMMUNICATION - 0.43%
      Cincinnati Bell, Inc. @@ ...................      1,913,940          9,876
      Harris Stratex Networks, Inc. @@ + .........        159,200          2,710
      Iowa Telecommunications Services, Inc. + ...         84,600          1,739
                                                                    ------------
                                                                          14,325
                                                                    ------------
   WIRELESS TELECOMMUNICATION SERVICES - 0.02%
      EMS Technologies, Inc. @@ + ................         29,700            652
                                                                    ------------
   TOTAL TELECOMMUNICATION SERVICES                                       14,977
                                                                    ------------
UTILITIES - 5.19%
   ELECTRIC UTILITIES - 3.15%
      Black Hills Corp  + ........................        288,600         10,765
      El Paso Electric Co. @@ ....................        164,400          3,826
      Great Plains Energy, Inc. + ................        713,800         19,815
      Hawaiian Electric Industries, Inc. + .......         71,070          1,621
      Idacorp, Inc. + ............................        220,000          6,811
      NSTAR  .....................................        444,300         13,973
      OGE Energy Corp. ...........................        389,200         12,902
      PNM Resources, Inc. ........................         83,140          2,147
      Portland General Electric Co. + ............        390,880         10,519
      Puget Energy, Inc. .........................        402,800          9,325
      TECO Energy, Inc. ..........................         97,600          1,575

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Westar Energy, Inc. +.......................        515,100   $     11,858
                                                                    ------------
                                                                         105,137
                                                                    ------------
   GAS UTILITIES - 2.04%
      AGL Resources, Inc. ........................        486,540         18,342
      Atmos Energy Corp. .........................        408,230         11,459
      Energen Corp. ..............................         70,900          3,751
      Integrys Energy Group, Inc. + ..............        177,600          8,789
      Laclede Group, Inc. + ......................        145,400          4,297
      National Fuel Gas Co. + ....................        127,400          5,523
      New Jersey Resources Corp. + ...............         41,600          1,955
      Nicor, Inc. + ..............................         78,700          3,102
      Southwest Gas Corp. ........................         21,100            656
      UGI Corp. . ................................         46,330          1,196
      Vectren Corp + .............................        111,500          2,784
      WGL Holdings, Inc. + .......................        212,500          6,362
                                                                    ------------
                                                                          68,216
                                                                    ------------
   TOTAL UTILITIES ...............................                       173,353
                                                                    ------------
   TOTAL COMMON STOCKS ...........................                     3,223,629
                                                                    ------------
SHORT TERM INVESTMENTS - 3.92%
      American Beacon Money Market Select
         Fund ++ .................................    116,977,226        116,977

                                                          PAR
                                                        AMOUNT
                                                     ------------
      United States Treasury Bill,
         4.72%, Due 9/6/2007 # *       ...........   $     14,055         13,990
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS .....................                       130,967
                                                                    ------------

                                                        SHARES
                                                     ------------
SECURITIES LENDING COLLATERAL - 26.76%
      American Beacon Cash Plus Trust ++ .........    606,646,518        606,647
      American Beacon Money Market Select
         Fund ++ .................................    288,017,448        288,017
                                                                    ------------
   TOTAL SECURITIES LENDING COLLATERAL ...........                       894,664
                                                                    ------------
TOTAL INVESTMENTS 127.12% - (COST $4,011,178) ....                     4,249,260
LIABILITIES, NET OF OTHER ASSETS - (27.12%) ......                      (906,665)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $  3,342,595
                                                                    ============

        Percentages are stated as a percent of net assets.

@@      Non-income producing security.

+       All or a portion of this security is on loan at July 31, 2007.

++      The Fund/Trust is affiliated by having the same investment advisor.

#       Rates represent discount rate.

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

* At July 31, 2007, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                                 UNREALIZED
                         NUMBER OF   EXPIRATION     MARKET      APPRECIATION/
                         CONTRACTS      DATE         VALUE     (DEPRECIATION)
                         ---------   ----------   ----------   --------------
Emini Mini Russell ...     1,669      Sep 2007    $130,349         $(10,585)
                                                  ==========       =========

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
COMMON STOCKS - 98.88%
CONSUMER DISCRETIONARY - 15.39%
   HOTELS, RESTAURANTS & LEISURE - 1.81%
      Domino's Pizza, Inc. .......................          7,010   $        134
      Jack in the Box, Inc. @@ ...................          4,580            293
      Ruby Tuesday, Inc. + .......................          4,420             99
                                                                    ------------
                                                                             526
                                                                    ------------
   HOUSEHOLD DURABLES - 1.27%
      Ethan Allen Interiors, Inc. + ..............          3,510            120
      Tupperware Corp. + .........................          9,560            249
                                                                    ------------
                                                                             369
                                                                    ------------
   INTERNET & CATALOG RETAIL - 0.83%
      Insight Enterprises, Inc. @@ + .............         10,735            242
                                                                    ------------
   LEISURE EQUIPMENT & PRODUCTS - 0.55%
      Polaris Industries, Inc. + .................          3,230            159
                                                                    ------------
   SPECIALTY RETAIL - 5.89%
      Asbury Automotive Group, Inc. ..............          4,755            105
      Charming Shoppes, Inc. @@ + ................         17,265            171
      Group 1 Automotive, Inc. + .................          3,670            138
      Men's Wearhouse, Inc. + ....................          2,255            111
      Payless Shoesource, Inc @@ .................          9,390            250
      Penske Auto Group, Inc. + ..................         11,015            215
      Regis Corp. ................................          5,860            204
      Rent-A-Center, Inc. @@ + ...................          9,640            187
      Sonic Automotive, Inc., A Shares + .........          6,505            178
      Tween Brands, Inc. @@ + ....................          3,860            148
                                                                    ------------
                                                                           1,707
                                                                    ------------
   TEXTILES & APPAREL - 5.04%
      Brown Shoe Company, Inc. + .................          7,490            157
      Hartmarx Corp @@ ...........................         17,360            148
      Movado Group, Inc. + .......................          5,650            160
      Perry Ellis International, Inc. @@ .........          9,294            279
      Phillips-Van Heusen Corp. ..................          2,870            149
      Unifirst Corp. .............................          5,090            191
      Warnaco Group, Inc. @@ + ...................         10,445            377
                                                                    ------------
                                                                           1,461
                                                                    ------------
   TOTAL CONSUMER DISCRETIONARY ..................                         4,464
                                                                    ------------
CONSUMER STAPLES - 2.81%
   FOOD & DRUG RETAILING - 2.18%
      Casey's General Stores, Inc. + .............          6,330            158
      Ruddick Corp. + ............................          4,685            130

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Spartan Stores, Inc. .......................         11,740   $        344
                                                                    ------------
                                                                             632
                                                                    ------------
   PERSONAL PRODUCTS - 0.63%
      Elizabeth Arden, Inc. @@ + .................          8,505            183
                                                                    ------------
   TOTAL CONSUMER STAPLES ........................                           815
                                                                    ------------
ENERGY - 3.88%
   ENERGY EQUIPMENT & SERVICES - 2.82%
      Oil States International, Inc. @@ + ........          5,955            260
      Parker Drilling Co. @@ + ...................         33,335            314
      Trico Marine Services, Inc. @@ + ...........          6,905            245
                                                                    ------------
                                                                             819
                                                                    ------------
   OIL & GAS - 1.06%
      Comstock Resources, Inc. @@ ................          4,740            127
      Swift Energy Co. @@ + ......................          4,205            180
                                                                    ------------
                                                                             307
                                                                    ------------
   TOTAL ENERGY ..................................                         1,126
                                                                    ------------
FINANCIALS - 30.44%
   BANKS - 8.19%
      BankUnited Financial Corp. + ...............          7,425            125
      Boston Private Financial Holdings, Inc. + ..          8,375            213
      Central Pacific Financial Corp. + ..........          6,675            188
      Corus Bankshares, Inc. + ...................          6,865            112
      First Community Bancorp, Inc. ..............          5,100            256
      FirstFed Financial Corp. @@ + ..............          5,170            234
      FirstMerit Corp. ...........................          6,865            126
      Franklin Bank Corp. @@ + ...................          9,640            103
      Hanmi Financial Corp. + ....................          4,395             64
      Irwin Financial Corp. + ....................         12,780            150
      Pacific Capital Bancorp NA + ...............          5,650            118
      Prosperity Bancshares, Inc. + ..............          4,675            132
      Provident Bankshares Corp. + ...............          2,045             59
      Sterling Bancshares, Inc. + ................          7,842             82
      Sterling Financial Corp. + .................          7,690            175
      UMB Financial Corp. ........................          6,410            239
                                                                    ------------
                                                                           2,376
                                                                    ------------
   DIVERSIFIED FINANCIALS - 3.43%
      Advanta Corp., Class A Shares ..............            570             13
      Advanta Corp., Class B Shares + ............          7,732            198
      Cash America International, Inc. + .........          4,580            168
      CompuCredit Corp. @@ + .....................          6,010            158
      MCG Capital Corp. + ........................         10,470            152
      Ocwen Financial Corp. @@ + .................          4,395             48
      SWS Group, Inc. + ..........................          8,680            153

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      World Acceptance Corp. @@ + ................          3,260   $        105
                                                                    ------------
                                                                             995
                                                                    ------------
   INSURANCE - 8.65%
      Argonaut Group, Inc. + .....................          9,025            248
      Aspen Insurance Holdings Ltd. ..............          4,550            111
      Delphi Financial Group, Inc. + .............          7,425            298
      FPIC Insurance Group, Inc. @@ + ............          6,145            214
      Harleysville Group, Inc. ...................          7,160            201
      LandAmerica Financial Group, Inc. + ........          2,255            173
      Navigators Group, Inc. @@ ..................          5,170            270
      Phoenix Cos., Inc. + .......................          5,844             81
      ProAssurance Corp. @@ + ....................          5,900            291
      SeaBright Insurance Holdings, Inc. @@ + ....         12,660            230
      Selective Insurance Group, Inc. + ..........          8,505            175
      Stewart Information Services Corp. + .......          4,205            153
      Triad Guaranty, Inc. @@ + ..................          2,295             63
                                                                    ------------
                                                                           2,508
                                                                    ------------
   REAL ESTATE - 9.75%
      Arbor Realty Trust, Inc. ...................          4,580             90
      Ashford Hospitality Trust, Inc. + ..........         19,055            195
      Capital Trust, Inc. + ......................          2,940             91
      DiamondRock Hospitality Co. + ..............         14,220            239
      Entertainment Properties Trust + ...........          1,720             77
      Equity Lifestyle Properties, Inc. ..........          1,870             85
      FelCor Lodging Trust, Inc. .................         13,380            294
      Gramercy Capital Corp. + ...................          9,480            229
      LaSalle Hotel Properties ...................          6,835            274
      Lexington Realty Trust + ...................          9,960            188
      Nationwide Health Properties, Inc. + .......          4,395            105
      NorthStar Realty Finance Corp. + ...........         13,125            132
      PS Business Parks, Inc. ....................          1,720             88
      Redwood Trust, Inc. + ......................          4,380            126
      Senior Housing Properties Trust + ..........          5,740             99
      Strategic Hotel Capital, Inc. + ............         10,335            220
      Sunstone Hotel Investors, Inc. + ...........          8,865            220
      Tanger Factory Outlet Centers, Inc. + ......          2,255             75
                                                                    ------------
                                                                           2,827
                                                                    ------------
   REINSURANCE - 0.42%
      Platinum Underwriters Holdings Ltd. @@ .....          3,620            120
                                                                    ------------
   TOTAL FINANCIALS ..............................                         8,826
                                                                    ------------
HEALTH CARE - 5.22%
   HEALTH CARE EQUIPMENT & SUPPLIES - 0.52%
      STERIS Corp. + .............................          5,500            151
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   HEALTH CARE PROVIDERS & SERVICES - 3.37%
      Centene Corp. @@ + .........................          6,955   $        150
      Gentiva Health Services, Inc. @@ + .........         13,210            264
      Owens & Minor, Inc. + ......................          5,395            207
      PSS World Medical, Inc. @@ + ...............          8,120            140
      Res-Care, Inc. @@ + ........................         11,205            218
                                                                    ------------
                                                                             979
                                                                    ------------
   PHARMACEUTICALS - 1.33%
      Par Pharmaceutical Cos., Inc. @@ ...........          4,540            108
      Sciele Pharma, Inc. @@ + ...................         11,965            277
                                                                    ------------
                                                                             385
                                                                    ------------
   TOTAL HEALTH CARE .............................                         1,515
                                                                    ------------
INDUSTRIALS - 13.81%
   BUILDING PRODUCTS - 3.10%
      Goodman Global, Inc. @@ + ..................          7,760            187
      Griffon Corp. @@ + .........................          9,480            167
      Lennox International, Inc. + ...............          6,010            230
      NCI Building Systems, Inc. @@ + ............          3,860            187
      Universal Forest Products, Inc. + ..........          3,260            129
                                                                    ------------
                                                                             900
                                                                    ------------
   COMMERCIAL SERVICES & SUPPLIES - 3.23%
      ABM Industries, Inc. + .....................          5,005            126
      Consolidated Graphics, Inc. @@ .............          3,110            205
      Ennis, Inc. ................................         11,605            234
      Kelly Services, Inc. + .....................          4,420            110
      Korn/Ferry International @@ + ..............          4,125             97
      United Stationers, Inc. @@ + ...............          2,565            164
                                                                    ------------
                                                                             936
                                                                    ------------
   DIVERSIFIED MANUFACTURING - 2.43%
      Acuity Brands, Inc. + ......................          1,495             88
      Andersons, Inc. + ..........................          3,734            160
      Barnes Group, Inc. + .......................          6,635            207
      Kennametal, Inc. ...........................          3,245            249
                                                                    ------------
                                                                             704
                                                                    ------------
   ELECTRICAL EQUIPMENT - 1.57%
      AO Smith Corp. + ...........................          4,140            201
      Belden, Inc. + .............................          3,125            171
      Regal-Beloit Corp. .........................          1,630             83
                                                                    ------------
                                                                             455
                                                                    ------------
   MACHINERY - 1.21%
      Applied Industrial Technologies, Inc. + ....          6,665            189
      EnPro Industries, Inc. @@ + ................          4,115            162
                                                                    ------------
                                                                             351
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   RENTAL AUTO/EQUIPMENT - 0.53%
      Dollar Thrifty Automotive Group,
         Inc. @@ + ...............................          4,180   $        154
                                                                    ------------
   ROAD & RAIL - 0.97%
      Celadon Group, Inc. @@ + ...................          6,465             97
      Saia, Inc. @@ ..............................          9,025            183
                                                                    ------------
                                                                             280
                                                                    ------------
   TRANSPORT-SERVICES - 0.77%
      Bristow Group, Inc. @@ + ...................          4,740            225
                                                                    ------------
   TOTAL INDUSTRIALS .............................                         4,005
                                                                    ------------
INFORMATION TECHNOLOGY - 13.34%
   COMMUNICATIONS EQUIPMENT - 0.71%
      Black Box Corp. + ..........................          3,580            144
      CommScope, Inc. @@ + .......................          1,125             61
                                                                    ------------
                                                                             205
                                                                    ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.48%
      Anixter International, Inc. @@ + ...........          4,395            363
      Benchmark Electronics, Inc. @@ + ...........          6,865            153
      Checkpoint Systems, Inc. @@ + ..............          7,770            179
      CTS Corp. + ................................          7,690             98
      MTS Systems Corp. + ........................          3,750            157
      Park Electrochemical Corp. + ...............          5,515            164
      Technitrol, Inc. ...........................          7,130            185
                                                                    ------------
                                                                           1,299
                                                                    ------------
   IT CONSULTING & SERVICES - 3.17%
      Agilysys, Inc. + ...........................          2,425             47
      CACI International, Inc. @@ + ..............          3,045            135
      MPS Group, Inc. @@ + .......................         17,055            227
      Ness Technologies, Inc. @@ + ...............         16,455            194
      Perot Systems Corp. @@ .....................         12,475            190
      SYKES Enterprises, Inc. @@ + ...............          7,490            125
                                                                    ------------
                                                                             918
                                                                    ------------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS - 3.57%
      Advanced Energy Industries, Inc. @@ + ......          6,355            113
      Brooks Automation, Inc. @@ .................          7,190            126
      ON Semiconductor Corp. @@ + ................         32,745            387
      Photronics, Inc. @@ + ......................         14,705            206
      Standard Microsystems Corp. @@ .............          6,130            205
                                                                    ------------
                                                                           1,037
                                                                    ------------
   SOFTWARE - 1.41%
      JDA Software Group, Inc. @@ ................         12,900            292

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   TIBCO Software, Inc. @@ .......................         14,345   $        116
                                                                    ------------
                                                                             408
                                                                    ------------
   TOTAL INFORMATION TECHNOLOGY ..................                         3,867
                                                                    ------------
MATERIALS - 7.49%
   CHEMICALS - 1.14%
      H.B. Fuller Co. + ..........................          8,295            229
      Spartech Corp. .............................          4,620            102
                                                                    ------------
                                                                             331
                                                                    ------------
   CONTAINERS & PACKAGING - 3.46%
      AptarGroup, Inc. + .........................          5,810            212
      Greif, Inc. + ..............................          6,305            347
      Jarden Corp. @@ + ..........................          2,830            102
      Rock-Tenn Co. + ............................          5,730            176
      Silgan Holdings, Inc. + ....................          3,220            166
                                                                    ------------
                                                                           1,003
                                                                    ------------
   METALS & MINING - 2.38%
      AMCOL International Corp. + ................          4,660            133
      Commercial Metals Co. ......................          1,715             53
      Compass Minerals International, Inc. .......          4,860            159
      Metal Management, Inc. .....................          4,995            210
      NN, Inc. ...................................         12,525            133
                                                                    ------------
                                                                             688
                                                                    ------------
   PAPER & FOREST PRODUCTS - 0.51%
      Potlatch Corp. + ...........................          3,390            148
                                                                    ------------
   TOTAL MATERIALS ...............................                         2,170
                                                                    ------------
TELECOMMUNICATION SERVICES - 2.25%
   DIVERSIFIED TELECOMMUNICATION - 2.25%
      General Communication, Inc. @@ + ...........          5,860             68
      Golden Telecom, Inc. .......................          5,395            348
      Premiere Global Services, Inc. @@ + ........         20,260            236
                                                                    ------------
   TOTAL TELECOMMUNICATION SERVICES ..............                           652
                                                                    ------------
UTILITIES - 4.25%
   ELECTRIC UTILITIES - 3.43%
      Black Hills Corp. + ........................          6,475            241
      El Paso Electric Co. @@ + ..................         10,885            253
      Empire District Electric Co. ...............          9,160            199
      PNM Resources, Inc. + ......................          6,195            160
      Portland General Electric Co. ..............          5,275            142
                                                                    ------------
                                                                             995
                                                                    ------------
   GAS UTILITIES - 0.82%
      Atmos Energy Corp. .........................          4,115            115


                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)


                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Southwest Gas Corp. ........................          3,910   $        122
                                                                    ------------
                                                                             237
                                                                    ------------
   TOTAL UTILITIES ...............................                         1,232
                                                                    ------------
   TOTAL COMMON STOCKS ...........................                        28,672
                                                                    ------------
SHORT TERM INVESTMENTS - 1.09%
      American Beacon Money Market Select
         Fund ++ .................................         69,920             70
      iShares Russell 2000 Value Index Fund + ....          3,285            246
                                                                    ------------
   TOTAL SHORT TERM INVESTMENTS ..................                           316
                                                                    ------------
SECURITIES LENDING COLLATERAL - 25.75%
      American Beacon Cash Plus Trust ++ .........      5,063,699          5,064
      American Beacon Money Market Select
         Fund ++ .................................      2,404,091          2,404
                                                                    ------------
   TOTAL SECURITIES LENDING COLLATERAL ...........                         7,468
                                                                    ------------
TOTAL INVESTMENTS 125.72% - (COST $39,062) .......                        36,456
LIABILITIES, NET OF OTHER ASSETS - (25.72%) ......                        (7,459)
                                                                    ------------
TOTAL NET ASSETS - 100.00% .......................                  $     28,997
                                                                    ============

       Percentages are stated as a percent of net assets.

@@     Non-income producing security.

+      All or a portion of this security is on loan at July 31, 2007.

++     The Fund/Trust is affiliated by having the same investment advisor.

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)

AUSTRALIA - 1.21%
COMMON STOCKS - 1.21%
      Commonwealth Bank of Australia .............        208,440   $      9,584
      National Australia Bank Ltd. ...............        342,730         11,137
      News Corp. .................................        182,280          3,850
      Suncorp-Metway Ltd. ........................        836,610         13,767
                                                                    ------------
   TOTAL AUSTRALIA ...............................                        38,338
                                                                    ------------
AUSTRIA - 0.12%
COMMON STOCKS - 0.12%
      Telekom Austria AG @@ ......................        163,380          3,971
                                                                    ------------
CANADA - 1.46%
COMMON STOCKS - 1.46%
      Alcan, Inc. @@ .............................         78,471          7,621
      Celestica, Inc. @@ .........................        556,300          3,270
      Husky Energy, Inc. + .......................        138,160          5,469
      Jean Coutu Group, Inc. .....................        371,200          5,115
      Manulife Financial Corp. + .................        436,196         15,906
      Precision Drilling Trust @@ ................        445,703          8,907
                                                                    ------------
   TOTAL CANADA ..................................                        46,288
                                                                    ------------
DENMARK - 0.29%
COMMON STOCKS - 0.29%
      Vestas Wind Systems @@ .....................        141,526          9,376
                                                                    ------------
FINLAND - 1.36%
COMMON STOCKS - 1.36%
      Nokia Oyj @@ ...............................        562,600         16,093
      Stora Enso Oyj @@ ..........................        213,542          3,672
      Stora Enso Oyj, A Shares @@ ................         68,102          1,177
      Stora Enso Oyj, R Shares ...................        232,400          3,970
      UPM-Kymmene Oyj ............................        827,824         18,401
                                                                    ------------
   TOTAL FINLAND .................................                        43,313
                                                                    ------------
FRANCE - 11.63%
COMMON STOCKS - 11.63%
      Accor S.A. .................................        202,451         17,311
      AXA S.A. ...................................        933,638         36,324
      BNP Paribas ................................        252,208         27,712
      Compagnie Generale des Etablissements
         Michelin ................................        116,670         15,262
      Credit Agricole S.A. @@ ....................        385,900         14,727
      France Telecom S.A. ........................      1,611,144         43,249
      Lafarge S.A. ...............................         53,462          9,014
      Publicis Groupe S.A. @@ ....................        364,719         15,718
      Renault S.A. @@ ............................         56,600          8,148
      Sanofi-Aventis .............................        902,555         75,448
      Suez S.A. ..................................        177,280          9,292

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Technip @@ .................................        252,536   $     20,525
      Thomson S.A. @@ ............................        283,700          4,653
      Total S.A. @@ ..............................        638,986         50,538
      VINCI S.A. @@ ..............................        300,902         21,509
                                                                    ------------
   TOTAL FRANCE ..................................                       369,430
                                                                    ------------
GERMANY - 11.09%
COMMON STOCKS - 11.09%
      adidas AG @@................................        362,900         22,096
      Allianz AG @@...............................         55,802         11,743
      BASF AG ....................................         39,970          5,139
      Bayer AG ...................................        223,812         15,782
      Bayerische Motoren Werke AG ................        360,736         22,290
      Celesio AG @@...............................        260,090         15,589
      Continental AG @@...........................         95,900         13,728
      DaimlerChrysler AG @@.......................        269,900         24,254
      Deutsche Post AG ...........................      2,167,731         63,181
      Deutsche Telekom @@.........................        616,040         10,543
      E.ON AG ....................................        312,884         49,355
      Infineon Technologies AG @@.................        527,250          8,698
      Karstadt Quelle AG @@ +.....................        221,702          6,791
      Muenchener
         Rueckversicherung-Gesellschaft AG .......         47,997          8,237
      Siemens AG + ...............................        595,495         74,825
                                                                    ------------
   TOTAL GERMANY .................................                       352,251
                                                                    ------------
GREECE - 0.81%
COMMON STOCKS - 0.81%
      National Bank of Greece S.A. @@.............        214,400         12,657
      Public Power Corp. S.A. ....................        439,810         13,219
                                                                    ------------
   TOTAL GREECE ..................................                        25,876
                                                                    ------------
HONG KONG/CHINA - 2.17%
COMMON STOCKS - 2.17%
      Cheung Kong Holdings Ltd. ..................        835,500         11,713
      CNOOC Ltd. .................................      8,928,000         10,631
      Hang Lung Group Ltd. .......................      2,451,000         12,240
      Henderson Land Development Co. Ltd. ........      2,078,200         14,924
      Hutchison Whampoa Ltd. .....................        199,000          2,120
      Swire Pacific Ltd. .........................        957,100         10,807
      Yue Yuen Industrial (Holdings) Ltd. ........      2,050,167          6,378
                                                                    ------------
   TOTAL HONG KONG/CHINA .........................                        68,813
                                                                    ------------
IRELAND - 2.50%
COMMON STOCKS - 2.50%
      Allied Irish Banks .........................        460,332         12,003
      Bank of Ireland ............................        972,930         18,528
      CRH plc ....................................        657,748         29,250
      Depfa Bank plc .............................        488,443          9,939

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2007 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Smurfit Kappa Group plc @@ .................        409,213   $      9,549
                                                                    ------------
   TOTAL IRELAND .................................                        79,269
                                                                    ------------
ITALY - 2.95%
COMMON STOCKS - 2.95%
      Eni S.p.A. .................................        645,391         22,555
      Mediaset S.p.A. @@ + .......................      1,786,680         18,643
      Telecom Italia S.p.A. ......................      1,392,689          3,717
      UniCredito Italiano S.p.A. .................      5,774,688         48,723
                                                                    ------------
   TOTAL ITALY ...................................                        93,638
                                                                    ------------
JAPAN - 13.68%
COMMON STOCKS - 13.68%
      Aeon Co. Ltd. ..............................        899,000         14,432
      Astellas Pharma, Inc. ......................        346,300         14,209
      Daito Trust Construction Co. Ltd. ..........        291,000         14,446
      East Japan Railway Co. .....................            934          6,936
      FUJIFILM Holdings Corp. ....................        114,400          4,985
      Haseko Corp. @@ ............................      3,608,000          9,612
      Hitachi Ltd. ...............................        685,500          4,902
      Honda Motor Co. Ltd. .......................        580,000         20,966
      Hoya Corp. .................................        245,900          7,829
      Japan Tobacco, Inc. ........................          1,560          7,982
      JS Group Corp. .............................        337,900          6,439
      Keyence Corp. ..............................         46,300          9,961
      Konica Minolta Holdings, Inc. ..............        499,500          7,400
      LAWSON, Inc. ...............................        171,000          5,895
      Mitsubishi Tokyo Financial Group, Inc. .....          1,884         20,113
      Mitsui Trust Holdings, Inc. ................      1,138,400         10,085
      NEC Corp. ..................................        417,300          2,052
      Nidec Corp. ................................        139,400          9,256
      Nintendo Co. Ltd. ..........................         20,500         10,039
      Nippon Express Co. Ltd. ....................      1,933,700         10,476
      Nippon Paper Group, Inc. ...................          3,240         10,612
      Nissan Motor Co. Ltd. ......................      1,766,700         18,790
      NOK Corp. ..................................        584,700         11,776
      Nomura Holdings, Inc. ......................        838,800         16,000
      ROHM Co. Ltd. ..............................        149,000         12,638
      Sankyo Co. Ltd. ............................        190,600          7,612
      Sekisui House Ltd. .........................        860,600         10,716
      SFCG Co. Ltd. + ............................         25,465          3,897
      Sompo Japan Insurance, Inc. ................        376,900          4,383
      Sony Corp. .................................        108,402          5,735
      Sumitomo Chemical Co. Ltd. @@ ..............      1,719,900         12,868
      Sumitomo Mitsui Financial Group, Inc. ......          3,347         30,389
      Sumitomo Trust and Banking Co. Ltd. ........      1,182,200         10,027
      Takeda Pharmaceutical Co. Ltd. .............        405,900         26,502
      THK Co. Ltd. ...............................        832,700         19,732
      Tokyo Gas Co. Ltd. .........................      2,175,300          9,422
      Yamada Denki Co. Ltd. ......................         92,400          9,249

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Yamaha Motor Co. Ltd. ......................        574,300   $     16,179
                                                                    ------------
   TOTAL JAPAN ...................................                       434,542
                                                                    ------------
MEXICO - 0.23%
COMMON STOCKS - 0.23%
   Telefonos de Mexico, S.A. de C.V., ADR ........        214,800          7,340
                                                                    ------------
NETHERLANDS - 5.21%
COMMON STOCKS - 5.21%
      Heineken N.V. ..............................        140,500          8,910
      ING Groep N.V. .............................        830,662         35,136
      Koninklijke (Royal) Philips Electronics
         N.V.@@ ..................................        848,316         34,188
      Reed Elsevier N.V. .........................        612,390         11,230
      SBM Offshore N.V. @@ + .....................        273,650         11,303
      TNT N.V. ...................................        678,895         29,026
      Unilever N.V. @@ ...........................      1,002,047         30,235
      Vedior N.V. @@ .............................        209,690          5,423
                                                                    ------------
   TOTAL NETHERLANDS .............................                       165,451
                                                                    ------------
NEW ZEALAND - 0.27%
COMMON STOCKS - 0.27%
      Telecom Corporation of New Zealand Ltd. + ..      2,520,100          8,708
                                                                    ------------
NORWAY - 1.28%
COMMON STOCKS - 1.28%
      Aker Kvaener ASA @@.........................        368,450          9,370
      Stolt-Nielsen S.A. @@.......................        273,334          9,347
      Telenor ASA ................................      1,202,289         21,947
                                                                    ------------
   TOTAL NORWAY ..................................                        40,664
                                                                    ------------
PORTUGAL - 0.35%
COMMON STOCKS - 0.35%
      Portugal Telecom, SGPS, S.A. ...............        792,250         11,131

SINGAPORE - 1.95%
COMMON STOCKS - 1.95%
      Development Bank of Singapore Group
         Holdings Ltd. ...........................      2,059,455         30,932
      Flextronics International Ltd. @@ ..........        899,000         10,042
      Singapore Telecommunications Ltd. ..........      9,140,000         20,833
                                                                    ------------
   TOTAL SINGAPORE ...............................                        61,807
                                                                    ------------
SOUTH KOREA - 2.65%
COMMON STOCKS - 2.65%
      Kookmin Bank, ADR ..........................        210,810         18,085
      Korea Electric Power Corp. .................         86,860          4,159
      LG Electronics, Inc. .......................         76,760          6,451
      LG Telecom Ltd. @@..........................        868,507          9,412
      Samsung Electronics Co. Ltd. ...............         40,044         26,362

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2007 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Samsung Electronics Co. Ltd., GDR ++ .......         20,300   $      6,740
      Shinhan Financial Group Co. Ltd. ...........        193,352         13,141
                                                                    ------------
   TOTAL SOUTH KOREA .............................                        84,350
                                                                    ------------
SPAIN - 3.05%
COMMON STOCKS - 3.05%
      Banco Bilbao Vizcaya Argentaria S.A. @@ ....        650,015         15,883
      Banco Popular Espanol S.A. .................        506,100          9,039
      Banco Santander Central Hispano S.A. .......         34,750            651
      Banco Santander Central Hispano S.A., GDR ..        560,544         10,517
      Enagas S.A. ................................        293,628          7,025
      Repsol YPF S.A. ............................        273,340         10,298
      Telefonica S.A. ............................      1,864,332         43,524
                                                                    ------------
   TOTAL SPAIN ...................................                        96,937
                                                                    ------------
SWEDEN - 2.40%
COMMON STOCKS - 2.40%
      Atlas Copco AB @@ ..........................        683,640         11,746
      Nordea AB @@ ...............................        617,020          9,994
      Securitas AB ...............................        381,930          5,844
      Securitas Direct AB @@ + ...................        381,930          1,038
      Securitas Systems AB .......................        381,930          1,344
      Swedbank AB ................................        139,000          5,091
      Telefonaktiebolaget LM Ericsson @@ .........     11,024,300         41,304
                                                                    ------------
   TOTAL SWEDEN ..................................                        76,361
                                                                    ------------
SWITZERLAND - 6.75%
COMMON STOCKS - 6.75%
      Adecco S.A. @@ .............................        138,320          9,583
      Ciba Specialty Chemicals Holding, Inc. .....        218,330         13,181
      Credit Suisse Group ........................        432,032         28,200
      Lonza Group AG .............................         53,670          5,077
      Nestle S.A. ................................         86,604         33,086
      Novartis AG ................................        964,391         52,096
      Swiss Reinsurance ..........................        301,328         25,746
      Syngenta AG @@ .............................         56,634         10,691
      UBS AG @@ ..................................        144,340          8,007
      Zurich Financial Services AG ...............         98,518         28,658
                                                                    ------------
   TOTAL SWITZERLAND .............................                       214,325
                                                                    ------------
UNITED KINGDOM - 23.72%
COMMON STOCKS - 23.72%
      Aviva plc ..................................      1,670,172         23,140
      BAE Systems plc ............................      6,992,646         59,065
      Barclays Bank plc ..........................        586,000          8,222
      BP plc .....................................      5,541,078         64,331
      British American Tobacco Industries plc ....      1,308,364         42,243
      British Sky Broadcasting Group plc .........      1,249,190         16,775
      Cadbury Schweppes plc ......................        827,350         10,292

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Centrica plc ...............................      1,556,990   $     11,244
      Compass Group plc ..........................      3,307,635         22,306
      Debenhams plc @@ ...........................      5,038,636         12,219
      Diageo plc .................................        768,243         15,651
      Friends Provident plc @@ ...................      1,791,500          6,704
      GlaxoSmithKline plc ........................      2,353,690         60,033
      HBOS plc ...................................        814,124         15,948
      HSBC Holdings plc ..........................      2,968,667         54,755
      Imperial Tobacco Group plc .................        251,640         11,048
      Invesco plc ................................        339,930          4,275
      Kingfisher plc .............................      3,605,755         15,555
      Lloyds TSB Group plc @@ ....................      1,019,800         11,438
      National Grid plc ..........................        991,478         14,037
      Old Mutual plc .............................      3,285,899         10,749
      Pearson plc @@ .............................        512,020          8,210
      Reckitt Benckiser plc @@ ...................        219,000         11,725
      Rolls-Royce Group plc ......................      1,084,550         11,089
      Royal Bank of Scotland Group plc ...........      3,836,476         45,903
      Royal Dutch Shell plc, ADR + ...............         31,660          2,456
      Royal Dutch Shell plc, A Shares ............        541,810         21,238
      Royal Dutch Shell plc, B Shares ............        672,912         26,603
      Smiths Group plc @@ ........................        292,020          6,188
      Standard Chartered plc .....................        177,350          5,807
      Tate & Lyle plc ............................        955,172         11,008
      Unilever plc @@ ............................      1,352,180         42,087
      Vodafone Group plc @@ ......................     21,003,570         63,727
      Yell Group plc .............................        811,330          7,550
                                                                    ------------
   TOTAL UNITED KINGDOM ..........................                       753,621
                                                                    ------------
SHORT TERM INVESTMENTS - 2.62%
      American Beacon Money Market Select
         Fund # ..................................     83,091,356         83,091
                                                                    ------------
SECURITIES LENDING
COLLATERAL - 2.24%
      American Beacon Cash Plus Trust # ..........     40,000,000         40,000
      American Beacon Money Market Select
         Fund # ..................................     31,211,166         31,211
                                                                    ------------
   TOTAL SECURITIES LENDING COLLATERAL ...........                        71,211
                                                                    ------------
TOTAL INVESTMENTS 101.99% - (COST $2,487,086) ....                     3,240,102
LIABILITIES, NET OF OTHER ASSETS - (1.99%) .......                       (63,365)
                                                                    ------------
TOTAL NET ASSETS - 100.00% .......................                  $  3,176,737
                                                                    ============

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2007 (Unaudited)

     Percentages are stated as a percent of net assets.

@@   Non-income producing security.

+    All or a portion of this security is on loan at July 31, 2007.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,740 or 0.21% of net assets. The Fund has no right to demand registration of these securities.

#    The Fund/Trust is affiliated by having the same investment advisor.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                                             UNREALIZED
                                       NUMBER OF   EXPIRATION    MARKET    APPRECIATION/
                                       CONTRACTS      DATE       VALUE    (DEPRECIATION)
                                       ---------   ----------   -------   --------------
Australia SPI Index ................       48       Sep 2007    $ 6,295      $  (247)
Canada S&PCDA 60 Index .............       53       Sep 2007      7,969         (142)
France CAC 40 Index ................      130       Sep 2007     10,297         (557)
Germany DAX Index ..................       32       Sep 2007      8,338         (413)
Hang Seng Index ....................       13       Aug 2007      1,928          (15)
Italy MIB 30 Index .................       14       Sep 2007      3,873         (205)
Netherlands 200 AEX Index ..........       25       Aug 2007      3,636         (162)
Spain IBEX 35 Index ................       20       Aug 2007      4,049          (86)
Sweden OMX Index ...................      142       Aug 2007      2,597          (72)
Tokyo FE TOPIX Index ...............      151       Sep 2007     21,642         (854)
UK FTSE 100 Index ..................      178       Sep 2007     22,981       (1,190)
                                                                -------      -------
                                                                $93,605      $(3,943)
                                                                =======      =======

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2007 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(DOLLARS IN THOUSANDS)

                                               SETTLEMENT    MARKET     UNREALIZED
                                                  DATE        VALUE     GAIN/LOSS)
                                               ----------   --------   -----------
CONTRACTS TO DELIVER
      4,413   Australian Dollar ............    9/14/2007   $  3,755     $   (33)
      5,285   Canadian Dollar ..............    9/14/2007      4,959          11
     13,738   Euro Currency ................    9/14/2007     18,824        (333)
      1,949   Hong Kong Dollar .............    9/14/2007        249           1
  1,611,621   Japanese Yen .................    9/14/2007     13,685        (299)
      6,932   Pound Sterling ...............    9/14/2007     14,071        (313)
     11,013   Swedish Krona ................    9/14/2007      1,638         (51)
      4,260   Swiss Franc ..................    9/14/2007      3,557         (62)
TOTAL CONTRACTS TO DELIVER
                                                            --------     -------
  (RECEIVABLE AMOUNT $59,659)                               $ 60,738     $(1,079)
                                                            --------     -------
CONTRACTS TO RECEIVE
     10,623   Australian Dollar ............    9/14/2007   $  9,041     $   153
     12,549   Canadian Dollar ..............    9/14/2007     11,774         (86)
     32,617   Euro Currency ................    9/14/2007     44,692         612
  3,797,252   Japanese Yen .................    9/14/2007     32,244         795
     16,886   Pound Sterling ...............    9/14/2007     34,275         692
     26,012   Swedish Krona ................    9/14/2007      3,869          95
     11,162   Swiss Franc ..................    9/14/2007      9,319         135
TOTAL CONTRACTS TO RECEIVE
                                                            --------     -------
  (PAYABLE AMOUNT $142,818)                                 $145,214     $ 2,396
                                                            --------     -------
NET CURRENCY FLUCTUATION                                                 $ 1,317
                                                                         =======

SECTOR DIVERSIFICATION

                                                                        Percent of
                                                                        Net Assets
                                                                       -----------
Consumer Discretionary .............................................      14.73%
Consumer Staples ...................................................       7.40%
Energy .............................................................       8.02%
Financials .........................................................      25.86%
Health Care ........................................................       7.68%
Industrials ........................................................      11.69%
Information Technology .............................................       5.32%
Materials ..........................................................       4.91%
Telecommunication Services .........................................       7.81%
Utilities ..........................................................       3.71%
Short Term Investments .............................................       4.86%
Liabilities, Net of Other Assets ...................................       (1.99)%
                                                                          ------
                                                                          100.00%
                                                                          ======

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
ARGENTINA - 0.58%
COMMON STOCKS - 0.58%
      Banco Macro S.A., ADR + ....................          3,500   $         99
      Petrobras Energia Participaciones S.A.,
         ADR @@ + ................................         28,600            314
      Tenaris S.A., ADR ..........................         19,406            935
                                                                    ------------
   TOTAL ARGENTINA ...............................                         1,348
                                                                    ------------
AUSTRIA - 0.21%
COMMON STOCKS - 0.21%
      Raiffeisen International Bank-Holding
         AG + ....................................          3,202            488
                                                                    ------------
BRAZIL - 11.79%
COMMON STOCKS - 6.82%
      Aracruz Celulose S.A., ADR .................          3,200            202
      Banco Bradesco S.A., ADR + .................         19,239            501
      Banco Itau Holding Financeira S.A., ADR ....         28,136          1,287
      Banco Nossa Caixa S.A. .....................         30,200            510
      Braskem S.A., ADR + ........................          3,300             60
      Centrais Eletricas Brasileiras S.A. ........     13,783,200            364
      Companhia Brasileira de Distribuicao Group,
         ADR + ...................................         25,280            940
      Companhia de Saneamento Basico do
         Estado de Sao Paulo, ADR + ..............          8,100            387
      Companhia Energetica de Minas Gerais,
         ADR + ...................................         52,281          1,065
      CPFL Energia S.A. ..........................         14,800            281
      Cyrela Brazil Realty S.A. @@ ...............         48,396            567
      Empresa Brasileira de Aeronautica S.A.
         (Embraer), ADR + ........................         12,910            558
      Gerdau S.A., ADR + .........................         18,825            476
      Grendene S.A. ..............................         57,100            758
      Petroleo Brasileiro S.A., ADR ..............         49,494          3,212
      Petroleo Brasileiro S.A., A Shares, ADR ....         25,292          1,412
      Unibanco - Uniao de Bancos Brasileiros
         S.A. ....................................         15,378            178
      Unibanco - Uniao de Bancos Brasileiros S.A.,
         ADR + ...................................         20,482          2,389
      Usinas Siderurgicas de Minas Gerais S.A. ...          5,126            367
      Votorantim Celulose e Papel S.A., ADR ......         17,330            412
                                                                    ------------
   TOTAL COMMON STOCKS ...........................                        15,926
                                                                    ------------
PREFERRED STOCKS - 4.97%
      All America Latina Logistica S.A. ..........         46,827            636
      Banco Itau Holding Financeira S.A. .........          8,524            391
      Braskem S.A. ...............................         87,500            802
      Centrais Eletricas Brasileiras S.A. ........     17,320,400            450
      Companhia de Tecidos Norte de Minas ........      4,809,100            626
      Companhia Energetica de Minas Gerais .......         20,629            416
      Companhia Vale do Rio Doce, ADR ............         95,212          4,030
      Companhia Vale do Rio Doce, A Shares .......          3,752            158

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Gerdau S.A. ................................         11,950   $        301
      Itausa - Investimentos Itau S.A. ...........         93,022            589
      Klabin S.A. ................................          6,100             21
      Net Servicos de Comunicacao S.A. @@ ........         30,238            486
      Petroleo Brasileiro S.A. ...................          9,060            254
      Tele Norte Leste Participacoes S.A., ADR ...         67,800          1,439
      Telemig Celular Participacoes S.A. .........    199,548,538            583
      Usinas Siderurgicas de Minas Gerais S.A. ...          6,609            406
                                                                    ------------
   TOTAL PREFERRED STOCKS ........................                        11,588
                                                                    ------------
   TOTAL BRAZIL ..................................                        27,514
                                                                    ------------
CHILE - 0.20%
COMMON STOCKS - 0.20%
      United Breweries Co., Inc., ADR ............         12,310            457
                                                                    ------------
CZECH REPUBLIC - 0.50%
COMMON STOCKS - 0.50%
      Central European Media Enterprises
         Ltd. @@ + ...............................         10,484            970
      CEZ, A.S. @@ ...............................          3,758            197
                                                                    ------------
   TOTAL CZECH REPUBLIC ..........................                         1,167
                                                                    ------------
EGYPT - 0.54%
COMMON STOCKS - 0.54%
      El Ezz Steel Rebars Co. ....................         31,611            312
      El Sewedy Cables Holding Co. @@ ............         23,975            333
      Orascom Telecom Holding S.A.E. @@ ..........          8,166            543
      Orascom Telecom Holding S.A.E, GDR + .......          1,100             74
                                                                    ------------
   TOTAL EGYPT ...................................                         1,262
                                                                    ------------
HONG KONG/CHINA - 11.62%
COMMON STOCKS - 11.62%
      Anhui Expressway Co. Ltd. ..................        134,000            119
      Bank of China Ltd. + .......................      3,035,000          1,590
      Brilliance China Automotive Holdings
         Ltd. + ..................................        980,000            257
      Chaoda Modern Agriculture (Holdings)
         Ltd. + ..................................         22,000             16
      China Coal Energy Ltd. @@ ..................        911,000          1,675
      China Communications Construction Co.
         Ltd. ....................................        370,000            832
      China Construction Bank Corp. + ++ .........      2,812,000          2,094
      China Merchants Bank Co. Ltd. + ............        174,000            618
      China Mobile Ltd. ..........................        204,000          2,350
      China Netcom Group Corp. (Hong Kong) Ltd. ..         84,000            218
      China Ping'an Insurance Co. Ltd. + .........         91,000            770
      China Power International Development
         Ltd. + ..................................      1,617,800            851
      China Resources Power Holdings Co. .........        294,000            741
      China Shipping Development Co. Ltd. + ......        330,000            855
      China Telecom Corp. Ltd. ...................        937,100            543
      CNOOC Ltd. + ...............................      2,036,400          2,425
      COSCO Pacific Ltd. .........................        212,000            559

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2007 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Denway Motors Ltd. + .......................      1,816,700   $        839
      Dongfeng Motor Group Co. Ltd. ..............      1,014,000            590
      Global Bio-chem Technology Group Co. Ltd. ..      1,609,800            779
      GOME Electrical Appliances Holdings
         Ltd. + ..................................        470,000            759
      Harbin Power Equipment Co. Ltd. + ..........        438,000            750
      Huandian Power International Corp. + .......        269,800            127
      Huaneng Power International, Inc. ..........        399,900            454
      Industrial & Commercial Bank of China + ....        338,000            206
      Maanshan Iron & Steel Co. Ltd. + ...........      1,005,000            875
      Moulin Global Eyecare Holdings Ltd. @@ # ...         96,000             --
      PetroChina Co. Ltd. + ......................        423,000            626
      PICC Property and Casualty Co. Ltd. @@ + ...        832,000          1,051
      Shanghai Industrial Holdings Ltd. ..........         69,900            301
      Shenzhen Investment Ltd. ...................        701,000            599
      Sinotrans Ltd. .............................        987,000            465
      Texwinca Holdings Ltd. .....................        652,000            566
      TPV Technology Ltd. + ......................      1,028,000            785
      Weiqiao Textile Co. Ltd. ...................        385,600            823
                                                                    ------------
   TOTAL HONG KONG/CHINA .........................                        27,108
                                                                    ------------
HUNGARY - 0.92%
COMMON STOCKS - 0.92%
      Magyar Telekom Telecommunications plc ......         99,450            510
      OTP Bank @@ ................................         29,151          1,641
                                                                    ------------
TOTAL HUNGARY ....................................                         2,151
                                                                    ------------
INDIA - 7.97%
COMMON STOCKS - 7.97%
      Aban Offshore Ltd. @@ ......................          6,600            492
      Andhra Bank @@ .............................         68,320            142
      Asea Brown Boveri India Ltd. @@ ............         29,200            825
      Axis Bank Ltd. .............................         44,700            684
      Bharat Heavy Electricals Ltd. ..............         20,000            852
      Bharat Petroleum Corp. Ltd. ................        120,203            947
      Bharti Airtel Ltd. @@ ......................         58,800          1,297
      Container Corp. of India Ltd. @@ ...........          5,600            306
      Deccan Chronicle Holdings Ltd. @@ ..........         84,779            497
      GAIL India Ltd  @@ .........................         33,200            274
      GAIL India Ltd., GDR ++ ....................          3,210            159
      Glenmark Pharmaceuticals Ltd. ..............         26,700            448
      GVK Power & Infrastructure Ltd. @@ .........         23,000            301
      HCL Technologies Ltd. @@ ...................         62,400            478
      HDFC Bank Ltd. .............................         20,300            588
      HDFC Bank Ltd., ADR ........................          6,600            572
      Hero Honda Motors Ltd. .....................         10,178            168
      Hindalco Industries Ltd. ...................        104,740            440
      Hindalco Industries Ltd., GDR ++ ...........        162,100            721
      Hindustan Petroleum Corporation Ltd. @@ ....        151,510            958
      ICICI Bank Ltd., ADR + .....................          1,300             58
      India Cements Ltd. @@ ......................         61,750            332

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Infosys Technologies Ltd. @@ ...............         23,900   $      1,160
      Infosys Technologies Ltd., ADR + ...........          1,300             65
      Mahanagar Telephone Nigam Ltd. .............        126,680            467
      Maruti Udyog Ltd. @@ .......................         21,300            443
      Oil & Natural Gas Corp. Ltd. ...............         53,271          1,200
      Reliance Communications Ltd. @@.............         33,200            459
      Reliance Energy Ltd. @@ ....................         13,945            270
      Reliance Industries Ltd. @@ ................         17,000            795
      State Bank of India Ltd., GDR ++ ...........         14,530          1,414
      Tata Motors Ltd. @@ ........................         20,476            349
      Zee Entertainment Enterprises Ltd. @@ ......         51,500            420
                                                                    ------------
   TOTAL INDIA ...................................                        18,581
                                                                    ------------
INDONESIA - 1.72%
COMMON STOCKS - 1.72%
      PT Astra International Tbk .................        251,400            503
      PT Bank Central Asia Tbk ...................        563,000            378
      PT Bank Mandiri (Persero) Tbk ..............        472,500            177
      PT Bank Rakyat Indonesia Tbk ...............        536,500            359
      PT Gudang Garam Tbk ........................        522,800            561
      PT Indocement Tunggal Prakarsa Tbk .........          1,500              1
      PT Indofood Sukses Makmur Tbk ..............        216,500             46
      PT Indosat Tbk .............................        416,900            331
      PT International Nickel Indonesia Tbk ......         91,000            553
      PT Medco Energi Internasional Tbk ..........        556,500            254
      PT Tambang Batubara Bukit Asam Tbk .........        755,500            534
      PT United Tractors Tbk .....................        347,000            323
                                                                    ------------
   TOTAL INDONESIA ...............................                         4,020
                                                                    ------------
ISRAEL - 1.19%
COMMON STOCKS - 1.19%
      Bank Leumi le-Israel B.M. ..................        119,190            438
      Check Point Software Technologies Ltd. @@ ..          6,360            155
      Israel Discount Bank Ltd. @@ ...............        332,055            682
      Teva Pharmaceutical Industries Ltd., ADR ...         35,950          1,511
                                                                    ------------
TOTAL ISRAEL .....................................                         2,786
                                                                    ------------
MALAYSIA - 2.39%
COMMON STOCKS - 2.39%
      AMMB Holdings Bhd ..........................        252,300            341
      Gamuda Bhd .................................         88,500            198
      IOI Corp Bhd @@ ............................        313,000            476
      Kuala Lumpur Kepong Bhd ....................         64,000            237
      Malayan Banking Bhd ........................        507,700          1,796
      PLUS Expressways Bhd .......................        105,000             99
      Proton Holdings Bhd ........................         40,300             65
      Resorts World Bhd ..........................        602,900            721
      Sime Darby Bhd .............................        348,100          1,015
      Telekom Malaysia Bhd .......................        162,300            476

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2007 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Tenaga Nasional Bhd @@  ....................         51,600   $        163
                                                                    ------------
   TOTAL MALAYSIA ................................                         5,587
                                                                    ------------
MEXICO - 5.85%
COMMON STOCKS - 5.85%
      America Movil, S.A.B. de C.V., ADR .........         40,222          2,408
      Cemex, S.A.B. de C.V. @@ + .................        226,776            731
      Cemex, S.A.B. de C.V., ADR @@ + ............         53,974          1,746
      Coca-Cola Femsa, S.A. de C.V., ADR + .......         15,525            705
      Controladora Commercial Mexicana, S.A. de
         C.V. ....................................        305,400            840
      Corp GEO, S.A. de C.V. @@ + ................         81,199            444
      Embotelladoras Arca, S.A. + ................        111,330            398
      Gruma, S.A. de C.V. ........................        107,300            395
      Grupo Continential, S.A. ...................        365,750            789
      Grupo Financiero Banorte, S.A. de C.V. .....        131,500            584
      Grupo Televisa, S.A., ADR + ................         60,619          1,531
      Kimberly-Clark de Mexico, S.A. de C.V. + ...         87,100            343
      Telefonos de Mexico, S.A. de C.V., ADR .....         24,880            850
      Urbi Desarrollos Urbanos, S.A. de
         C.V @@ + ................................         69,185            291
      Wal-Mart de Mexico, S.A.B. de C.V. + .......        353,548          1,285
      Wal-Mart de Mexico, S.A.B. de C.V., ADR + ..          8,448            308
                                                                    ------------
   TOTAL MEXICO ..................................                        13,648
                                                                    ------------
MOROCCO - 0.15%
COMMON STOCKS - 0.15%
      Douja Promotion Groupe Addoha S.A. .........          1,000            349
                                                                    ------------
PHILIPPINES - 0.82%
COMMON STOCKS - 0.82%
      ABS-CBN Broadcasting Corp. .................        211,200            163
      Ayala Corp. ................................         21,356            247
      Bank of the Philippine Islands .............        287,523            415
      Manila Electric Co. ........................         90,200            200
      Philippine Long Distance Telephone Co. @@ ..          3,800            217
      PNOC Energy Development Corp. ..............      2,928,000            410
      Union Bank of the Philippines ..............        191,000            253
                                                                    ------------
   TOTAL PHILIPPINES .............................                         1,905
                                                                    ------------
POLAND - 2.54%
COMMON STOCKS - 2.54%
      Bank Handlowy w Warszawie S.A. .............         14,648            593
      Bank Millennium S.A. .......................        166,725            780
      Bank Pekao S.A. ............................         11,506          1,064
      Bank Zachodni WBK S.A. .....................          5,234            515
      Budimex S.A. @@ ............................          3,887            147
      KGHM Polska Miedz S.A. @@ ..................         13,463            607
      PBG S.A. @@ ................................          1,269            152
      Polimex Mostostal S.A. .....................          3,000            233

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Polski Koncern Naftowy Orlen S.A. @@ .......         15,650   $        305
      Telekomunikacja Polska S.A. ................        102,650            811
      TVN S.A. ...................................         85,637            721
                                                                    ------------
   TOTAL POLAND ..................................                         5,928
                                                                    ------------
RUSSIA - 8.21%
COMMON STOCKS - 8.21%
      Cherepovets MK Severstal, GDR ++ ...........         11,810            206
      CTC Media, Inc. @@ + .......................         42,715          1,044
      Evraz Group S.A., GDR ......................         18,772            914
      Golden Telecom, Inc. +  ....................          7,800            504
      JSC Surgutneftegaz, ADR + ..................          4,700            266
      LUKOIL Oil Co., ADR ........................         35,196          2,846
      Mechel OAO, ADR + ..........................         15,529            645
      Mining and Metallurgical Company Norilsk
         Nickel, ADR   ...........................          6,282          1,492
      RAO Gazprom, ADR @@ ........................         36,049          1,553
      RAO Gazprom, ADR + .........................         81,148          3,530
      Sberbank RF, GDR ...........................          5,929          2,703
      Severstal OAO, GDR .........................         26,521            468
      TMK OAO, GDR + .............................          5,949            239
      Trubnaya Metallurgicheskaya Kompaniya
         OAO, GDR ++ .............................         17,863            718
      Unified Energy System, GDR @@...............          7,393          1,010
      VTB Bank OJSC, GDR @@ ++ ...................         25,200            268
      Wimm-Bill-Dann Foods, ADR + ................          7,866            739
                                                                    ------------
   TOTAL RUSSIA ..................................                        19,145
                                                                    ------------
SOUTH AFRICA - 6.10%
COMMON STOCKS - 5.85%
      Aspen Pharmacare Holdings Ltd. .............        124,750            581
      Barloworld Ltd. ............................         24,322            429
      Bidvest Group Ltd. .........................         18,354            368
      Ellerine Holdings Ltd. .....................         78,510            706
      Group Five Ltd. ............................         53,211            475
      JD Group Ltd. ..............................         58,520            598
      Massmart Holdings Ltd. .....................         61,090            713
      Mittal Steel South Africa Ltd. .............         33,000            573
      Mr Price Group Ltd. ........................        133,400            513
      MTN Group Ltd. .............................        143,200          2,005
      Murray & Roberts Holdings Ltd. .............         51,997            551
      Nampak Ltd. ................................        299,920            845
      Naspers Ltd. ...............................         11,243            278
      Nedbank Group Ltd. .........................         83,460          1,543
      Raubex Group Ltd. @@ .......................         33,046            131
      Sanlam Ltd. ................................        247,040            778
      Sappi Ltd. .................................         52,420            842
      Sasol Ltd. .................................         22,350            844
      Steinhoff International Holdings Ltd. ......        223,759            709

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2007 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Woolworths Holdings Ltd. ...................         59,200   $        161
                                                                    ------------
   TOTAL COMMON STOCKS ...........................                        13,643
                                                                    ------------
PREFERRED STOCKS - 0.25%
      Allied Electronics Corp. Ltd. ..............         91,008            585
                                                                    ------------
   TOTAL SOUTH AFRICA ............................                        14,228
                                                                    ------------
SOUTH KOREA - 15.41%
COMMON STOCKS - 15.13%
      Amorepacific Corp. .........................            698            502
      Cheil Communications, Inc. .................          1,277            399
      Cheil Industries, Inc. .....................          9,946            576
      Daewoo Shipbuilding & Marine Engineering
         Co. Ltd. ................................          7,690            501
      Doosan Infracore Co. Ltd. ..................         17,030            680
      GS Engineering & Construction Corp. ........          5,780            859
      Hana Financial Group, Inc. .................         16,011            868
      Hanwha Chemical Corp. ......................         12,260            297
      Hynix Semiconductor, Inc. @@................         17,052            687
      Hyundai Department Store Co. Ltd. ..........          1,673            180
      Hyundai Development Co. ....................          5,319            443
      Hyundai Engineering & Construction Co.
         Ltd. @@ .................................          4,530            393
      Hyundai Heavy Industries ...................          3,164          1,217
      Hyundai Mipo Dockyard Co. Ltd. .............          3,505          1,107
      Hyundai Mobis ..............................         11,759          1,268
      Hyundai Motor Co. Ltd. .....................         14,706          1,293
      Hyundai Steel Co. ..........................          5,650            408
      Kookmin Bank ...............................         18,043          1,561
      Kookmin Bank, ADR ..........................          5,560            477
      Korea Electric Power Corp. .................         20,595            986
      Korea Electric Power Corp., ADR ............          7,200            171
      Korea Exchange Bank Credit .................         42,750            665
      Korea Line Corp. ...........................          2,580            440
      KT Corp. ...................................          7,150            341
      KT Corp., ADR ..............................         42,260            994
      Kumho Tire Co., Inc. .......................         52,170            926
      Kumho Tire Co., Inc., GDR ++ ...............         10,200             77
      LG Chemical, Ltd. ..........................          6,700            669
      LG Electronics, Inc. .......................         21,623          1,817
      LG Philips LCD Co. Ltd. @@ .................         18,210            849
      Lotte Shopping Co. Ltd. ....................          3,264          1,270
      NHN Corp. ..................................          4,014            737
      Nong Shim Holdings Co. Ltd. ................            650            177
      Orion Corp. ................................          1,508            505
      POSCO ......................................          2,869          1,650
      Samsung Electronics Co. Ltd. ...............          5,827          3,836
      Samsung Fire & Marine Insurance Co. Ltd. ...          2,434            499
      Samsung SDI Co. Ltd. .......................          3,559            247
      Shinhan Financial Group Co. Ltd. ...........         27,799          1,889

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      SK Energy Co. Ltd. @@ ......................          1,700   $        290
      SK Telecom Co. Ltd. ........................          2,011            449
      SK Telecom Co. Ltd., ADR + .................         32,070            902
      S-Oil Corp. ................................          4,314            381
      SSCP Co. Ltd. @@ ...........................          6,300            194
      Woongjin Coway Co. Ltd. ....................         19,380            624
                                                                    ------------
   TOTAL COMMON STOCKS ...........................                        35,301
                                                                    ------------
PREFERRED STOCKS - 0.28%
      Samsung Electronics Co. Ltd. ...............          1,294            644
                                                                    ------------
   TOTAL SOUTH KOREA .............................                        35,945
                                                                    ------------
TAIWAN - 9.95%
COMMON STOCKS - 9.95%
      Advanced Semiconductor Engineering,
         Inc. @@ .................................        562,000            732
      Asustek Computer, Inc. .....................        174,000            494
      AU Optronics Corp. @@ ......................        801,000          1,364
      Cathay Financial Holding Co. Ltd. ..........        362,910            943
      China Motor Corp. ..........................        507,707            460
      Chinatrust Financial Holding Co. Ltd. @@ ...      1,108,149            876
      Chunghwa Telecom Co. Ltd., ADR + ...........         79,101          1,311
      Compal Electronics, Inc. ...................      1,564,065          1,789
      Delta Electronics, Inc. ....................            948              4
      Eternal Chemical Co. Ltd. ..................        209,640            303
      First Financial Holding Co. Ltd. ...........      1,549,506          1,145
      Formosa Plastics Corp. .....................         52,000            128
      Foxconn Technology Co. Ltd. ................         37,000            413
      Fubon Financial Holding Co. Ltd. ...........        374,000            345
      High Tech Computer Corp. @@ ................         19,200            350
      InnoLux Display Corp. @@ ...................        110,000            493
      MediaTek, Inc. .............................         50,715            910
      Mega Financial Holding Co. Ltd. @@ .........        660,000            463
      Nan Ya Printed Circuit Board Corp. .........         67,000            429
      Nien Hsing Textile Co. Ltd. ................        317,000            229
      Nien Made Enterprise Co. Ltd. ..............        149,035            176
      Powerchip Semiconductor Corp. ..............        928,000            596
      Quanta Computer, Inc. ......................        928,113          1,511
      Radiant Opto-Electronics Corp. .............        229,329            382
      SinoPac Financial Holdings Co. Ltd. ........      2,529,987          1,287
      Taiwan Cement Corp. ........................        135,165            164
      Taiwan Semiconductor Manufacturing Co.
         Ltd. ....................................        130,474            257
      Taiwan Semiconductor Manufacturing Co.
         Ltd., ADR ...............................         48,305            490
      Tatung Co. Ltd. @@ .........................        994,000            533
      Tripod Technology Corp. ....................         75,034            331
      TXC Corp. ..................................         83,000            189
      United Microelectronics Corp. ..............      4,846,106          2,693
      United Microelectronics Corp., ADR + .......         23,024             74
      Yaego Corp. ................................      1,349,000            631

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2007 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Yang Ming Marine Transport Corp. ...........        777,000   $        571
      Yuanta Financial Holding Co. Ltd. @@ .......        225,000            147
                                                                    ------------
   TOTAL TAIWAN ..................................                        23,213
                                                                    ------------
THAILAND - 1.38%
COMMON STOCKS - 1.38%
      Bangkok Bank PCL ...........................        169,400            638
      Charoen Pokphand Foods PCL # ...............      3,373,400            524
      Delta Electronics PCL ......................        227,100            168
      Italian -Thai Development PCL # ............        923,900            201
      Kasikornbank PCL ...........................        279,800            715
      Krung Thai Bank PCL ........................      1,467,800            513
      Siam Commercial Bank PCL ...................         48,400            115
      Siam Makro PCL # ...........................         61,200            160
      Thai Union Frozen Products PCL .............        271,700            193
                                                                    ------------
   TOTAL THAILAND ................................                         3,227
                                                                    ------------
TURKEY - 2.28%
COMMON STOCKS - 2.28%
      Akcansa Cimento A.S. .......................         13,665            103
      Aksigorta A.S. .............................         70,860            498
      BIM Birlesik Magazalar A.S. ................          5,680            386
      Petrol Ofisi A.S. @@ .......................         58,745            253
      TURK Sise ve Cam Fabrikalari A.S.
         (Sisecam) @@ ............................         61,250            273
      Turkcell Iletisim Hizmetleri A.S. ..........        116,430            821
      Turkiye Garanti Bankasi A.S. ...............        141,003            959
      Turkiye Halk Bankasi A.S. @@ ...............         20,000            139
      Turkiye Is Bankasi (Isbank) ................        218,109          1,189
      Yapi ve Kredi Bankasi A.S. @@ ..............        232,201            690
                                                                    ------------
   TOTAL TURKEY ..................................                         5,311
                                                                    ------------
UNITED KINGDOM - 0.08%
COMMON STOCKS - 0.08%
      JKX Oil & Gas plc @@ .......................         24,980            176
                                                                    ------------
SHORT TERM INVESTMENTS - 6.67%
      American Beacon Money Market Select
         Fund *       ............................     14,723,860         14,724

                                                          PAR
                                                        AMOUNT
                                                     ------------
      United States Treasury Bill,
         4.70%, Due 9/6/2007 ## @ ................   $        840            835
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS .....................                        15,559
                                                                    ------------

                                                        SHARES
                                                     ------------
SECURITIES LENDING COLLATERAL - 13.29%
      American Beacon Cash Plus Trust *       ....     21,014,942         21,015

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      American Beacon Money Market Select
         Fund *       ............................   $  9,977,142   $      9,977
                                                                    ------------
   TOTAL SECURITIES LENDING COLLATERAL ...........                        30,992
                                                                    ------------
TOTAL INVESTMENTS 112.36% - (COST $203,405) ......                       262,095
LIABILITIES, NET OF OTHER ASSETS - (12.36%) ......                       (28,837)
                                                                    ------------
TOTAL NET ASSETS - 100.00% .......................                  $    233,258
                                                                    ============

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS - CONTINUED
July 31, 2007 (Unaudited)

        Percentages are stated as a percent of net assets.

@@      Non-income producing security.

+       All or a portion of this security is on loan at July 31, 2007.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,657 or 2.43% of net assets. The Fund has no right to demand registration of these securities.

# Valued at fair value pursuant to procedures approved by the Board of Trustees.

*       The Fund/Trust is affiliated by having the same investment advisor.

##      Rates represent discount rate.

@ At July 31, 2007, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                                                     UNREALIZED
                                           NUMBER OF   EXPIRATION                   APPRECIATION/
                                           CONTRACTS      DATE      MARKET VALUE   (DEPRECIATION)
                                           ---------   ----------   ------------   --------------
Emini S&P 500 Index ....................      234        Sep 2007      $17,104          $(666)
                                                                       =======          ======

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(DOLLARS IN THOUSANDS)

                                                       SETTLEMENT                  UNREALIZED
                                                          DATE      MARKET VALUE   GAIN/(LOSS)
                                                       ----------   ------------   -----------
CONTRACTS TO DELIVER
      14,341 South African Rand ....................    8/16/2007   $      2,000   $        50
TOTAL CONTRACTS TO DELIVER
                                                                    ------------   -----------
   (RECEIVABLE AMOUNT $2,050) ......................                $      2,000   $        50
                                                                    ------------   -----------
NET CURRENCY FLUCTUATION ...........................                               $        50
                                                                                   ===========

SECTOR DIVERSIFICATION

                                                                        Percent of
                                                                        Net Assets
                                                                        ----------
Communications ......................................................       2.10%
Consumer Discretionary ..............................................       9.70%
Consumer Staples ....................................................       3.61%
Energy ..............................................................       9.54%
Financials ..........................................................      21.30%
Health Care .........................................................       1.42%
Industrials .........................................................      11.69%
Information Technology ..............................................      10.07%
Materials ...........................................................       9.86%
Telecommunication Services ..........................................       9.48%
Utilities ...........................................................       3.63%
Short Term Investments ..............................................      19.96%
Liabilities, Net of Other Assets ....................................     (12.36)%
                                                                          ------
                                                                          100.00%
                                                                          ======

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
COMMON STOCKS - 4.60%
CONSUMER DISCRETIONARY - 0.48%
   INTERNET & CATALOG RETAIL - 0.01%
      Expedia, Inc., Warrant @@ ..................          4,000   $         14
                                                                    ------------
   SPECIALTY RETAIL - 0.24%
      Nike, Inc. .................................          3,890            219
                                                                    ------------
   TEXTILES & APPAREL - 0.23%
      Coach, Inc. @@ + ...........................          4,595            209
                                                                    ------------
   TOTAL CONSUMER DISCRETIONARY ..................                           442
                                                                    ------------
CONSUMER STAPLES - 0.40%
   BEVERAGES - 0.40%
      Coca-Cola Co. ..............................          7,060            368
                                                                    ------------
FINANCIALS - 0.81%
   DIVERSIFIED FINANCIALS - 0.57%
      Franklin Resources, Inc. + .................          2,450            312
      Goldman Sachs Group, Inc. + ................          1,120            211
                                                                    ------------
                                                                             523
                                                                    ------------
   INSURANCE - 0.24%
      AON Corp. + ................................          5,555            222
                                                                    ------------
   TOTAL FINANCIALS ..............................                           745
                                                                    ------------
HEALTH CARE - 0.53%
   OPTICAL SUPPLIES - 0.24%
      Alcon, Inc. ................................          1,630            223
                                                                    ------------
   PHARMACEUTICALS - 0.29%
      Merck & Co., Inc. ..........................          5,425            269
                                                                    ------------
   TOTAL HEALTH CARE .............................                           492
                                                                    ------------
INDUSTRIALS - 0.69%
   COMMERCIAL SERVICES & SUPPLIES - 0.45%
      ITT Educational Services, Inc. @@ ..........          3,920            414
                                                                    ------------
   INDUSTRIAL CONGLOMERATES - 0.24%
      Honeywell International, Inc. + ............          3,890            224
                                                                    ------------
   TOTAL INDUSTRIALS .............................                           638
                                                                    ------------
INFORMATION TECHNOLOGY - 1.69%
   COMMUNICATIONS EQUIPMENT - 0.38%
      Cisco Systems, Inc. @@ .....................         12,180            352
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   IT CONSULTING & SERVICES - 0.78%
      Accenture Ltd. .............................          7,470   $        315
      Cognizant Technology Solutions Corp. @@ + ..          2,500            203
      Infosys Technologies Ltd., ADR + ...........          4,195            208
                                                                    ------------
                                                                             726
                                                                    ------------
   SOFTWARE - 0.53%
      Microsoft Corp. ............................          7,500            217
      Oracle Corp. @@ + ..........................         14,000            268
                                                                    ------------
                                                                             485
                                                                    ------------
TOTAL INFORMATION TECHNOLOGY .....................                         1,563
                                                                    ------------
TOTAL COMMON STOCKS ..............................                         4,248
                                                                    ------------
CONVERTIBLE PREFERRED STOCKS - 1.93%
FINANCIALS - 0.71%
   DIVERSIFIED FINANCIALS - 0.26%
      Lazard Ltd. + ..............................          7,420            239
                                                                    ------------
   INSURANCE - 0.45%
      MetLife, Inc. ..............................         14,100            421
                                                                    ------------
   TOTAL FINANCIALS ..............................                           660
                                                                    ------------
HEALTH CARE - 0.32%
   PHARMACEUTICALS - 0.32%
      Schering-Plough Corp. ......................          4,650            300
                                                                    ------------
INDUSTRIALS - 0.66%
   AUTOMOBILES - 0.37%
      General Motors Corp. .......................         15,500            344
                                                                    ------------
   HOUSEHOLD DURABLES - 0.29%
      Stanley Works ++ ...........................            255            264
                                                                    ------------
   TOTAL INDUSTRIALS .............................                           608
                                                                    ------------
MATERIALS - 0.24%
   METALS & MINING - 0.24%
      Freeport-McMoRan Copper & Gold, Inc. .......          1,560            221
                                                                    ------------
   TOTAL CONVERTIBLE PREFERRED STOCKS ............                         1,789
                                                                    ------------

                                                         PAR
                                                        AMOUNT
                                                     ------------
CORPORATE OBLIGATIONS - 27.49%
   BANKS - 6.93%
      Banco Popular North America, Inc.,
         4.25%, Due 4/1/2008 .....................   $        300            297

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                         PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Bank of America Corp.,
         7.80%, Due 9/15/2016 ....................   $        600   $        676
      Bank One Corp.,
         4.90%, Due 4/30/2015 ....................            350            332
      Citigroup, Inc.,
         5.125%, Due 2/14/2011 + .................          1,300          1,287
      Credit Suisse First Boston,
         6.50%, Due 5/1/2008 + # .................            500            503
      ING Bank, NV,
         5.125%, Due 5/1/2015 # ..................            300            288
      JP Morgan Chase & Co.,
         6.75%, Due 2/1/2011 .....................            650            677
      National City Bank,
         4.50%, Due 3/15/2010 + ..................            900            884
      Synovus Financial Corp.,
         4.875%, Due 2/15/2013 ...................            350            339
      Wachovia Corp.,
         5.30%, Due 10/15/2011 ...................            300            297
      Washington Mutual, Inc.,
         8.25%, Due 4/1/2010 .....................            300            320
         4.625%, Due 4/1/2014 ....................            550            505
                                                                    ------------
                                                                           6,405
                                                                    ------------
   BEVERAGES - 0.30%
      Constellation Brands, Inc.,
         7.25%, Due 9/1/2016 .....................            300            282
                                                                    ------------
   COMMUNICATIONS - 1.60%
      Comcast Cable Communications Holdings, Inc.,
         8.375%, Due 3/15/2013 ...................            550            614
      DirecTV Holdings LLC/DirecTV Financing Co.,
         8.375%, Due 3/15/2013 ...................            300            304
      Idearc, Inc.,
         8.00%, Due 11/15/2016 ...................            285            270
      Time Warner Cable, Inc.,
         5.85%, Due 5/1/2017 # ...................            300            289
                                                                    ------------
                                                                           1,477
                                                                    ------------
   CONSUMER DISCRETIONARY - 0.80%
      Supervalu, Inc.,
         7.50%, Due 11/15/2014 ...................            325            310
      Wal-Mart Stores, Inc.,
         7.55%, Due 2/15/2030 ....................            250            287
      Wesco Distribution, Inc.,
         7.50%, Due 10/15/2017 ...................            150            143
                                                                    ------------
                                                                             740
                                                                    ------------

                                                         PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   CONSUMER STAPLES - 0.29%
      Dole Food Co., Inc.,
         8.875%, Due 3/15/2011 + .................   $        142   $        132
      Hanesbrands, Inc.,
         8.784%, Due 12/15/2014 ++ ...............            140            137
                                                                    ------------
                                                                             269
                                                                    ------------
   ENERGY - 0.57%
      Canadian Natural Resources Ltd.,
         6.25%, Due 3/15/2038 ....................            300            287
      EOG Resources, Inc.,
         4.75%, Due 3/15/2014 # ..................            250            238
                                                                    ------------
                                                                             525
                                                                    ------------
   FINANCE - 3.78%
      American General Finance Corp.,
         4.875%, Due 5/15/2010 ...................            300            297
      Capital One Financial Corp.,
         5.70%, Due 9/15/2011 ....................            310            308
      E*Trade Financial Corp.,
         7.875%, Due 12/1/2015 + .................            300            309
      Goldman Sachs Group, Inc.,
         4.75%, Due 7/15/2013 ....................            250            236
      HSBC Finance Corp.,
         5.25%, Due 1/14/2011 + ..................          1,050          1,042
      International Lease Finance Corp.,
         6.375%, Due 3/15/2009 ...................            725            737
      Lehman Brothers Holdings, Inc.,
         4.25%, Due 1/27/2010 ....................            350            343
      Merrill Lynch & Co., Inc.,
         6.11%, Due 1/29/2037 ....................            250            226
                                                                    ------------
                                                                           3,498
                                                                    ------------
   HEALTH CARE - 0.25%
      Tenet Healthcare Corp.,
         9.25%, Due 2/1/2015 + ...................            275            235
                                                                    ------------
   INDUSTRIALS - 3.94%
      Caterpillar Financial Services Corp.,
         4.15%, Due 1/15/2010 ....................            300            293
      Daimler Finance NA LLC,
         5.875%, Due 3/15/2011 ...................            350            351
         5.75%, Due 9/8/2011 .....................            250            250
      Ford Motor Credit Co. LLC,
         8.625%, Due 11/1/2010 ...................            285            277
      Gardner Denver, Inc.,
         8.00%, Due 5/1/2013 .....................            300            304
      Goodyear Tire & Rubber Co.,
         7.857%, Due 8/15/2011 ...................            300            297

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                         PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      John Deere Capital Corp.,
         4.125%, Due 1/15/2010 + .................   $        750   $        732
      NBTY, Inc.,
         7.125%, Due 10/1/2015 ...................            150            145
      Nissan Motor Acceptance Corp.,
         5.625%, Due 3/14/2011 # .................            300            300
      Norfolk Southern Corp.,
         8.625%, Due 5/15/2010 ...................            310            336
      Union Pacific Corp.,
         6.50%, Due 4/15/2012 + ..................            350            362
                                                                    ------------
                                                                           3,647
                                                                    ------------
   INSURANCE - 3.72%
      Aegon Funding Corp.,
         5.75%, Due 12/15/2020 ...................            350            353
      American International Group, Inc.,
         6.25%, Due 5/1/2036 .....................            250            252
      ASIF Global Financing,
         3.90%, Due 10/22/2008 # .................            500            492
      Hartford Financial Services Group, Inc.,
         5.25%, Due 10/15/2011 ...................            700            698
      John Hancock Global Funding II,
         7.90%, Due 7/2/2010 # ...................            675            725
      Lincoln National Corp.,
         4.75%, Due 2/15/2014 ....................            200            190
      Metropolitan Life Global Funding I,
         4.625%, Due 8/19/2010 # .................            500            492
      Prudential Financial, Inc.,
         4.50%, Due 7/15/2013 ....................            250            235
                                                                    ------------
                                                                           3,437
                                                                    ------------
   INTERNET & CATALOG RETAIL - 0.32%
      Expedia, Inc.,
         7.456%, Due 8/15/2018 ...................            300            293
                                                                    ------------
   REAL ESTATE - 1.99%
      iStar Financial, Inc.,
         5.85%, Due 3/15/2017 + ..................            450            398
      ProLogis,
         5.50%, Due 4/1/2012 .....................            350            348
         5.625%, Due 11/15/2016 + ................            350            341
      Simon Property Group LP,
         6.375%, Due 11/15/2007 ..................            400            401
         5.375%, Due 6/1/2011 ....................            350            348
                                                                    ------------
                                                                           1,836
                                                                    ------------
   TECHNOLOGY - 0.90%
      Cisco Systems, Inc.,
         5.25%, Due 2/22/2011 ....................            350            348

                                                         PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Sungard Data Systems, Inc.,
         9.125%, Due 8/15/2013 ...................   $        300   $        302
      Syniverse Technologies, Inc.,
         7.75%, Due 8/15/2013 ....................            200            184
                                                                    ------------
                                                                             834
                                                                    ------------
   TELEPHONE - 1.84%
      America Movil, S.A. de C.V.,
         6.375%, Due 3/1/2035 ....................            250            235
      AT&T, Inc.,
         5.625%, Due 6/15/2016 ...................            350            338
         6.80%, Due 5/15/2036 ....................            175            181
      Sprint Capital Corp.,
         8.375%, Due 3/15/2012 ...................            350            383
      Verizon Communications, Inc.,
         5.50%, Due 4/1/2017 + ...................            300            288
      Vodafone Group plc,
         6.15%, Due 2/27/2037 ....................            300            274
                                                                    ------------
                                                                           1,699
                                                                    ------------
   UTILITIES - 0.26%
      MidAmerican Energy Holdings Co.,
         6.125%, Due 4/1/2036 ....................            250            239
                                                                    ------------
   TOTAL CORPORATE OBLIGATIONS ...................                        25,416
                                                                    ------------
CONVERTIBLE OBLIGATIONS - 12.84%
   BANKS - 0.61%
      Bank of America Corp.,
         0.25%, Due 2/15/2012 ....................            270            280
      Wachovia Corp.,
         0.25%, Due 12/15/2010 ...................            280            286
                                                                    ------------
                                                                             566
                                                                    ------------
   COMMUNICATIONS - 1.64%
      Juniper Networks, Inc.,
         Zero Coupon, Due 6/15/2008 @@ ...........            292            439
      Liberty Media LLC,
         0.75%, Due 3/30/2023 ....................            320            360
      NII Holdings, Inc.,
         3.125%, Due 6/15/2012 # .................            225            225
      Nortel Networks Corp.,
         1.75%, Due 4/15/2012 # ..................            225            196
      Omnicom Group, Inc.,
         Zero Coupon, Due 7/1/2038 @@ + ..........            270            292
                                                                    ------------
                                                                           1,512
                                                                    ------------
   CONSUMER DISCRETIONARY - 0.42%
      Carnival Corp.,
         2.00%, Due 4/15/2021 ....................            335            390
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                         PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   ELECTRIC UTILITIES - 0.17%
      CenterPoint Energy, Inc.,
         3.75%, Due 5/15/2023 ....................   $        110   $        162
                                                                    ------------
   ENERGY - 1.54%
      Cameron International Corp.,
         2.50%, Due 6/15/2026 + ..................            275            356
      Nabors Industries, Inc.,
         Zero Coupon, Due 6/15/2023 @@ + .........            280            285
      Schlumberger Ltd.,
         2.125%, Due 6/1/2023 ....................            145            344
      SESI LLC,
         1.50%, Due 12/15/2026 # .................            270            292
      Transocean, Inc.,
         1.50%, Due 5/15/2021 ....................            100            150
                                                                    ------------
                                                                           1,427
                                                                    ------------
   FINANCE - 0.30%
      Lehman Brothers Holdings, Inc.,
         0.25%, Due 2/16/2012 ....................            270            278
                                                                    ------------
   HEALTH CARE - 0.32%
      Medtronic, Inc.,
         1.50%, Due 4/15/2011 ....................            280            292
                                                                    ------------
   INDUSTRIALS - 2.27%
      Alliant Techsystems, Inc.,
         2.75%, Due 9/15/2011 # ..................            320            374
      Danaher Corp.,
         Zero Coupon, Due 1/22/2021 @@ ...........            205            224
      Fisher Scientific International, Inc.,
         3.25%, Due 3/1/2024 + ...................            400            570
      Lockheed Martin Corp.,
         5.11%, Due 8/15/2033 ++ .................             83            116
      Tektronix, Inc.,
         1.625%, Due 7/15/2012 # .................            225            221
      Vishay Intertechnology, Inc.,
         3.625%, Due 8/1/2023 ....................            150            152
      Walt Disney Co.,
         2.125%, Due 4/15/2023 + .................            185            215
      Watson Pharmaceuticals, Inc.,
         1.75%, Due 3/15/2023 ....................            236            222
                                                                    ------------
                                                                           2,094
                                                                    ------------
   INFORMATION TECHNOLOGY - 0.22%
      Electronic Data Systems Corp.,
         3.875%, Due 7/15/2023 + .................            200            204
                                                                    ------------

                                                         PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   INSURANCE - 0.74%
      Fortis Insurance NV,
         7.75%, Due 1/26/2008 # ..................   $        195   $        250
      Prudential Financial, Inc.,
         2.96%, Due 12/12/2036 + ++ ..............            435            435
                                                                    ------------
                                                                             685
                                                                    ------------
   PHARMACEUTICALS - 1.28%
      Beckman Coulter, Inc.,
         2.50%, Due 12/15/2036 # .................            210            233
      Charles River Laboratories International,
         Inc.,
         2.25%, Due 6/15/2013 ....................            273            325
      Gilead Sciences, Inc.,
         0.50%, Due 5/1/2011 # ...................            360            402
      Invitrogen Corp.,
         1.50%, Due 2/15/2024 ....................            246            222
                                                                    ------------
                                                                           1,182
                                                                    ------------
   REAL ESTATE - 0.25%
      GSC Holdings Corp.,
         8.00%, Due 10/1/2012 ....................            225            228
                                                                    ------------
   SERVICES - 0.77%
      priceline.com, Inc.,
         0.50%, Due 9/30/2011 + # ................            160            259
         2.25%, Due 1/15/2025 ....................            140            244
      Quanta Services, Inc.,
         3.75%, Due 4/30/2026 # ..................            150            211
                                                                    ------------
                                                                             714
                                                                    ------------
   TECHNOLOGY - 2.31%
      Cadence Design Systems, Inc.,
         1.375%, Due 12/15/2011 # ................            305            345
      Cypress Semiconductor Corp.,
         1.00%, Due 9/15/2009 + ..................            210            245
      DRS Technologies, Inc.,
         2.00%, Due 2/1/2026 # ...................            310            323
      EMC Corp.,
         1.75%, Due 12/1/2011 ....................            280            365
      Intel Corp.,
         2.95%, Due 12/15/2035 ...................            241            234
      Linear Technology Corp.,
         3.00%, Due 5/1/2027 .....................             90             91
         3.00%, Due 5/1/2027 # ...................            138            139
      ON Semiconductor Corp.,
         2.625%, Due 12/15/2026 # ................            140            183

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                      PAR AMOUNT        VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Xilinx, Inc.,
         3.125%, Due 3/15/2037 # .................   $        225   $        214
                                                                    ------------
                                                                           2,139
                                                                    ------------
   TOTAL CONVERTIBLE OBLIGATIONS .................                        11,873
                                                                    ------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.93%
   COMMERCIAL MORTGAGE-BACKED SECURITY - 2.93%
      Banc of America Commercial Mortgage, Inc.,
         2005-6, 5.001%, Due 9/10/2047 ...........            635            630
         2007-2 A2, 5.634%, Due 4/10/2049 ........            650            648
      JP Morgan Chase Commercial Mortgage
         Securities Corp.,
         2005-LDP3 A1, 4.655%, Due 8/15/2042 .....            239            236
         2005-LDP4 A1, 4.613%, Due 10/15/2042 ....            106            105
         2007-CB19 A4, 5.747%, Due 2/12/2049 .....            400            394
      LB-UBS Commercial Mortgage Trust,
         2004-C1 A4, 5.424%, Due 2/15/2040 .......            450            432
      Wachovia Bank Commercial Mortgage Trust,
         2007-C32 A2, 5.736%, Due 6/15/2049 ......            260            260
                                                                    ------------
   TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS ..                         2,705
                                                                    ------------
ASSEST-BACKED SECURITIES - 4.06%
      American Express Credit Account Master
         Trust,
         2006-2 A, 5.35%, Due 1/15/2014 ..........          1,050          1,058
      Capital Auto Receivables Asset Trust,
         2006-SN1A A4A, 5.32%, Due 3/20/2010 # ...            900            900
      Capital One Multi-Asset Execution Trust,
         2006-A10 A10, 5.15%, Due 6/15/2014 ......            800            800
      Volkswagen Auto Loan Enhanced Trust,
         2005-1 A4, 4.86%, Due 4/20/2012 .........          1,000            995
                                                                    ------------
   TOTAL ASSET-BACKED SECURITIES .................                         3,753
                                                                    ------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 21.78%
   FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.06%
      Pool # G11911, 5.00%, Due 2/1/2021 .........          1,418          1,376
      Pool # G12200, 4.50%, Due 4/1/2021 .........          1,300          1,240
      Pool # G12410, 5.00%, Due 5/1/2021 .........          1,336          1,297
      Pool # G12454, 5.50%, Due 11/1/2021 ........          1,079          1,066
      Pool # G08079, 5.00%, Due 9/1/2035 .........          2,628          2,473
                                                                    ------------
                                                                           7,452
                                                                    ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION - 9.46%
      Pool # 545759, 6.50%, Due 7/1/2032 .........            513            522
      Pool # 555531, 5.50%, Due 6/1/2033 .........          1,098          1,066
      Pool # 255225, 5.50%, Due 6/1/2034 .........            560            543

                                                         PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Pool # 725866, 4.50%, Due 9/1/2034 .........   $        476   $        434
      Pool # 256022, 5.50%, Due 12/1/2035 ........          1,126          1,090
      Pool # 745275, 5.00%, Due 2/1/2036 .........          1,782          1,676
      Pool # 745418, 5.50%, Due 4/1/2036 .........          1,748          1,693
      Pool # 897820, 6.00%, Due 9/1/2036 .........          1,737          1,722
                                                                    ------------
                                                                           8,746
                                                                    ------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.26%
      2006-9 A, 4.201%, Due 8/16/2026 ............            653            638
      Pool # 781564, 6.00%, Due 2/15/2033 ........          1,082          1,083
      Pool # 781589, 5.50%, Due 4/15/2033 ........          1,352          1,321
      Pool # 781603, 5.00%, Due 5/15/2033 ........            937            895
                                                                    ------------
                                                                           3,937
                                                                    ------------
   TOTAL U.S. AGENCY MORTGAGE-BACKED
      OBLIGATIONS ................................                        20,135
                                                                    ------------
U.S. AGENCY OBLIGATIONS - 2.89%
   FEDERAL HOME LOAN BANK - 0.83%
      4.50%, Due 9/16/2013 .......................            800            770
                                                                    ------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.06%
      5.125%, Due 4/18/2011 + ....................          1,900          1,903
                                                                    ------------
   TOTAL U.S. AGENCY OBLIGATIONS .................                         2,673
                                                                    ------------
U.S. TREASURY OBLIGATIONS - 16.66%
      7.875%, Due 2/15/2021 + ....................          1,400          1,795
      6.25%, Due 8/15/2023 + .....................            650            737
      6.875%, Due 8/15/2025 + ....................            800            975
      5.25%, Due 11/15/2028 + ....................            900            930
      5.375%, Due 2/15/2031 + ....................          1,100          1,161
      3.875%, Due 5/15/2010 + ....................          1,000            982
      4.875%, Due 4/30/2011 + ....................          1,800          1,818
      4.50%, Due 3/31/2012 + .....................          2,300          2,289
      4.75%, Due 5/15/2014 + .....................          1,900          1,906
      4.125%, Due 5/15/2015 + ....................          1,350          1,295
      4.875%, Due 8/15/2016 + ....................          1,500          1,509
                                                                    ------------
   TOTAL U.S. TREASURY OBLIGATIONS ...............                        15,397
                                                                    ------------

                                                        SHARES
                                                     ------------
SHORT TERM INVESTMENTS - 3.62%
   American Beacon Money Market Select
      Fund *       ...............................      3,350,621          3,351
                                                                    ------------
SECURITIES LENDING COLLATERAL - 24.27%
   American Beacon Cash Plus Trust *       .......     15,212,389         15,213

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      American Beacon Money Market Select
         Fund *       ............................   $  7,222,383   $      7,222
                                                                    ------------
   TOTAL SECURITIES LENDING COLLATERAL                                    22,435
                                                                    ------------
TOTAL INVESTMENTS 123.07% - (COST $113,120) ......                       113,775
LIABILITIES, NET OF OTHER ASSETS - (23.07%) ......                       (21,329)
                                                                    ------------
TOTAL NET ASSETS - 100.00% .......................                  $     92,446
                                                                    ============

         Percentages are stated as a percent of net assets.

@@       Non-income producing security.

+        All or a portion of this security is on loan at July 31, 2007.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $8,094 or 8.76% of net assets. The Fund has no right to demand registration of these securities.

*        The Fund/Trust is affiliated by having the same investment advisor.

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                         PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
CORPORATE OBLIGATIONS - 96.63%
AUTO COMPONENTS - 3.19%
   Pep Boys, Inc., 7.50%, Due 12/15/2014 .........   $      1,135   $      1,084
   Stanadyne Corp., 10.00%, Due 8/15/2014 ........          1,000          1,010
   TriMas Corp., 9.875%, Due 6/15/2012 ...........            965            960
   TRW Automotive, Inc.,
      7.00%, Due 3/15/2014 ++ ....................          2,000          1,870
      7.25%, Due 3/15/2017 ++ ....................            900            832
   United Components, Inc., 9.375%,
      Due 6/15/2013 ..............................          2,250          2,284
                                                                    ------------
                                                                           8,040
                                                                    ------------
AUTO LOAN - 2.54%
   Ford Motor Credit Co. LLC,
      5.625%, Due 10/1/2008 ......................            400            391
      9.75%, Due 9/15/2010 .......................          1,700          1,717
      9.875%, Due 8/10/2011 ......................          1,900          1,924
   General Motors Acceptance Corp.,
      6.875%, Due 9/15/2011 ......................          2,550          2,371
                                                                    ------------
                                                                           6,403
                                                                    ------------
AUTOMOBILES - 1.07%
   Ford Motor Co.,
      8.875%, Due 1/15/2022 ......................            200            169
      7.45%, Due 7/16/2031 + .....................            725            558
   General Motors Corp.,
      7.70%, Due 4/15/2016 + .....................          1,200          1,026
      8.25%, Due 7/15/2023 .......................            700            570
      7.40%, Due 9/1/2025 ........................            500            368
                                                                    ------------
                                                                           2,691
                                                                    ------------
BASIC MATERIALS - 1.93%
   Lyondell Chemical Co., 8.00%, Due 9/15/2014 ...          2,950          3,157
   MacDermid, Inc., 9.50%, Due 4/15/2017 ++ ......            600            546
   PNA Group, Inc., 10.75%, Due 9/1/2016 ++ ......          1,075          1,150
                                                                    ------------
                                                                           4,853
                                                                    ------------
CASINO/GAMING - 0.22%
   Fontainebleau Las Vegas Holdings LLC,
      10.25%, Due 6/15/2015 ++ ...................            400            345
   Pinnacle Entertainment, Inc.,
      8.25%, Due 3/15/2012 .......................            100            101
      8.75%, Due 10/1/2013 .......................            100            103
                                                                    ------------
                                                                             549
                                                                    ------------
COMMERCIAL SERVICES - 1.92%
   Aramark Corp., 8.50%, Due 2/1/2015 ++ .........            900            848
   Harland Clarke Holdings, 10.106%,
      Due 5/15/2015 ..............................          1,500          1,387
   Iron Mountain, Inc.,
      6.625%, Due 1/1/2016 .......................            750            653
      8.75%, Due 7/15/2018 .......................            900            889
   Valassis Communications, Inc., 8.25%,
      Due 3/1/2015 ++ ............................          1,250          1,063
                                                                    ------------
                                                                           4,840
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                         PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
COMMUNICATIONS - 13.39%
   Cadmus Communications Corp., 8.375%,
      Due 6/15/2014 ..............................   $      1,700   $      1,623
   CanWest Media, Inc., 8.00%, Due 9/15/2012 .....            900            864
   Cch I LLC, 11.00%, Due 10/1/2015 ..............          1,700          1,698
   Charter Communications Holdings, 10.25%,
      Due 9/15/2010 ..............................          1,800          1,831
   CSC Holdings, Inc.,
      7.625%, Due 4/1/2011 .......................            200            192
      7.625%, Due 7/15/2018 ......................            800            712
   Dex Media, Inc.,
      9.875%, Due 8/15/2013 ......................            200            210
      Zero Coupon, Due 11/15/2013 @@ # ...........          1,170          1,053
   Digicel Group Ltd., 8.875%, Due 1/15/2015 ++ ..            800            736
   Echostar DBS Corp.,
      6.375%, Due 10/1/2011 ......................            100             96
      7.00%, Due 10/1/2013 .......................          2,000          1,920
      6.625%, Due 10/1/2014 ......................          1,000            930
      7.125%, Due 2/1/2016 .......................            700            662
   FTD, Inc., 7.75%, Due 2/15/2014 ...............            923            861
   Idearc, Inc., 8.00%, Due 11/15/2016 ...........          1,000            947
   Insight Communications Co., Inc., 12.25%,
      Due 2/15/2011 ..............................          2,875          2,976
   Intelsat Intermediate Holding Co. Ltd.,
      Zero Coupon, Due 2/1/2015 @@ # .............            600            471
   Intelsat Subsidiary Holding Co. Ltd., 8.25%,
      Due 1/15/2013 ..............................            800            796
   iPCS, Inc., 7.48%, Due 5/1/2013 ++ # ..........          1,000            965
   L-3 Communications Corp., 6.125%,
      Due 7/15/2013 ..............................          1,100          1,023
   Lamar Media Corp., 7.25%, Due 1/1/2013 ........            800            768
   Liberty Media LLC, 5.70%, Due 5/15/2013 .......            900            821
   LIN Television Corp., 6.50%, Due 5/15/2013 ....            800            770
   MasTec, Inc., 7.625%, Due 2/1/2017 ............          1,000            985
   MetroPCS Wireless, Inc., 9.25%,
      Due 11/1/2014 ++ ...........................            400            392
   Network Communications, Inc., 10.75%,
      Due 12/1/2013 ..............................          1,000          1,000
   Quebecor Media, Inc., 7.75%, Due 3/15/2016 ....            100             94
   Qwest Communications International, Inc.,
      7.50%, Due 2/15/2014 .......................          1,200          1,152
   Radio One, Inc., 6.375%, Due 2/15/2013 ........            800            724
   Reader's Digest Association, Inc., 9.00%,
      Due 2/15/2017 ++ ...........................          2,250          1,924
   Umbrella Acquisition, Inc., 9.75%,
      Due 3/15/2015 + ++ .........................          2,950          2,685
   West Corp., 9.50%, Due 10/15/2014 .............          1,900          1,852
                                                                    ------------
                                                                          33,733
                                                                    ------------
CONSTRUCTION & ENGINEERING - 0.78%
   Beazer Homes USA, Inc., 8.125%,
      Due 6/15/2016 ..............................            200            166
   KB Home,
      7.75%, Due 2/1/2010 ........................          1,000            962
      6.25%, Due 6/15/2015 .......................            600            498
      7.25%, Due 6/15/2018 .......................            400            348
                                                                    ------------
                                                                           1,974
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                         PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
CONSUMER DISCRETIONARY - 3.92%
   Commercial Vehicle Group, Inc., 8.00%,
      Due 7/1/2013 ...............................   $        400   $        368
   Dollar General Corp., 10.625%,
      Due 7/15/2015 ++ ...........................            800            772
   Fresenius Medical Care Capital Trust IV,
      7.875%, Due 6/15/2011 ......................            700            714
   Levi Strauss & Co., 12.25%, Due 12/15/2012 ....          2,500          2,663
   OSI Restaurant Partners, Inc., 10.00%,
      Due 6/15/2015 ..............................            500            435
   Penske Auto Group, Inc., 7.75%,
      Due 12/15/2016 .............................          2,250          2,160
   Simmons Co., 7.875%, Due 1/15/2014 ............          1,750          1,636
   Spectrum Brands, Inc., 7.375%, Due 2/1/2015 ...            100             64
   Travelport LLC, 9.985%, Due 9/1/2014 # ........          1,050          1,063
                                                                    ------------
                                                                           9,875
                                                                    ------------
CONSUMER STAPLES - 5.04%
   Blyth, Inc., 5.50%, Due 11/1/2013 .............          1,500          1,283
   Cott Beverages USA, Inc., 8.00%,
      Due 12/15/2011 .............................          1,600          1,552
   Jarden Corp., 7.50%, Due 5/1/2017 .............          1,500          1,350
   Payless Shoesource, Inc., 8.25%,
      Due 8/1/2013 ...............................          1,500          1,455
   Pilgrim's Pride Corp., 8.375%,
      Due 5/1/2017 + .............................          1,200          1,140
   Prestige Brands, Inc., 9.25%, Due 4/15/2012 ...          2,000          1,990
   Rafaella Apparel Group, Inc., 11.25%,
      Due 6/15/2011 ..............................          1,079          1,036
   Rental Service Corp., 9.50%,
      Due 12/1/2014 ++ ...........................            900            877
   Reynolds American, Inc., 7.625%,
      Due 6/1/2016 ...............................          1,000          1,032
   Smithfield Foods, Inc., 7.75%, Due 5/15/2013 ..          1,000            985
                                                                    ------------
                                                                          12,700
                                                                    ------------
ENERGY - 14.37%
   AmeriGas Partners, L.P.,
      7.25%, Due 5/20/2015 .......................          1,225          1,145
      7.125%, Due 5/20/2016 ......................          1,150          1,064
   Aquila, Inc., 9.95%, Due 2/1/2011 .............            900            952
   Chesapeake Energy Corp.,
      7.625%, Due 7/15/2013 ......................          1,805          1,810
      6.625%, Due 1/15/2016 ......................            900            848
   Cie Generale de Geophysique-Veritas,
      7.50%, Due 5/15/2015 .......................            100             97
      7.75%, Due 5/15/2017 .......................            300            293
   Complete Production Services, Inc., 8.00%,
      Due 12/15/2016 .............................            800            768
   Copano Energy LLC, 8.125%, Due 3/1/2016 .......            800            800
   Dynegy Holdings, Inc., 8.375%, Due 5/1/2016 ...          1,000            930
   Edison Mission Energy, 7.00%,
      Due 5/15/2017 ++ ...........................          3,800          3,429
   El Paso Corp., 6.875%, Due 6/15/2014 ..........            800            780
   Holly Energy Partners, 6.25%, Due 3/1/2015 ....          1,050            950
   Inergy L.P./Inergy Finance Corp., 6.875%,
      Due 12/15/2014 .............................          2,224          2,068
   Intergen NV, 9.00%, Due 6/30/2017 ++ ..........          1,600          1,576
   Mariner Energy, Inc., 7.50%, Due 4/15/2013 ....            900            853
   MarkWest Energy Partners LP, 6.875%,
      Due 11/1/2014 ..............................            800            744
   Massey Energy Co., 6.875%, Due 12/15/2013 .....          1,025            903

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                          PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Mirant Americas Generation LLC, 8.30%,
      Due 5/1/2011 ...............................   $        700   $        686
   Mirant North America LLC, 7.375%,
      Due 12/31/2013 .............................            100             99
   NRG Energy, Inc.,
      7.25%, Due 2/1/2014 ........................            300            290
      7.375%, Due 2/1/2016 .......................          1,900          1,834
      7.375%, Due 1/15/2017 ......................          1,000            965
   Peabody Energy Corp.,
      6.875%, Due 3/15/2013 ......................            300            292
      7.375%, Due 11/1/2016 ......................            700            684
   PetroHawk Energy Corp., 9.125%,
      Due 7/15/2013 ..............................          1,125          1,159
   PetroQuest Energy, Inc., 10.375%,
      Due 5/15/2012 ..............................          2,000          2,010
   Pogo Producing Co.,
      7.875%, Due 5/1/2013 .......................            300            304
      6.875%, Due 10/1/2017 ......................            500            502
   Regency Energy Partners LP, 8.375%,
      Due 12/15/2013 ++ ..........................          1,350          1,391
   Stone Energy Corp., 8.11%,
      Due 7/15/2010 ++ # .........................          1,162          1,159
   Swift Energy Co., 7.625%, Due 7/15/2011 .......            900            886
   Tenaska, Inc., 6.528%, Due 12/30/2014 ++ ......          1,227          1,211
   Tesoro Corp., 6.50%, Due 6/1/2017 ++ ..........            300            284
   TXU Corp., 5.55%, Due 11/15/2014 ..............            700            565
   VeraSun Energy Corp., 9.375%,
      Due 6/1/2017 ++ ............................          1,000            910
   Williams Cos., Inc.,
      7.625%, Due 7/15/2019 ......................            200            203
      7.875%, Due 9/1/2021 .......................            300            312
      8.75%, Due 3/15/2032 .......................            400            442
                                                                    ------------
                                                                          36,198
                                                                    ------------
FINANCE - 4.90%
   American Real Estate Partners, L.P., 7.125%,
      Due 2/15/2013 ++ ...........................          2,250          2,115
   Centene Corp., 7.25%, Due 4/1/2014 ............          1,200          1,140
   CPI International, Inc., 11.151%,
      Due 2/1/2015 # .............................          1,750          1,807
   E*Trade Financial Corp., 8.00%,
      Due 6/15/2011 ..............................          1,525          1,555
   KAR Holdings, Inc., 9.355%,
      Due 5/1/2014 ++ # ..........................          1,000            900
   Leucadia National Corp., 7.125%,
      Due 3/15/2017 ++ ...........................          2,250          2,047
   Petroplus Finance Ltd., 6.75%,
      Due 5/1/2014 ++ ............................            600            548
   Pinnacle Foods Finance LLC/Pinnacle Foods
      Finance Corp., 9.25%, Due 4/1/2015 ++ ......          1,400          1,274
   Residential Capital Corp., 7.19%,
      Due 4/17/2009 ++ # .........................          1,000            966
                                                                    ------------
                                                                          12,352
                                                                    ------------
HEALTH CARE - 6.31%
   Angiotech Pharmaceuticals, Inc., 9.11%,
      Due 12/1/2013 # ............................          1,750          1,772
   DaVita, Inc., 7.25%, Due 3/15/2015 ............          1,000            948
   Elan Finance PLC/Elan Finance Corp.,
      8.875%, Due 12/1/2013 ......................          1,250          1,231
      9.485%, Due 12/1/2013 # ....................          1,075          1,043
   FMC Finance III SA, 6.875%, Due 7/15/2017 ++ ..            100             96

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                          PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   HCA, Inc.,
      9.125%, Due 11/15/2014 ++ ..................   $        500   $        494
      6.50%, Due 2/15/2016 .......................          1,100            847
   Interactive Health, 8.00%, Due 4/1/2011 ++ ....          1,259          1,095
   Omnicare, Inc.,
      6.75%, Due 12/15/2013 ......................            500            457
      6.875%, Due 12/15/2015 .....................          1,550          1,399
   Skilled Healthcare Group, Inc., 11.00%,
      Due 1/15/2014 ..............................            845            904
   Tenet Healthcare Corp.,
      6.375%, Due 12/1/2011 ......................            100             85
      9.875%, Due 7/1/2014 .......................          1,200          1,068
   United Surgical Partners International, Inc.,
      9.25%, Due 5/1/2017 ++ .....................            500            465
   US Oncology Holdings, Inc., 9.797%,
      Due 3/15/2012 ++ # .........................            800            740
   US Oncology, Inc.,
      9.00%, Due 8/15/2012 .......................          1,500          1,493
      10.75%, Due 8/15/2014 ......................          1,000          1,010
   Vanguard Health Holding Co. II LLC,
      9.00%, Due 10/1/2014 .......................            800            744
                                                                    ------------
                                                                          15,891
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE - 4.08%
   Host Hotels & Resorts L.P., 6.875%,
      Due 11/1/2014 ..............................            800            772
   Host Marriott LP, 7.125%, Due 11/1/2013 .......            400            389
   Majestic Star Casino LLC, 9.50%,
      Due 10/15/2010 .............................            500            505
   MGM Mirage,
      6.75%, Due 4/1/2013 ........................          2,250          2,076
      6.625%, Due 7/15/2015 ......................          1,200          1,059
      7.50%, Due 6/1/2016 ........................            500            465
   Royal Caribbean Cruises Ltd., 7.25%,
      Due 3/15/2018 ..............................          1,200          1,127
   San Pasqual Casino Development Group,
      8.00%, Due 9/15/2013 ++ ....................          1,550          1,538
   Station Casinos, Inc.,
      6.875%, Due 3/1/2016 .......................            800            674
      7.75%, Due 8/15/2016 .......................            200            187
   Turning Stone Casino Resort, 9.125%,
      Due 12/15/2010 ++ ..........................          1,460          1,475
                                                                    ------------
                                                                          10,267
                                                                    ------------
INDUSTRIALS - 14.46%
   Allied Waste North America, Inc., 6.875%,
      Due 6/1/2017 ...............................            800            744
   Altra Industrial Motion, Inc.,
      9.00%, Due 12/1/2011 .......................          1,100          1,122
      9.00%, Due 12/1/2011 ++ ....................            500            510
   Berry Plastics Holding Corp., 8.875%,
      Due 9/15/2014 ..............................          1,300          1,248
   Bristow Group, Inc., 7.50%, Due 9/15/2017 ++ ..            300            297
   Case New Holland, Inc.,
      9.25%, Due 8/1/2011 ........................            200            210
      7.125%, Due 3/1/2014 .......................            600            587
   Clean Harbors, Inc., 11.25%, Due 7/15/2012 ....            650            708
   Coleman Cable, Inc., 9.875%,
      Due 10/1/2012 ++ ...........................          1,000          1,040

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                          PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Communications & Power Industries, Inc.,
      8.00%, Due 2/1/2012 ........................   $      1,500   $      1,508
   Crown Americas LLC, 7.75%, Due 11/15/2015 .....            800            788
   DRS Technologies, Inc.,
      6.875%, Due 11/1/2013 ......................            600            576
      7.625%, Due 2/1/2018 .......................            200            192
   Dycom Industries, Inc., 8.125%,
      Due 10/15/2015 .............................          1,500          1,470
   Equistar Chemicals, LP, 10.625%,
      Due 5/1/2011 ...............................            714            746
   GenCorp, Inc., 9.50%, Due 8/15/2013 ...........          1,500          1,575
   Greenbrier Cos., Inc., 8.375%, Due 5/15/2015 ..            400            394
   Impress Holdings BV, 8.485%,
      Due 9/15/2013 ++ # .........................          1,400          1,400
   Intertape Polymer US, Inc., 8.50%,
      Due 8/1/2014 ...............................          1,300          1,170
   Jefferson Smurfit Corp., 8.25%,
      Due 10/1/2012 ..............................            390            375
   NBTY, Inc., 7.125%, Due 10/1/2015 .............          1,130          1,096
   Nortek, Inc., 8.50%, Due 9/1/2014 .............            900            774
   Nova Chemicals Corp., 8.484%,
      Due 11/15/2013 # ...........................          1,070          1,043
   Novelis, Inc., 7.25%, Due 2/15/2015 ...........            800            802
   Owens-Brockway Glass Containers, Inc.,
      8.75%, Due 11/15/2012 ......................            275            286
      8.25%, Due 5/15/2013 .......................          1,750          1,759
      6.75%, Due 12/1/2014 .......................          1,000            920
   Plastipak Holdings, Inc., 8.50%,
      Due 12/15/2015 ++ ..........................          1,050          1,061
   RBS Global, Inc., 9.50%, Due 8/1/2014 .........            900            869
   Sanmina-SCI Corp., 8.125%, Due 3/1/2016 .......            900            796
   Smurfit Kappa Funding plc, 7.75%,
      Due 4/1/2015 ...............................            800            764
   Stewart & Stevenson LLC, 10.00%,
      Due 7/15/2014 ++ ...........................          1,000          1,030
   Superior Essex Communications, 9.00%,
      Due 4/15/2012 ..............................          2,400          2,376
   Titan International, Inc., 8.00%,
      Due 1/15/2012 ..............................          1,250          1,275
   TransDigm, Inc., 7.75%, Due 7/15/2014 ++ ......            800            784
   United Rentals North America, Inc.,
      6.50%, Due 2/15/2012 .......................          1,800          1,800
      7.75%, Due 11/15/2013 ......................            800            822
   Verso Paper Holdings LLC and Verson Paper,
      Inc., 9.125%, Due 8/1/2014 .................            500            501
   WCA Waste Corp., 9.25%, Due 6/15/2014 .........          1,000          1,005
                                                                    ------------
                                                                          36,423
                                                                    ------------
MATERIALS - 5.28%
   Compass Minerals International, Inc., Zero
      Coupon, Due 6/1/2013 @@ # ..................          1,825          1,816
   Freeport-McMoRan Copper & Gold, Inc.,
      8.25%, Due 4/1/2015 ........................          1,000          1,047
      8.375%, Due 4/1/2017 .......................            700            735
   Hercules, Inc., 6.75%, Due 10/15/2029 .........          1,750          1,702
   Huntsman International LLC, 7.875%,
      Due 11/15/2014 .............................            700            749
   Ineos Group Holdings Plc, 8.50%,
      Due 2/15/2016 ++ ...........................            700            641
   Nalco Co., 8.875%, Due 11/15/2013 .............            900            886
   Neenah Paper, Inc., 7.375%, Due 11/15/2014 ....          2,450          2,303
   Newark Group, Inc., 9.75%, Due 3/15/2014 ......          2,200          2,200

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                          PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Phibro Animal Health Corp., 10.00%,
      Due 8/1/2013 ++ ............................   $      1,250   $      1,225
                                                                    ------------
                                                                          13,304
                                                                    ------------
MEDIA - 3.84%
   Allbritton Communications Co., 7.75%,
      Due 12/15/2012 .............................          1,608          1,568
   IESY Repository GmbH, 10.375%,
      Due 2/15/2015 ++ ...........................          1,500          1,455
   Kabel Deutschland GmbH, 10.625%,
      Due 7/1/2014 ...............................          1,156          1,196
   LBI Media, Inc., 10.125%, Due 7/15/2012 .......          1,000          1,050
   R.H. Donnelley Corp., 8.875%, Due 1/15/2016 ...          1,400          1,362
   Sheridan Group, Inc., 10.25%, Due 8/15/2011 ...          2,125          2,146
   WMG Acquisition Corp., 7.375%, Due 4/15/2014 ..          1,000            895
                                                                    ------------
                                                                           9,672
                                                                    ------------
REAL ESTATE - 0.23%
   Forest City Enterprises, Inc., 7.625%,
      Due 6/1/2015 ...............................            600            576
                                                                    ------------
RETAIL - 2.50%
   Jostens Holding, 10.25%, Due 12/1/2013 # ......          1,900          1,691
   Jostens IH Corp., 7.625%, Due 10/1/2012 .......            725            711
   Michaels Stores, Inc., 10.00%,
      Due 11/1/2014 ++ ...........................            800            776
   Phillips-Van Heusen Corp., 7.75%,
      Due 11/15/2023 .............................          1,800          1,818
   Susser Holdings LLC, 10.625%, Due 12/15/2013 ..          1,236          1,310
                                                                    ------------
                                                                           6,306
                                                                    ------------
SERVICES - 0.62%
   Knowledge Learning Corp, Inc., 7.75%,
      Due 2/1/2015 ++ ............................          1,700          1,564
                                                                    ------------
TECHNOLOGY - 3.14%
   Alion Science and Technology Corp., 10.25%,
      Due 2/1/2015 ...............................            600            576
   Amkor Technology, Inc., 7.75%, Due 5/15/2013 ..          2,000          1,825
   Celestica, Inc., 7.875%, Due 7/1/2011 .........          1,000            937
   Freescale Semiconductor, Inc.,
      8.875%, Due 12/15/2014 ++ ..................          1,400          1,278
      9.235%, Due 12/15/2014 ++ # ................          1,250          1,147
   NXP BV/NXP Funding LLC, 7.875%,
      Due 10/15/2014 .............................            800            740
   Sungard Data Systems, Inc.,
      9.125%, Due 8/15/2013 ......................            100            100
      10.25%, Due 8/15/2015 ......................          1,300          1,300
                                                                    ------------
                                                                           7,903
                                                                    ------------
TELECOMMUNICATION SERVICES - 2.90%
   Block Communications, Inc., 8.25%,
      Due 12/15/2015 ++ ..........................          2,000          1,970
   Dobson Cellular Systems, Inc., 9.875%,
      Due 11/1/2012 ..............................            200            214
   Inmarsat Finance PLC, Zero Coupon,
      Due 11/15/2012 @@ # ........................            300            279
   Intelsat Bermuda Ltd., 9.25%, Due 6/15/2016 ...          1,600          1,632
   Millicom International Cellular SA, 10.00%,
      Due 12/1/2013 ..............................            800            846
   Rural Cellular Corp., 8.25%, Due 3/15/2012 ....            750            769
   Stratos Global Corp., 9.875%, Due 2/15/2013 ...            750            776

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                          PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Wind Acquisition Finance SA, 10.75%,
      Due 12/1/2015 ++ ...........................   $        800   $        824
                                                                    ------------
                                                                           7,310
                                                                    ------------
   TOTAL CORPORATE OBLIGATIONS ...................                       243,424
                                                                    ------------

                                                        SHARES
                                                     ------------
SHORT TERM INVESTMENTS - 2.97%
   American Beacon Money Market Select Fund
      *       ....................................      7,477,545          7,478
                                                                    ------------
SECURITIES LENDING COLLATERAL - 4.23%
   AIM Short-Term Investment Company Liquid
      Asset Fund, 5.28% ..........................        655,326            655

                                                      PAR AMOUNT
                                                     ------------
   Citigroup Global Markets, Inc. Master
      Note, 5.445% ...............................   $     10,000         10,000
                                                                    ------------
   TOTAL SECURITIES LENDING COLLATERAL ...........                        10,655
                                                                    ------------
TOTAL INVESTMENTS - 103.83% (COST $270,964) ......                  $    261,557
LIABILITIES, NET OF OTHER ASSETS - (3.83%) .......                        (9,658)
                                                                    ------------
TOTAL NET ASSETS - 100.00% .......................                  $    251,899
                                                                    ============

        Percentages are stated as a percent of net assets.

@@      Non-income producing security.

+       All or a portion of this security is on loan at July 31, 2007.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $55,720 or 22.12% of net assets. The Fund has no right to demand registration of these securities.

# The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

*       The Fund/Trust is affiliated by having the same investment advisor.

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                          PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
CORPORATE OBLIGATIONS - 25.99%
BANKS - 5.58%
   Banco Popular North America, Inc., 4.25%,
      Due 4/1/2008 ...............................   $        200   $        198
   Bank of America Corp.,
      5.375%, Due 8/15/2011 + ....................            185            184
      5.375%, Due 6/15/2014 ......................            200            195
      7.80%, Due 9/15/2016 .......................            400            451
   Bank One Corp.,
      5.90%, Due 11/15/2011 ......................            440            449
      4.90%, Due 4/30/2015 .......................            200            190
   Citigroup, Inc., 5.125%, Due 2/14/2011 + ......          1,000            990
   Credit Suisse First Boston, 6.50%, Due
      5/1/2008 ++ ................................            350            352
   ING Bank, NV, 5.125%, Due 5/1/2015 ++ .........            250            240
   JP Morgan Chase & Co., 6.75%, Due 2/1/2011 ....            500            521
   National City Bank, 4.50%, Due 3/15/2010 + ....            600            589
   Synovus Financial Corp., 4.875%,
      Due 2/15/2013 ..............................            200            193
   Wachovia Corp.,
      5.30%, Due 10/15/2011 + ....................            200            198
      5.70%, Due 8/1/2013 + ......................            245            246
   Washington Mutual Finance Corp., 6.875%,
      Due 5/15/2011 ..............................            230            241
   Washington Mutual, Inc.,
      8.25%, Due 4/1/2010 ........................            200            213
      4.625%, Due 4/1/2014 .......................            400            368
                                                                    ------------
                                                                           5,818
                                                                    ------------
BASIC MATERIALS - 0.32%
   Alcoa, Inc., 5.90%, Due 2/1/2027 ..............            130            122
   Weyerhaeuser Co., 5.95%, Due 11/1/2008 ........            210            211
                                                                    ------------
                                                                             333
                                                                    ------------
COMMUNICATIONS - 1.28%
   Comcast Cable Communications Holdings, Inc.,
      8.375%, Due 3/15/2013 ......................            400            446
   Comcast Corp.,
      5.30%, Due 1/15/2014 .......................            220            210
      5.875%, Due 2/15/2018 ......................            135            130
   Time Warner Cable, Inc., 5.85%,
      Due 5/1/2017 ++ ............................            435            420
   Time Warner, Inc., 6.50%, Due 11/15/2036 ......            130            123
                                                                    ------------
                                                                           1,329
                                                                    ------------
CONSUMER DISCRETIONARY - 0.71%
   Costco Wholesale Corp., 5.50%, Due 3/15/2017 ..            245            240
   Wal-Mart Stores, Inc.,
      4.55%, Due 5/1/2013 ........................            280            268
      7.55%, Due 2/15/2030 .......................            200            230
                                                                    ------------
                                                                             738
                                                                    ------------
CONSUMER STAPLES - 0.23%
   PepsiCo, Inc., 5.15%, Due 5/15/2012 + .........            235            235
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                          PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
ENERGY - 0.85%
   Apache Corp., 5.25%, Due 4/15/2013 ............   $        190   $        187
   Canadian Natural Resources Ltd.,
      5.70%, Due 5/15/2017 .......................            140            136
      6.25%, Due 3/15/2038 .......................            200            191
   EOG Resources, Inc., 4.75%, Due 3/15/2014 ++ ..            200            191
   Weatherford International, Inc., 5.95%,
      Due 6/15/2012 ++ ...........................            180            182
                                                                    ------------
                                                                             887
                                                                    ------------
FINANCE - 3.09%
   American General Finance Corp.,
      5.375%, Due 9/1/2009 + .....................            385            386
      4.875%, Due 5/15/2010 ......................            200            198
   Ameriprise Financial, Inc., 5.35%,
      Due 11/15/2010 .............................            335            334
   Capital One Financial Corp., 5.70%,
      Due 9/15/2011 ..............................            200            199
   General Electric Capital Corp., 4.375%,
      Due 3/3/2012 ...............................            350            337
   Goldman Sachs Group, Inc., 4.75%,
      Due 7/15/2013 ..............................            200            189
   HSBC Finance Corp., 5.25%, Due 1/14/2011 ......            800            794
   International Lease Finance Corp.,
      6.375%, Due 3/15/2009 ......................            250            254
      5.75%, Due 6/15/2011 .......................            165            166
   Lehman Brothers Holdings, Inc., 4.25%,
      Due 1/27/2010 + ............................            200            196
   Merrill Lynch & Co., Inc., 6.11%,
      Due 1/29/2037 ..............................            190            171
                                                                    ------------
                                                                           3,224
                                                                    ------------
INDUSTRIALS - 2.71%
   Caterpillar Financial Services Corp., 4.15%,
      Due 1/15/2010 ..............................            200            195
   CRH America, Inc., 6.00%, Due 9/30/2016 .......            135            133
   Daimler Finance NA LLC,
      5.875%, Due 3/15/2011 ......................            200            201
      5.75%, Due 9/8/2011 ........................            200            200
   John Deere Capital Corp.,
      4.125%, Due 1/15/2010 ......................            500            488
      5.40%, Due 10/17/2011 ......................            235            235
   Martin Marietta Materials, Inc., 6.90%,
      Due 8/15/2007 ..............................            300            300
   Masco Corp., 6.125%, Due 10/3/2016 ............            135            131
   Nissan Motor Acceptance Corp., 5.625%,
      Due 3/14/2011 ++ ...........................            200            200
   Norfolk Southern Corp., 8.625%,
      Due 5/15/2010 ..............................            190            206
   Union Pacific Corp.,
      3.875%, Due 2/15/2009 ......................            335            328
      6.50%, Due 4/15/2012 + .....................            200            207
                                                                    ------------
                                                                           2,824
                                                                    ------------
INSURANCE - 3.11%
   Aegon Funding Corp., 5.75%, Due 12/15/2020 ....            200            201
   American International Group, Inc., 6.25%,
      Due 5/1/2036 ...............................            200            202
   ASIF Global Financing, 3.90%,
      Due 10/22/2008 ++ ..........................            300            295

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                          PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Hartford Financial Services Group, Inc.,
      5.25%, Due 10/15/2011 ......................   $        450   $        449
      5.375%, Due 3/15/2017 ......................            195            188
   John Hancock Global Funding II, 7.90%,
      Due 7/2/2010 ++ ............................            550            591
   Lincoln National Corp., 4.75%, Due 2/15/2014 ..            100             95
   MetLife, Inc.,
      5.375%, Due 12/15/2012 + ...................            240            239
      5.00%, Due 6/15/2015 .......................            170            161
   Metropolitan Life Global Funding I, 4.625%,
      Due 8/19/2010 ++ ...........................            300            295
   Prudential Financial, Inc.,
      4.50%, Due 7/15/2013 .......................            200            188
      5.10%, Due 9/20/2014 .......................            210            202
   Willis North America, Inc., 6.20%,
      Due 3/28/2017 ..............................            130            130
                                                                    ------------
                                                                           3,236
                                                                    ------------
PHARMACEUTICALS - 0.99%
   Abbott Laboratories, 5.60%, Due 5/15/2011 .....            170            171
   Amgen, Inc., 4.00%, Due 11/18/2009 ............            210            204
   Hospira, Inc., 6.05%, Due 3/30/2017 ...........            130            128
   Schering-Plough Corp., 6.75%,
      Due 12/1/2033 + ............................            185            200
   Wyeth Corp., 5.50%, Due 2/1/2014 ..............            335            329
                                                                    ------------
                                                                           1,032
                                                                    ------------
REAL ESTATE - 1.55%
   Equity Residential, 5.125%, Due 3/15/2016 .....            185            173
   iStar Financial, Inc., 5.85%,
      Due 3/15/2017 + ............................            300            266
   ProLogis,
      5.50%, Due 4/1/2012 ........................            200            199
      5.625%, Due 11/15/2016 .....................            200            195
   ProLogis Trust, 7.10%, Due 4/15/2008 ..........            220            221
   Simon Property Group LP,
      6.375%, Due 11/15/2007 .....................            200            200
      5.375%, Due 6/1/2011 .......................            200            199
      5.75%, Due 12/1/2015 .......................            170            168
                                                                    ------------
                                                                           1,621
                                                                    ------------
TECHNOLOGY - 0.44%
   Cisco Systems, Inc.,
      5.25%, Due 2/22/2011 .......................            200            199
      5.50%, Due 2/22/2016 .......................            270            265
                                                                    ------------
                                                                             464
                                                                    ------------
TELEPHONE - 2.40%
   America Movil, S.A. de C.V., 6.375%,
      Due 3/1/2035 ...............................            200            188
   AT&T, Inc.,
      5.10%, Due 9/15/2014 .......................            220            208
      5.625%, Due 6/15/2016 ......................            395            382
      6.80%, Due 5/15/2036 + .....................            100            104
   Cingular Wireless Services, Inc., 8.75%,
      Due 3/1/2031 ...............................            170            210

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                          PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Deutsche Telekom AG, 8.00%, Due 6/15/2010 .....   $        150   $        160
   Nextel Communications, Inc., 6.875%,
      Due 10/31/2013 .............................            290            278
   Sprint Capital Corp., 8.375%, Due 3/15/2012 ...            200            219
   Telecom Italia S.p.A., 4.00%, Due 11/15/2008 ..            220            215
   Telefonica Emisiones SAU, 5.984%,
      Due 6/20/2011 + ............................            160            161
   Verizon Communications, Inc., 5.50%,
      Due 4/1/2017 + .............................            200            192
   Vodafone Group plc, 6.15%, Due 2/27/2037 ......            200            183
                                                                    ------------
                                                                           2,500
                                                                    ------------
UTILITIES - 2.73%
   Columbus Southern Power Co., 5.50%,
      Due 3/1/2013 + .............................            320            316
   Dominion Resources, Inc., Series A, 5.60%,
      Due 11/15/2016 .............................            135            131
   Duke Energy Indiana, Inc., 6.05%,
      Due 6/15/2016 + ............................            205            205
   FPL Group Capital, Inc., 5.625%,
      Due 9/1/2011 ...............................            390            393
   MidAmerican Energy Holdings Co.,
      5.875%, Due 10/1/2012 ......................            405            411
      6.125%, Due 4/1/2036 .......................            200            191
   Public Service Enterprise Group, Inc., 6.95%,
      Due 6/1/2012 ...............................            355            373
   Southern Power Co., 6.25%, Due 7/15/2012 ......            270            277
   Virginia Electric and Power Co., 6.00%,
      Due 5/15/2037 ..............................            125            120
   Xcel Energy, Inc., 5.613%, Due 4/1/2017 ++ ....            431            424
                                                                    ------------
                                                                           2,841
                                                                    ------------
   TOTAL CORPORATE OBLIGATIONS ...................                        27,082
                                                                    ------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 6.84%
   Banc of America Commercial Mortgage, Inc.,
      2005-6, 5.001%, Due 9/10/2047 ..............            317            315
      2007-2 A2, 5.634%, Due 4/10/2049 ...........            450            449
   Banc of America Mortgage Securities, Inc.,
      2004-8 3A1, 5.25%, Due 10/25/2019 ..........            636            619
   Bear Stearns Commercial Mortgage
      Securities, Inc.,
      2006-T22 A2, 5.633%, Due 4/12/2038 .........            265            265
      2006-PW13 A4, 5.54%, Due 9/11/2041 .........             95             93
      2004-PWR5 A4, 4.831%, Due 7/11/2042 ........            535            513
      2005-T20 A2, 5.127%, Due 10/12/2042 ........            430            426
   Chase Mortgage Finance Corp., 2006A1 A1,
      6.054%, Due 9/25/2036 # ....................          1,154          1,146
   Citigroup Commercial Mortgage Trust,
      2004-C2 A3, 4.38%, Due 10/15/2041 ..........            470            451
   General Electric Capital Commercial Mortgage
      Corp., 2003-C2 A2, 4.17%, Due 7/10/2037 ....            312            306
   JP Morgan Chase Commercial Mortgage
      Securities Corp.,
      2004-CBX A4, 4.529%, Due 1/12/2037 .........            255            246
      2005-LDP3 A1, 4.655%, Due 8/15/2042 ........            136            135
      2005-LDP4 A1, 4.613%, Due 10/15/2042 .......             60             60
      2005-LDP1 A2, 4.625%, Due 3/15/2046 ........            505            495
      2007-CB19 A4, 5.747%, Due 2/12/2049 ........            300            295
   LB-UBS Commercial Mortgage Trust, 2004-C1 A4,
      5.424%, Due 2/15/2040 ......................            300            288
   Prime Mortgage Trust, 2005-2, 5.25%,
      Due 7/25/2020 ..............................            431            419
   Wachovia Bank Commercial Mortgage Trust,
      2007-C32 A2, 5.736%, Due 6/15/2049 .........            210            210

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                         PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Wells Fargo Mortgage Backed Securities Trust,
      2006-11 A8, 6.00%, Due 9/25/2036 ...........   $        396   $        394
                                                                    ------------
   TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS ..                         7,125
                                                                    ------------
ASSET-BACKED SECURITIES - 2.40%
   American Express Credit Account Master Trust,
      2006-2 A, 5.35%, Due 1/15/2014 .............            800            806
   Capital Auto Receivables Asset Trust,
      2006-SN1A A4A, 5.32%, Due 3/20/2010 ++ .....            600            600
   Capital One Multi-Asset Execution Trust,
      2006-A10 A10, 5.15%, Due 6/15/2014 .........            600            600
   Volkswagen Auto Loan Enhanced Trust,
      2005-1 A4, 4.86%, Due 4/20/2012 ............            500            498
                                                                    ------------
   TOTAL ASSET-BACKED SECURITIES .................                         2,504
                                                                    ------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 28.85%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.56%
      Pool # G11295, 5.50%, Due 9/1/2017 .........            227            226
      Pool # E01602, 4.50%, Due 3/1/2019 .........            641            613
      Pool # G11879, 5.00%, Due 10/1/2020 ........            638            620
      Pool # G12486, 5.00%, Due 7/1/2021 .........            554            538
      Pool # G12454, 5.50%, Due 11/1/2021 ........            450            444
      Pool # J03849, 5.00%, Due 11/1/2021 ........             98             95
      Pool # G12603, 5.50%, Due 4/1/2022 .........             48             47
      Pool # G18181, 5.00%, Due 5/1/2022 .........            188            182
      Pool # G18190, 5.50%, Due 6/1/2022 .........            432            427
      Pool # C00647, 6.50%, Due 9/1/2028 .........             93             95
      Pool # G01457, 6.00%, Due 8/1/2029 .........            324            324
      Pool # C01598, 5.00%, Due 8/1/2033 .........            798            753
      Pool # C01786, 5.50%, Due 2/1/2034 .........          1,168          1,133
      Pool # G08006, 6.00%, Due 8/1/2034 .........            566            563
      Pool # G01824, 6.50%, Due 4/1/2035 .........             49             50
      Pool # G08072, 5.00%, Due 8/1/2035 .........            525            494
      Pool # G08079, 5.00%, Due 9/1/2035 .........            438            412
      Pool # G02418, 5.50%, Due 11/1/2036 ........            881            851
      Pool # 1G1389, 5.895%, Due 12/1/2036 # .....            626            626
      Pool # 1B3208, 5.855%, Due 1/1/2037 # ......            779            783
      Pool # 1B3314, 5.795%, Due 3/1/2037 # ......            556            557
      Pool # 1G1916, 5.264%, Due 4/1/2037 # ......            596            587
      Pool # G03111, 5.50%, Due 5/1/2037 .........          1,135          1,097
      Pool # G08210, 6.00%, Due 7/1/2037 .........            490            486
      Pool # A63838, 6.50%, Due 8/1/2037 .........             40             40
                                                                    ------------
                                                                          12,043
                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.24%
      Pool # 545449, 6.50%, Due 2/1/2017 .........            295            301
      Pool # 545823, 5.50%, Due 8/1/2017 .........            391            388
      Pool # 254545, 5.00%, Due 12/1/2017 ........          1,001            976
      Pool # 254865, 4.50%, Due 9/1/2018 .........            675            646
      Pool # 747824, 5.50%, Due 11/1/2018 ........            187            185
      Pool # 747844, 5.50%, Due 12/1/2018 ........            170            168

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                         PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Pool # 811383, 5.00%, Due 3/1/2020 .........   $        222    $       216
      Pool # 837219, 4.00%, Due 8/1/2020 .........            497            461
      Pool # 745562, 5.50%, Due 4/1/2021 .........             20             20
      Pool # 256480, 5.50%, Due 11/1/2021 ........            141            139
      Pool # 725238, 5.00%, Due 3/1/2034 .........          1,004            947
      Pool # 725866, 4.50%, Due 9/1/2034 .........            317            290
      Pool # 735224, 5.50%, Due 2/1/2035 .........          1,260          1,223
      Pool # 844809, 5.00%, Due 11/1/2035 ........            892            840
      Pool # 850280, 5.50%, Due 12/1/2035 ........            453            438
      Pool # 849299, 5.50%, Due 1/1/2036 .........            823            797
      Pool # 866593, 5.50%, Due 1/1/2036 .........            811            785
      Pool # 879518, 5.50%, Due 3/1/2036 .........            689            667
      Pool # 745418, 5.50%, Due 4/1/2036 .........            874            846
      Pool # 745822, 6.00%, Due 9/1/2036 .........            534            529
      Pool # 893688, 6.00%, Due 10/1/2036 ........              9              9
      Pool # 888236, 5.50%, Due 11/1/2036 ........            777            751
      Pool # 898307, 6.00%, Due 11/1/2036 ........            863            856
      Pool # 905058, 6.00%, Due 11/1/2036 ........            418            415
      Pool # 902784, 6.00%, Due 12/1/2036 ........            844            837
      Pool # 912531, 6.00%, Due 2/1/2037 .........            269            267
      Pool # 936595, 5.00%, Due 5/1/2037 .........            253            237
      6.50%, Due TBA .............................          1,635          1,651
                                                                    ------------
                                                                          15,885
                                                                    ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.05%
      2006-9 A, 4.201%, Due 8/16/2026 ............            373            365
      Pool # 780747, 6.50%, Due 3/15/2028 ........            518            530
      Pool # 781273, 6.00%, Due 4/15/2031 ........            616            618
      Pool # 003515, 5.50%, Due 2/20/2034 ........            641            624
                                                                    ------------
                                                                           2,137
                                                                    ------------
   TOTAL U.S. AGENCY MORTGAGE-BACKED
      OBLIGATIONS ................................                        30,065
                                                                    ------------
U.S. AGENCY OBLIGATIONS - 9.86%
FEDERAL FARM CREDIT BANK - 1.57%
      5.10%, Due 8/14/2007 # .....................          1,635          1,632
                                                                    ------------
FEDERAL HOME LOAN BANK - 1.75%
      5.00%, Due 10/16/2009 + ....................          1,005          1,001
      5.25%, Due 11/3/2009 .......................            250            250
      4.50%, Due 9/16/2013 .......................            600            577
                                                                    ------------
                                                                           1,828
                                                                    ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.17%
      5.25%, Due 2/24/2011 .......................          1,260          1,257
      5.875%, Due 3/21/2011 + ....................            380            390
      5.125%, Due 4/18/2011 + ....................          1,400          1,402
      5.40%, Due 3/17/2021 .......................            965            950

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                         PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      6.00%, Due 12/15/2031 ......................   $        500   $        507
      6.00%, Due 12/1/2099 .......................            890            883
                                                                    ------------
                                                                           5,389
                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.37%
      Zero Coupon, Due 8/14/2007 @@ *       ......            890            889
      5.125%, Due 1/2/2014 .......................            545            538
                                                                    ------------
                                                                           1,427
                                                                    ------------
   TOTAL U.S. AGENCY OBLIGATIONS .................                        10,276
                                                                    ------------
U.S. TREASURY OBLIGATIONS - 23.50%
      4.875%, Due 8/15/2009 + ....................            135            136
      3.50%, Due 11/15/2009 + ....................          1,000            977
      3.875%, Due 5/15/2010 + ....................          1,200          1,179
      4.875%, Due 4/30/2011 + ....................          2,100          2,121
      4.50%, Due 3/31/2012 + .....................          1,900          1,891
      4.75%, Due 5/31/2012 + .....................          2,460          2,475
      4.75%, Due 5/15/2014 + .....................          4,930          4,945
      4.125%, Due 5/15/2015 + ....................          1,500          1,439
      4.875%, Due 8/15/2016 + ....................            850            855
      4.625%, Due 2/15/2017 + ....................          2,930          2,892
      9.125%, Due 5/15/2018 + ....................            400            542
      7.875%, Due 2/15/2021 + ....................            750            962
      6.25%, Due 8/15/2023 + .....................            650            737
      6.875%, Due 8/15/2025 + ....................            470            573
      5.25%, Due 11/15/2028 + ....................            650            671
      5.375%, Due 2/15/2031 + ....................            850            897
      4.50%, Due 2/15/2036 + .....................          1,285          1,201
                                                                    ------------
   TOTAL U.S. TREASURY OBLIGATIONS ...............                        24,493
                                                                    ------------

                                                        SHARES
                                                     ------------
SHORT TERM INVESTMENTS - 4.10%
   American Beacon Money Market Select Fund ## ...      4,273,003          4,273
                                                                    ------------
SECURITIES LENDING COLLATERAL - 25.36%
   American Beacon Cash Plus Trust ## ............     17,922,934         17,923
   American Beacon Money Market Select Fund ## ...      8,509,268          8,509
                                                                    ------------
   TOTAL SECURITIES LENDING COLLATERAL ...........                        26,432
                                                                    ------------
TOTAL INVESTMENTS - 126.90% (COST $133,550) ......                  $    132,250
LIABILITIES, NET OF OTHER ASSETS - (26.90%) ......                       (28,034)
                                                                    ------------
TOTAL NET ASSETS - 100.00% .......................                  $    104,216
                                                                    ============

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

        Percentages are stated as a percent of net assets.

@@      Non-income producing security.

+       All or a portion of this security is on loan at July 31, 2007.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,790 or 3.64% of net assets. The Fund has no right to demand registration of these securities.

# The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

*       Rates represent discount rate.

##      The Fund/Trust is affiliated by having the same investment advisor.

                             See accompanying notes

AMERICAN BEACON SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                          PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
CORPORATE OBLIGATIONS - 64.54%
BANKS - 18.30%
   Citigroup, Inc.,
      4.125%, Due 2/22/2010 ......................   $      1,000   $        975
      4.625%, Due 8/3/2010 .......................          1,000            985
   Comerica Bank, 6.00%, Due 10/1/2008 ...........          2,200          2,210
   HSBC Bank USA NA, 3.875%, Due 9/15/2009 .......          2,000          1,940
   JP Morgan Chase & Co., 6.75%, Due 2/1/2011 ....          2,000          2,084
   National City Bank, 4.50%, Due 3/15/2010 ......          2,000          1,964
   National Westminster Bank plc, 7.375%, Due
      10/1/2009 ..................................          2,000          2,090
   Wachovia Corp., 5.30%, Due 10/15/2011 .........          2,000          1,977
   Washington Mutual, Inc., 8.25%, Due 4/1/2010 ..          2,000          2,133
                                                                    ------------
                                                                          16,358
                                                                    ------------
COMMUNICATIONS - 2.26%
   Comcast Cable Communications, Inc., 6.20%, Due
      11/15/2008 .................................          2,000          2,018
                                                                    ------------
FINANCE - 17.07%
   Capital One Financial Corp., 5.70%, Due
      9/15/2011 ..................................          1,000            994
   Countrywide Home Loans, Inc., 3.25%, Due
      5/21/2008 ..................................          2,000          1,958
   Credit Suisse USA, Inc., 4.70%, Due
      6/1/2009 + .................................          2,000          1,986
   General Electric Capital Corp., 5.875%, Due
      2/15/2012 ..................................          3,000          3,059
   Goldman Sachs Group, Inc., 6.65%, Due
      5/15/2009 ..................................          1,000          1,021
   Lehman Brothers Holdings, Inc., 4.25%, Due
      1/27/2010 + ................................          1,600          1,566
   MBNA Corp., 7.50%, Due 3/15/2012 ..............          2,000          2,162
   Merrill Lynch & Co., Inc., 6.00%, Due
      2/17/2009 ..................................          2,500          2,520
                                                                    ------------
                                                                          15,266
                                                                    ------------
INDUSTRIALS - 8.23%
   Bunge Limited Finance Corp., 4.375%, Due
      12/15/2008 .................................          1,000            985
   Caterpillar Financial Services Corp., 4.15%,
      Due 1/15/2010 ..............................          2,000          1,957
   Daimler Finance NA LLC, 5.75%, Due 9/8/2011 ...          1,000            999
   John Deere Capital Corp., 4.125%, Due
      1/15/2010 ..................................          2,500          2,438
   Nissan Motor Acceptance Corp., 4.625%, Due
      3/8/2010 ++ ................................          1,000            976
                                                                    ------------
                                                                           7,355
                                                                    ------------
INSURANCE - 9.77%
   ASIF Global Financing, 3.90%, Due
      10/22/2008 ++ ..............................          2,000          1,967
   Hartford Financial Services Group, Inc., 5.25%,
      Due 10/15/2011 .............................            700            698
   ING Security Life Institutional Funding, 4.25%,
      Due 1/15/2010 ++ ...........................          1,500          1,464
   John Hancock Global Funding II, 7.90%, Due
      7/2/2010 ++ ................................          2,000          2,148
   Metropolitan Life Global Funding I, 4.625%, Due
      8/19/2010 ++ ...............................          1,500          1,476
   Monumental Global Funding II, 4.625%, Due
      3/15/2010 ++ ...............................          1,000            984
                                                                    ------------
                                                                           8,737
                                                                    ------------
REAL ESTATE - 3.34%
   iStar Financial, Inc., 5.375%, Due 4/15/2010 ..          1,000            984
   Simon Property Group LP, 6.375%, Due
      11/15/2007 .................................          2,000          2,003
                                                                    ------------
                                                                           2,987
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                          PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
TELEPHONE - 3.37%
   AT&T Corp., 6.00%, Due 3/15/2009 ..............   $      2,000   $      2,020
   Vodafone Group plc, 5.50%, Due 6/15/2011 ......          1,000            992
                                                                    ------------
                                                                           3,012
                                                                    ------------
UTILITIES - 2.20%
   MidAmerican Energy Holdings Co., 3.50%, Due
      5/15/2008 ..................................          2,000          1,971
                                                                    ------------
   TOTAL CORPORATE OBLIGATIONS ...................                        57,704
                                                                    ------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.49%
   Banc of America Commercial Mortgage, Inc.,
      2005-6, 5.001%, Due 9/10/2047 ..............            635            629
      2007-2 A2, 5.634%, Due 4/10/2049 ...........            800            798
   Wachovia Bank Commercial Mortgage Trust,
      2006-C23 A1, 5.203%, Due 1/15/2045 .........            800            796
                                                                    ------------
   TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS ..                         2,223
                                                                    ------------

ASSET-BACKED SECURITIES - 22.32%
   Banc of America Securities Auto Trust,
      2005-WF1 A4, 4.08%, Due 4/18/2010 ..........          3,000          2,966
   Capital Auto Receivables Asset Trust,
      2006-SN1A A4A, 5.32%, Due 3/20/2010 ++ .....          2,000          2,001
      2006-1 A4, 5.04%, Due 5/17/2010 ............            250            250
   CarMax Auto Owner Trust, 2005-3 A4, 4.91%, Due
      1/18/2011 ..................................          1,200          1,195
   Chase Manhattan Auto Owner Trust, 2006-A A4,
      5.36%, Due 1/15/2013 .......................          2,000          2,009
   DaimlerChrysler Auto Trust, 2004-C A4, 3.28%,
      Due 12/8/2009 ..............................          2,693          2,662
   HSBC Automotive Trust, 2005-1 A4, 4.35%, Due
      6/18/2012 ..................................          3,000          2,963
   USAA Auto Owner Trust, 5.55%, Due 2/15/2013 ...          3,000          3,031
   Volkswagen Auto Loan Enhanced Trust, 2005-1 A4,
      4.86%, Due 4/20/2012 .......................          1,500          1,493
   Wells Fargo Financial Auto Owner Trust, 2004-A
      A4, 2.67%, Due 8/16/2010 ...................          1,394          1,384
                                                                    ------------
   TOTAL ASSET-BACKED SECURITIES .................                        19,954
                                                                    ------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 3.09%
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.09%
      2006-18 A, 4.968%, Due 9/15/2008 ...........            947            940
      2006-9 A, 4.201%, Due 8/16/2026 ............          1,865          1,823
                                                                    ------------
TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS ....                         2,763
                                                                    ------------

                                                        SHARES
                                                     ------------
SHORT TERM INVESTMENTS - 6.33%
   American Beacon Money Market Select Fund # ....      5,659,764          5,660
                                                                    ------------
SECURITIES LENDING COLLATERAL - 2.16%
   American Beacon Cash Plus Trust # .............      1,311,999          1,312

                             See accompanying notes

AMERICAN BEACON SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   American Beacon Money Market Select Fund # ....   $    622,897   $        623
                                                                    ------------
   TOTAL SECURITIES LENDING COLLATERAL ...........                         1,935
                                                                    ------------
TOTAL INVESTMENTS  - 100.93% (COST $90,874) ......                  $     90,239
LIABILITIES, NET OF OTHER ASSETS - (0.93%) .......                          (830)
                                                                    ------------
TOTAL NET ASSETS - 100.00% .......................                  $     89,409
                                                                    ============

     Percentages are stated as a percent of net assets.

+    All or a portion of this security is on loan at July 31, 2007.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,016 or 12.32% of net assets. The Fund has no right to demand registration of these securities.

#    The Fund/Trust is affiliated by having the same investment advisor.

                             See accompanying notes

AMERICAN BEACON FUNDS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
Security Valuation

          Investments are valued at the close of the New York Stock Exchange (the "Exchange"), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

          Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. When a price is unavailable from a pricing service or when the price provided by the pricing service is deemed not to represent fair value, the prices of debt securities may be determined using quotes obtained from brokers.

          Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method which approximates market value.

          Securities for which the market prices are not readily available or are not reflective of the fair value of the security,as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the "Board").

          Most foreign markets close before the Exchange. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the Exchange normally will not be reflected in security valuations. If such developments are so significant such that they will, in the judgement of the pricing committee of the funds, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the Exchange, as determined in good faith and pursuant to procedures approved by the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

     Currency Translation

          All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer.

     Securities Lending

          Each fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned and initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is marked to market and monitored daily. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent (the "Agent") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements.

AMERICAN BEACON FUNDS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
          Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

     Cost of Investments for Federal Income Tax Purposes

          As of July 31, 2007, the cost of investments for federal income tax purposes was as follows (in thousands):

                               Cost Basis of
                              Investments for                                 Net Unrealized
                               Federal Income    Unrealized     Unrealized     Appreciation/
           Fund                 Tax Purposes    Appreciation   Depreciation   (Depreciation)
           ----               ---------------   ------------   ------------   --------------
Balanced                         1,236,828         141,959        (17,130)       124,829
Large Cap Value                  7,503,898         844,396       (164,740)       679,656
Large Cap Growth                    98,072           8,120         (2,975)         5,145
Mid-Cap Value                      147,064           9,029         (6,197)         2,832
Small Cap Value                  4,020,491         470,109       (241,340)       228,769
Small Cap Value Opportunity         39,069             485         (3,080)        (2,594)
International Equity             2,506,042         666,629        (49,735)       616,894
Emerging Markets                   204,706          59,258         (1,867)        57,391
High Yield Bond                    271,054           1,141        (10,638)        (9,497)
Enhanced Income                    113,210           1,864         (1,694)           170
Intermediate Bond                  133,561             188         (1,499)        (1,311)
Short-Term Bond                     90,874             143           (778)          (635)

ITEM 2. CONTROLS AND PROCEDURES.
(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.
(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By: /s/ Douglas G. Herring
    --------------------
    Douglas G. Herring
    President

Date: September 27, 2007
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Douglas G. Herring
    --------------------
    Douglas G. Herring
    President

Date: September 27, 2007
      ------------------


By: /s/ Rebecca L. Harris
    ---------------------
    Rebecca L. Harris
    Treasurer

Date: September 27, 2007
      ------------------